UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Managed Income Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds II
BlackRock Managed Income Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term.
However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S.
mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
2.31% (18.11)%
U.S. small cap equities
(Russell 2000
®
Index)
3.91 (20.44)
International equities (MSCI
Europe, Australasia, Far
East Index)
6.36 (14.45)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.99) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.32 1.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.58) (16.28)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.97) (13.01)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.50 (8.53)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
3.50 (11.18)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Investment Objective
BlackRock Managed Income Fund’s (the “Fund”) investment objective is to seek to maximize current income with consideration for risk-managed total return.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its Customized Reference Benchmark, a blend of 30% S&P 500
®
Index/70% Bloomberg U.S.
Aggregate Bond Index. For the same period, the Fund outperformed the Bloomberg U.S. Aggregate Bond Index.
Performance is reviewed on an absolute basis due to the nature of the Fund’s strategy. The Fund is managed within a risk-controlled framework, and it strives to maintain a consistent yield with a risk profile below that of the benchmark.
What factors influenced performance?
Most of the Fund’s allocations suffered losses in absolute terms given the “risk-off” environment and weak performance of both stocks and bonds. However, the Fund’s risk-
management strategies with respect to foreign currencies contributed to absolute performance, given that most currencies lost ground against the U.S. dollar. Holdings in collateralized loan obligations also aided returns, as investors sought flexibility in the rising-rate environment.
Higher interest rates and elevated inflation weighed on most segments of the fixed-income market. Investment-grade bonds were the largest detractor from returns given their interest rate sensitivity and relatively large allocation within the Fund. High yield bonds also experienced negative returns at a time of depressed investor risk appetites.
Covered calls were another key detractor due to the downturn in stock prices (covered calls involved the use of derivatives and are intended as an alternative source of income).
The Fund held derivatives during the year. In addition to the currency and covered call strategies, it used U.S. Treasury futures to manage (increase) the Fund’s interest-rate risk. This aspect of its strategy detracted given the downturn in the bond market. Its use of derivative strategies to manage the Fund’s overall equity allocation also contributed to performance.
Describe recent portfolio activity.
The Fund’s investment advisor generally reduced risk over the reporting period as both stocks and bonds experienced heightened volatility and headwinds driven by elevated inflation, higher interest rates and uncertainty about the economic outlook. The Fund finished 2022 with a lower weighting in stocks than it had at the start of the year.
The investment adviser reduced the Fund’s allocations to both high yield bonds and floating rate loan interests throughout the course of the year, which also reflected its effort to manage risk. On the other hand, the investment adviser increased the Fund’s allocations to higher-rated segments of the fixed-income market, such as investment-grade corporates and high-quality collateralized loan obligations. The investment adviser believes higher-quality investments feature attractive yields for the associated risks, and it thinks they may offer upside potential after a challenging year.
The Fund incrementally added duration throughout the year as interest rates increased (duration is a measure of interest-rate sensitivity). While interest rates may move modestly higher, the investment adviser believes duration may offer attractive diversification and risk mitigating benefits.
The Fund’s period-end cash position was modestly elevated as the investment adviser was judicious in the Fund’s overall level of risk amidst a backdrop of elevated asset prices after a period of strong market performance. The cash position did not have a meaningful impact on performance.
Describe portfolio positioning at period end.
The Fund was diversified across several income-producing asset classes — including investment-grade debt, floating rate loan interest, high yield bonds, global equities, covered calls, mortgage-backed securities, preferred stocks and cash — and it continued to employ risk-management strategies. At the close of the period, the Fund’s duration stood at approximately 3.3 years.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Managed Income Fund
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. The Fund’s returns between July 29,
2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond
Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional shares do not have a sales charge.
(b)
The Fund may invest up to 100% of its assets in fixed-income securities and up to 30% of its assets in equity securities. The Fund’s returns between July 29, 2013 and October 1, 2016 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Investment Grade Bond Portfolio”. The Fund’s returns prior to July 29, 2013 are the returns of the Fund when it followed different investment strategies under the name “BlackRock Long Duration Bond Portfolio”.
(c)
A customized performance benchmark comprised of the returns of the Bloomberg U.S. Aggregate Bond Index (70%) and the S&P 500
®
Index (30%).
(d)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 5.33% 5.12% (9.27)% N/A 2.01% N/A 2.42% N/A
Investor A ........................... 4.87 4.71 (9.51) (13.13)% 1.76 0.93% 2.12 1.70%
Investor C ........................... 4.31 4.12 (10.12) (10.99) 1.00 1.00 1.37 1.37
Class K ............................ 5.38 5.20 (9.10) N/A 2.07 N/A 2.49 N/A
Bloomberg U.S. Aggregate Bond Index ..... — — (13.01) N/A 0.02 N/A 1.06 N/A
Customized Reference Benchmark ........ — — (14.29) N/A 3.09 N/A 4.61 N/A
(a)

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Managed Income Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,011.80 $ 2.08 $ 1,000.00 $ 1,023.14 $ 2.09 0.41%
Investor A ................................ 1,000.00 1,010.40 3.34 1,000.00 1,021.88 3.36 0.66
Investor C ................................ 1,000.00 1,006.40 7.13 1,000.00 1,018.10 7.17 1.41
Class K .................................. 1,000.00 1,012.10 1.83 1,000.00 1,023.39 1.84 0.36
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Managed Income Fund
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................. 39.7%
Investment Companies ............................. 19.1
Asset-Backed Securities ............................ 15.1
Common Stocks ................................. 10.3
Floating Rate Loan Interests ......................... 6.7
Equity-Linked Notes ............................... 5.6
Preferred Securities ............................... 1.9
Non-Agency Mortgage-Backed Securities ................ 1.5
Foreign Agency Obligations .......................... 0.1
Warrants ...................................... 0.0
(d)
Other Interests .................................. —
CREDIT QUALITY ALLOCATION
Credit Rating
(b)
Percent of
Total Investments
(a)
AAA/Aaa
(c)
...................................... 12.0%
AA/Aa ......................................... 6.1
A ............................................ 29.9
BBB/Baa ....................................... 20.8
BB/Ba ......................................... 6.0
B ............................................ 6.4
CCC/Caa ....................................... 1.2
CC/Ca ........................................ 0.1
NR ........................................... 17.5
(a)
Excludes short-term securities.
(b)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.
(d)
Represents less than 0.1% of the Fund's total investments.

About Fund Performance
2022
BlackRock Annual Report to Shareholders

Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. Investor C Shares performance shown prior to the Investor C Shares inception date of October 3, 2016 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Investor C Shares fees. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.  The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 17 Ltd., Series 2022-17A, Class C, (3
Month CME Term SOFR + 2.10%), 6.09%,
01/21/35
(a)(b)
.................... USD 750 $ 696,563
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(LIBOR USD 3 Month + 1.16%), 5.40%,
07/20/34
(a)(b)
.................... 2,400 2,342,724
AIG CLO LLC
(a)(b)
Series 2021-1A, Class A, (LIBOR USD 3
Month + 1.10%), 5.42%, 04/22/34 ... 2,215 2,152,874
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 5.99%, 07/20/34 ... 1,000 963,665
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 6.24%, 07/20/34 ... 1,000 942,308
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 6.08%, 10/17/34 ... 1,000 940,060
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 5.29%, 04/20/34 ... 500 487,707
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 6.03%,
10/17/34
(a)(b)
.................... 1,000 932,187
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 914,188
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 915,515
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (LIBOR USD 3 Month +
1.15%), 5.23%, 04/15/34
(a)(b)
......... 750 731,235
Anchorage Capital CLO 20 Ltd., Series 2021-
20A, Class A1, (LIBOR USD 3 Month +
1.20%), 5.44%, 01/20/35
(a)(b)
......... 1,000 973,023
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (LIBOR USD 3 Month + 1.75%),
5.83%, 07/15/32
(a)(b)
............... 750 720,722
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
5.28%, 10/15/31
(a)(b)
............... 500 492,000
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (LIBOR USD 3 Month + 1.15%),
5.39%, 01/20/35
(a)(b)
............... 1,000 973,734
Ares LXI CLO Ltd., Series 2021-61A, Class
A, (LIBOR USD 3 Month + 1.15%), 5.39%,
10/20/34
(a)(b)
.................... 1,500 1,458,025
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
6.06%, 05/24/30
(a)(b)
............... 500 479,982
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
5.25%, 10/15/30
(a)(b)
............... 250 247,410
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
5.48%, 07/15/30
(a)(b)
............... 1,000 970,273
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.10%), 6.18%, 10/17/32 ... 1,000 943,003
Series 2021-3A, Class A, (LIBOR USD 3
Month + 1.16%), 5.48%, 07/24/34 ... 500 486,851
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 6.22%,
10/22/32
(a)(b)
.................... 1,000 936,901
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (LIBOR USD 3 Month + 1.18%), 5.26%,
07/15/34
(a)(b)
.................... 500 486,946
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Battalion CLO XXII Ltd., Series 2021-22A,
Class A, (LIBOR USD 3 Month + 1.18%),
5.42%, 01/20/35
(a)(b)
............... USD 1,000 $ 970,749
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 5.39%, 02/28/40
(a)(b)
... 616 573,944
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 5.34%, 01/20/31
(a)(b)
... 500 492,985
Benefit Street Partners CLO XIX Ltd., Series
2019-19A, Class A, (LIBOR USD 3 Month +
1.35%), 5.43%, 01/15/33
(a)(b)
......... 1,000 981,074
Boyce Park CLO Ltd., Series 2022-1A, Class
C, (3 Month CME Term SOFR + 2.10%),
6.09%, 04/21/35
(a)(b)
............... 1,000 927,420
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 5.84%, 07/18/34 ... 1,000 953,539
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.19%, 07/18/34 ... 500 462,639
Canyon Capital CLO Ltd., Series 2016-1A,
Class CR, (LIBOR USD 3 Month + 1.90%),
5.98%, 07/15/31
(a)(b)
............... 1,000 938,392
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (LIBOR USD 3
Month + 1.90%), 5.98%, 07/15/31 ... 1,000 934,951
Series 2020-2A, Class AR, (LIBOR USD 3
Month + 1.19%), 5.27%, 10/15/34 ... 1,000 971,352
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.70%), 5.78%, 10/15/34 ... 450 430,294
Carlyle US CLO Ltd., Series 2017-1A, Class
A2R, (LIBOR USD 3 Month + 1.60%),
5.84%, 04/20/31
(a)(b)
............... 675 643,802
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 5.67%, 01/20/34
(a)(b)
1,000 982,569
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 5.66%, 04/27/31 .. 650 633,011
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 5.46%, 07/20/30 ... 1,841 1,823,367
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 6.18%, 10/17/31 ... 500 476,875
Series 2019-4A, Class A2R, (LIBOR USD 3
Month + 1.65%), 5.73%, 10/15/34 ... 1,000 950,214
Series 2019-5A, Class A2RS, (LIBOR USD
3 Month + 1.75%), 5.83%, 01/15/35 .. 1,500 1,439,817
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 6.16%, 04/25/33 ... 1,000 937,739
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.24%, 07/18/30
(a)(b)
............... 500 474,122
Dryden 83 CLO Ltd., Series 2020-83A, Class
A, (LIBOR USD 3 Month + 1.22%), 5.41%,
01/18/32
(a)(b)
.................... 1,000 983,612
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
6.13%, 04/15/28
(a)(b)
............... 500 482,709
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 5.93%, 04/15/29
(a)(b)
......... 500 470,800
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 6.23%, 01/15/34 ... 1,000 943,247
Series 2018-1A, Class C, (LIBOR USD 3
Month + 2.20%), 6.28%, 10/15/30 ... 500 470,911

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.41%,
10/25/30
(a)(b)
.................... USD 1,000 $ 930,875
Elmwood CLO II Ltd., Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.00%), 6.24%,
04/20/34
(a)(b)
.................... 700 657,543
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 5.09%, 11/25/35
(a)
..... 645 591,545
Flatiron CLO 17 Ltd., Series 2017-1A, Class
CR, (LIBOR USD 3 Month + 1.90%), 6.51%,
05/15/30
(a)(b)
.................... 400 381,527
Galaxy XXII CLO Ltd.
(a)(b)
Series 2016-22A, Class ARR, (LIBOR USD
3 Month + 1.20%), 5.28%, 04/16/34 .. 750 728,625
Series 2016-22A, Class BRR, (LIBOR USD
3 Month + 1.70%), 5.78%, 04/16/34 .. 500 479,242
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class A, (LIBOR USD 3 Month +
1.20%), 5.44%, 10/20/34 ......... 1,000 969,042
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 5.99%, 10/20/34 ......... 1,500 1,437,020
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 6.49%, 10/20/34 ......... 1,000 919,902
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 5.27%,
10/15/30
(a)(b)
.................... 750 742,609
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 6.04%, 04/20/34
(a)(b)
... 2,500 2,317,902
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (LIBOR
USD 3 Month + 1.60%), 5.84%, 07/20/34
(a)(b)
2,000 1,910,297
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 6.04%, 07/20/34
(a)(b)
......... 1,000 962,920
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (LIBOR USD 3 Month
+ 1.18%), 5.54%, 01/25/35
(a)(b)
........ 1,000 975,906
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
5.68%, 04/15/34
(a)(b)
............... 300 284,485
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (3 Month CME Term SOFR + 1.44%),
5.40%, 10/20/31
(a)(b)
............... 500 491,893
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (LIBOR USD 3 Month + 1.20%),
5.28%, 07/15/34
(a)(b)
............... 2,500 2,434,473
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
5.86%, 11/30/32
(a)(b)
............... 1,500 1,480,017
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (LIBOR USD 3 Month + 1.22%), 5.46%,
04/20/34
(a)(b)
.................... 500 487,077
HalseyPoint CLO I Ltd., Series 2019-1A, Class
A1A1, (LIBOR USD 3 Month + 1.35%),
5.59%, 01/20/33
(a)(b)
............... 2,000 1,966,385
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 5.69%, 07/18/31
(a)(b)
......... 500 486,342
Invesco CLO Ltd., Series 2021-2A, Class A,
(LIBOR USD 3 Month + 1.12%), 5.20%,
07/15/34
(a)(b)
.................... 1,000 973,627
Madison Park Funding XX Ltd., Series 2016-
20A, Class CR, (LIBOR USD 3 Month +
1.90%), 6.26%, 07/27/30
(a)(b)
......... 1,000 939,808
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3 Month CME
Term SOFR + 1.80%), 5.66%, 10/15/32 USD 1,000 $ 963,091
Series 2019-33A, Class CR, (3 Month CME
Term SOFR + 2.20%), 6.06%, 10/15/32 1,000 944,818
Milos CLO Ltd., Series 2017-1A, Class BR,
(LIBOR USD 3 Month + 1.55%), 5.79%,
10/20/30
(a)(b)
.................... 1,000 966,796
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 5.94%, 10/18/30
(a)(b)
... 1,000 940,934
OCP CLO Ltd., Series 2021-22A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.29%,
12/02/34
(a)(b)
.................... 500 466,135
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 5.68%, 07/15/30
(a)(b)
......... 500 479,686
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 5.78%, 10/15/33 ... 1,500 1,429,649
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.23%, 10/15/33 ... 1,000 940,736
OHA Credit Partners XVI, Series 2021-16A,
Class A, (LIBOR USD 3 Month + 1.15%),
5.34%, 10/18/34
(a)(b)
............... 1,500 1,462,707
OHA Loan Funding Ltd., Series 2013-1A,
Class BR2, (LIBOR USD 3 Month + 1.60%),
5.92%, 07/23/31
(a)(b)
............... 1,000 967,524
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A2R2, (LIBOR USD 3
Month + 1.45%), 5.53%, 01/17/31 ... 1,500 1,454,781
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 5.80%, 11/14/34 ... 1,000 974,739
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 6.35%, 11/14/34 ... 1,000 949,984
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 5.88%, 07/15/34 ... 1,000 926,006
Series 2021-4A, Class A, (LIBOR USD 3
Month + 1.17%), 5.25%, 10/15/34 ... 2,000 1,949,275
Series 2022-1A, Class B, (3 Month CME
Term SOFR + 1.80%), 5.76%, 04/20/35 500 476,397
Series 2022-1A, Class C, (3 Month CME
Term SOFR + 2.05%), 6.01%, 04/20/35 500 466,703
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 6.33%, 07/15/34
(a)(b)
... 1,000 926,224
Pikes Peak CLO 6
(a)(b)
Series 2020-6A, Class AR2, (LIBOR USD 3
Month + 1.17%), 5.84%, 05/18/34 ... 500 485,809
Series 2020-6A, Class BR2, (LIBOR USD 3
Month + 1.70%), 6.37%, 05/18/34 ... 500 478,989
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 5.99%,
07/20/34
(a)(b)
.................... 500 479,278
PPM CLO 4 Ltd., Series 2020-4A, Class CR,
(LIBOR USD 3 Month + 2.10%), 6.29%,
10/18/34
(a)(b)
.................... 750 691,066
PPM CLO 5 Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.20%), 5.39%,
10/18/34
(a)(b)
.................... 1,500 1,455,749
Progress Residential Trust
(b)
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 907,891
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 999 917,598

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... USD 1,000 $ 921,827
Rad CLO 12 Ltd., Series 2021-12A, Class C,
(LIBOR USD 3 Month + 2.05%), 6.46%,
10/30/34
(a)(b)
.................... 1,000 928,177
Rad CLO 3 Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 5.56%,
04/15/32
(a)(b)
.................... 1,000 988,182
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
5.33%, 10/17/30
(a)(b)
............... 500 494,159
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 5.73%,
07/17/31
(a)(b)
.................... 650 628,635
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
5.55%, 10/25/31
(a)(b)
............... 1,000 981,292
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
6.21%, 10/25/31
(a)(b)
............... 1,500 1,448,241
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 6.04%, 10/20/30 ... 1,000 943,723
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 6.68%, 08/20/32 ... 500 468,851
Series 2021-3A, Class A1, (LIBOR USD 3
Month + 1.18%), 5.42%, 10/20/34 ... 1,250 1,217,718
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 6.39%, 10/20/34 ... 1,000 924,722
RR 17 Ltd., Series 2021-17A, Class A2, (LIBOR
USD 3 Month + 1.65%), 5.73%, 07/15/34
(a)(b)
500 480,175
Signal Peak CLO 10 Ltd., Series 2021-9A,
Class B, (LIBOR USD 3 Month + 1.70%),
5.98%, 07/21/34
(a)(b)
............... 2,000 1,915,245
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class B, (LIBOR USD 3 Month + 1.70%),
5.94%, 07/20/34
(a)(b)
............... 1,000 957,925
Sound Point CLO XXIII, Series 2019-2A, Class
AR, (LIBOR USD 3 Month + 1.17%), 5.25%,
07/15/34
(a)(b)
.................... 1,000 964,311
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 6.16%, 01/29/32 ... 1,000 935,850
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 2.75%), 7.16%, 01/29/32 ... 1,000 929,045
TCW CLO Ltd., Series 2021-1A, Class C,
(LIBOR USD 3 Month + 1.90%), 6.14%,
03/18/34
(a)(b)
.................... 500 460,520
TICP CLO VI Ltd., Series 2016-6A, Class BR2,
(LIBOR USD 3 Month + 1.50%), 5.58%,
01/15/34
(a)(b)
.................... 1,000 954,575
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 5.35%,
04/15/33
(a)(b)
.................... 1,300 1,277,667
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
5.59%, 07/20/30
(a)(b)
............... 1,000 964,467
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (LIBOR USD 3 Month + 1.22%), 5.30%,
10/15/34
(a)(b)
.................... 2,000 1,944,781
Total Asset-Backed Securities — 14.3%
(Cost: $113,499,345) ............................. 109,919,745
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B ...... 8,090 $ 1,406,366
Banks — 0.6%
Bank Rakyat Indonesia Persero Tbk. PT ... 2,139,900 678,456
Citizens Financial Group, Inc. .......... 46,058 1,813,304
DBS Group Holdings Ltd. ............. 40,600 1,027,651
M&T Bank Corp. ................... 7,722 1,120,153
4,639,564
Beverages — 0.2%
Diageo plc ....................... 32,374 1,417,071
Biotechnology — 0.2%
AbbVie, Inc. ...................... 10,974 1,773,508
Building Products — 0.0%
AZEK Co., Inc. (The), Class A
(c)
......... 54 1,097
Capital Markets — 0.2%
Intercontinental Exchange, Inc. ......... 16,600 1,702,994
Chemicals — 0.2%
Air Liquide SA ..................... 7,474 1,060,825
International Flavors & Fragrances, Inc. .... 6,796 712,493
1,773,318
Consumer Finance — 0.1%
Synchrony Financial ................. 30,539 1,003,511
Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA
(b)(d)
............... 8,304 275,454
Koninklijke KPN NV ................. 350,196 1,083,947
TELUS Corp. ..................... 77,162 1,489,101
2,848,502
Electric Utilities — 0.1%
EDP - Energias de Portugal SA ......... 224,106 1,117,125
Electrical Equipment — 0.2%
Schneider Electric SE ................ 10,035 1,409,262
Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd. ................. 12,347 1,417,436
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class A ............ 33,408 986,538
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc. ...... 1,839 267,887
American Tower Corp. ............... 1,034 219,063
Assura plc ....................... 467,932 308,593
Boston Properties, Inc. ............... 2,894 195,576
Community Healthcare Trust, Inc. ........ 2,729 97,698
Covivio ......................... 2,129 126,374
Cromwell European REIT
(d)
............ 61,800 99,285
Crown Castle, Inc. .................. 1,649 223,670
Digital Realty Trust, Inc. .............. 1,728 173,267
EPR Properties .................... 5,760 217,267
Equinix, Inc. ...................... 192 125,766
ESR Kendall Square REIT Co. Ltd. ....... 60,126 190,045
Goodman Group ................... 21,350 251,084
Healthpeak Properties, Inc. ............ 8,749 219,337
LondonMetric Property plc ............. 53,532 111,119
LXI REIT plc
(d)
..................... 82,962 113,370
Omega Healthcare Investors, Inc. ........ 8,129 227,206
Outfront Media, Inc. ................. 10,336 171,371
Physicians Realty Trust ............... 17,508 253,341
Prologis, Inc. ...................... 3,300 372,009

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty, Inc. .......... 4,301 $ 235,007
SL Green Realty Corp. ............... 4,391 148,065
Spirit Realty Capital, Inc. .............. 6,205 247,766
Sun Communities, Inc. ............... 2,126 304,018
Target Healthcare REIT plc ............ 159,152 154,310
UDR, Inc. ........................ 9,438 365,534
VICI Properties, Inc. ................. 11,613 376,261
Warehouses De Pauw CVA ............ 6,417 183,826
5,978,115
Food & Staples Retailing — 0.2%
Wal-Mart de Mexico SAB de CV ......... 349,127 1,234,078
Health Care Equipment & Supplies — 0.3%
EssilorLuxottica SA ................. 5,513 997,485
Medtronic plc ..................... 18,334 1,424,918
2,422,403
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc. .............. 2,668 1,414,520
Household Durables — 0.2%
Taylor Wimpey plc .................. 1,148,639 1,406,737
Household Products — 0.3%
Reckitt Benckiser Group plc ............ 30,205 2,093,701
Insurance — 0.6%
Assurant, Inc. ..................... 9,017 1,127,666
Prudential plc ..................... 137,006 1,868,117
Zurich Insurance Group AG ............ 3,071 1,468,176
4,463,959
IT Services — 0.6%
Accenture plc, Class A ............... 5,940 1,585,030
NEXTDC Ltd.
(c)
.................... 37,175 229,392
Paychex, Inc. ..................... 11,708 1,352,977
SUNeVision Holdings Ltd. ............. 276,000 148,886
Visa, Inc., Class A .................. 6,719 1,395,939
4,712,224
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Registered) .......... 2,710 1,330,272
Machinery — 0.4%
Epiroc AB, Class A .................. 76,942 1,401,045
Otis Worldwide Corp. ................ 18,961 1,484,836
2,885,881
Oil, Gas & Consumable Fuels — 0.2%
Chevron Corp. ..................... 3,773 677,216
Williams Cos., Inc. (The) .............. 20,890 687,281
1,364,497
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A .... 3,271 811,568
Pharmaceuticals — 0.7%
AstraZeneca plc ................... 15,265 2,065,650
Novo Nordisk A/S, Class B ............ 10,725 1,456,622
Sanofi .......................... 22,227 2,143,274
5,665,546
Professional Services — 0.2%
NMG, Inc.
(c)
....................... 265 40,081
RELX plc ........................ 48,861 1,353,502
1,393,583
Security
Shares
Shares Value
Real Estate Management & Development — 0.1%
Hulic Co. Ltd. ..................... 18,700 $ 146,843
VGP NV ......................... 1,186 99,236
Vonovia SE ....................... 9,724 229,063
475,142
Semiconductors & Semiconductor Equipment — 0.4%
MediaTek, Inc. ..................... 57,000 1,152,480
Taiwan Semiconductor Manufacturing Co. Ltd. 121,000 1,757,339
2,909,819
Software — 0.5%
Intuit, Inc. ........................ 4,458 1,735,143
Microsoft Corp. .................... 9,989 2,395,562
4,130,705
Specialty Retail — 0.2%
Industria de Diseno Textil SA ........... 72,295 1,920,231
Textiles, Apparel & Luxury Goods — 0.3%
Kering SA ........................ 3,093 1,574,114
LVMH Moet Hennessy Louis Vuitton SE .... 953 693,492
2,267,606
Tobacco — 0.3%
Philip Morris International, Inc. .......... 19,013 1,924,306
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 11,872 1,490,457
Wireless Telecommunication Services — 0.1%
KDDI Corp. ....................... 31,800 964,395
Total Common Stocks — 9.8%
(Cost: $79,655,075) .............................. 74,756,037
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20%, 02/04/26 ................. USD 600 545,138
5.15%, 05/01/30 ................. 128 124,882
3.63%, 02/01/31 ................. 83 72,722
3.85%, 11/01/48 ................. 175 120,119
3.90%, 05/01/49 ................. 100 70,216
5.81%, 05/01/50 ................. 782 725,052
5.93%, 05/01/60 ................. 228 207,695
Bombardier, Inc.
(b)
7.50%, 03/15/25 ................. 10 9,903
7.13%, 06/15/26 ................. 227 220,239
7.88%, 04/15/27 ................. 30 29,099
6.00%, 02/15/28 ................. 127 117,440
7.45%, 05/01/34 ................. 100 100,000
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
. 114 102,457
General Dynamics Corp., 4.25%, 04/01/40 . 100 91,234
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 1,978
L3Harris Technologies, Inc.
3.83%, 04/27/25 ................. 75 72,833
3.85%, 12/15/26 ................. 100 95,368
4.40%, 06/15/28 ................. 540 516,896
2.90%, 12/15/29 ................. 250 213,249
5.05%, 04/27/45 ................. 50 44,796
Lockheed Martin Corp.
4.07%, 12/15/42 ................. 115 99,482
5.70%, 11/15/54 ................. 110 115,254
Northrop Grumman Corp.
3.85%, 04/15/45 ................. 100 79,757

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
5.25%, 05/01/50 ................. USD 50 $ 49,234
Raytheon Technologies Corp.
3.13%, 05/04/27 ................. 400 372,487
2.25%, 07/01/30 ................. 115 95,697
4.50%, 06/01/42 ................. 255 229,326
4.15%, 05/15/45 ................. 95 79,196
3.03%, 03/15/52 ................. 450 305,077
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 190,500
Spirit AeroSystems, Inc.
(b)
7.50%, 04/15/25 ................. 28 27,668
9.38%, 11/30/29 ................. 81 85,269
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 531 538,854
6.25%, 03/15/26
(b)
................ 447 440,827
6.38%, 06/15/26 ................. 12 11,675
7.50%, 03/15/27 ................. 39 38,587
5.50%, 11/15/27 ................. 22 20,659
4.88%, 05/01/29 ................. 71 61,930
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 69 70,208
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(b)
.................... 92 61,640
6,454,643
Air Freight & Logistics — 0.1%
FedEx Corp.
3.10%, 08/05/29 ................. 40 35,299
4.25%, 05/15/30 ................. 150 141,489
4.55%, 04/01/46 ................. 195 158,197
5.25%, 05/15/50 ................. 25 22,762
357,747
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
......... 74 65,544
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 14 12,219
Allegiant Travel Co., 7.25%, 08/15/27
(b)
... 45 42,802
American Airlines Pass-Through Trust
Series 2019-1, Class B, 3.85%, 02/15/28 61 51,266
Series 2017-1, Class AA, 3.65%, 02/15/29 57 50,923
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 146 156,599
5.75%, 04/20/29 ................. 201 183,829
British Airways Pass-Through Trust, Series
2019-1, Class A, 3.35%, 06/15/29
(b)
.... 33 28,277
Delta Air Lines, Inc.
3.80%, 04/19/23 ................. 100 98,750
7.00%, 05/01/25
(b)
................ 59 60,294
4.75%, 10/20/28
(b)
................ 37 34,925
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 60 54,300
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
180 179,415
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 59 59,425
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 27 25,373
Series 2020-1, Class A, 5.88%, 10/15/27 534 526,011
Series 2019-2, Class AA, 2.70%, 05/01/32 40 32,117
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 61 56,542
4.63%, 04/15/29 ................. 192 167,174
1,885,785
Auto Components — 0.2%
Aptiv plc
2.40%, 02/18/25 ................. 195 183,884
3.25%, 03/01/32 ................. 115 94,065
5.40%, 03/15/49 ................. 25 21,207
Security
Par (000)
Par (000) Value
Auto Components (continued)
3.10%, 12/01/51 ................. USD 205 $ 121,152
BorgWarner, Inc., 5.00%, 10/01/25
(b)
..... 150 146,975
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 184 184,426
6.25%, 05/15/26 ................. 42 41,055
8.50%, 05/15/27 ................. 399 389,622
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 37 32,555
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 14 14,385
5.00%, 07/15/29 ................. 5 4,171
5.63%, 04/30/33 ................. 68 55,508
Icahn Enterprises LP
6.25%, 05/15/26 ................. 49 47,084
5.25%, 05/15/27 ................. 35 32,046
4.38%, 02/01/29 ................. 91 76,954
1,445,089
Automobiles — 0.7%
BMW US Capital LLC, 1.25%, 08/12/26
(b)
.. 60 52,464
Ford Motor Co.
0.00%, 03/15/26
(e)(f)
............... 34 32,079
4.35%, 12/08/26 ................. 12 11,380
3.25%, 02/12/32 ................. 50 37,497
6.10%, 08/19/32 ................. 65 60,019
5.29%, 12/08/46 ................. 11 8,382
General Motors Co.
4.00%, 04/01/25 ................. 125 121,913
6.13%, 10/01/25 ................. 50 50,885
6.80%, 10/01/27 ................. 225 233,546
5.40%, 10/15/29 ................. 59 56,303
5.60%, 10/15/32 ................. 190 176,509
6.25%, 10/02/43 ................. 211 195,076
5.20%, 04/01/45 ................. 71 57,707
6.75%, 04/01/46 ................. 60 57,522
5.40%, 04/01/48 ................. 203 165,917
5.95%, 04/01/49 ................. 139 121,141
Hyundai Capital America
(b)
0.80%, 01/08/24 ................. 675 642,134
1.00%, 09/17/24 ................. 455 420,378
1.80%, 10/15/25 ................. 395 355,270
Mercedes-Benz Finance North America LLC
(b)
3.25%, 08/01/24 ................. 175 169,716
5.50%, 11/27/24 ................. 360 362,035
1.45%, 03/02/26 ................. 150 134,172
Nissan Motor Acceptance Co. LLC
(b)
3.88%, 09/21/23 ................. 78 76,570
1.85%, 09/16/26 ................. 196 163,628
2.45%, 09/15/28 ................. 115 89,362
Nissan Motor Co. Ltd.
(b)
3.52%, 09/17/25 ................. 209 194,140
4.35%, 09/17/27 ................. 435 394,434
Stellantis Finance US, Inc., 1.71%, 01/29/27
(b)
200 171,613
Volkswagen Group of America Finance LLC,
1.25%, 11/24/25
(b)
............... 400 356,581
4,968,373
Banks — 7.9%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ 345 346,385
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(g)
.. 800 681,144
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 239,494
Banco Santander SA
3.13%, 02/23/23 ................. 200 199,414
2.71%, 06/27/24 ................. 200 191,911
2.75%, 05/28/25 ................. 200 187,178

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
1.85%, 03/25/26 ................. USD 200 $ 176,528
Bank of America Corp.
(SOFR 1 Day + 0.67%), 1.84%, 02/04/25
(a)
315 302,013
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 250 239,506
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 212,593
(SOFR 1 Day + 0.65%), 1.53%, 12/06/25
(a)
105 96,841
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
................... 650 619,763
(LIBOR USD 3 Month + 0.64%), 2.02%,
02/13/26
(a)
................... 400 371,288
(SOFR 1 Day + 1.15%), 1.32%, 06/19/26
(a)
523 470,959
4.25%, 10/22/26 ................. 91 87,901
(SOFR 1 Day + 1.01%), 1.20%, 10/24/26
(a)
150 133,354
Series N, (SOFR 1 Day + 0.91%), 1.66%,
03/11/27
(a)
................... 52 46,005
(SOFR 1 Day + 0.96%), 1.73%, 07/22/27
(a)
200 175,223
(SOFR 1 Day + 1.05%), 2.55%, 02/04/28
(a)
950 843,778
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 138,809
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 276,177
(SOFR 1 Day + 2.04%), 4.95%, 07/22/28
(a)
1,505 1,469,874
(SOFR 1 Day + 1.99%), 6.20%, 11/10/28
(a)
422 435,703
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 960 869,308
(SOFR 1 Day + 1.06%), 2.09%, 06/14/29
(a)
150 126,224
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 645 585,808
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
................... 300 258,025
(SOFR 1 Day + 2.15%), 2.59%, 04/29/31
(a)
295 240,259
(SOFR 1 Day + 1.32%), 2.69%, 04/22/32
(a)
420 336,161
(SOFR 1 Day + 1.21%), 2.57%, 10/20/32
(a)
425 332,861
(SOFR 1 Day + 1.33%), 2.97%, 02/04/33
(a)
440 354,472
(SOFR 1 Day + 1.83%), 4.57%, 04/27/33
(a)
45 41,162
(SOFR 1 Day + 2.16%), 5.02%, 07/22/33
(a)
50 47,470
Series L, 4.75%, 04/21/45 .......... 135 114,506
(SOFR 1 Day + 1.88%), 2.83%, 10/24/51
(a)
30 18,391
Bank of Ireland Group plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 1 Year
+ 2.65%), 6.25%, 09/16/26
(a)(b)
....... 330 327,354
Bank of Montreal, Series H, 4.25%, 09/14/24 585 577,207
Bank of Nova Scotia (The), 5.25%, 12/06/24 420 420,775
Barclays Bank plc, 0.00%, 02/04/25
(e)(f)
.... 26 33,842
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 600 571,144
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 193,948
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(g)
.................... 775 707,188
4.38%, 01/12/26 ................. 400 387,076
5.20%, 05/12/26 ................. 470 457,073
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(g)
.................... 200 152,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%),
8.00%
(a)(g)
.................... 730 682,550
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 400 368,424
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.00%),
5.75%, 08/09/33
(a)
.............. USD 200 $ 188,932
BNP Paribas SA
(b)
3.38%, 01/09/25 ................. 400 384,928
(LIBOR USD 3 Month + 2.24%), 4.71%,
01/10/25
(a)
................... 200 198,001
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)
................... 200 189,456
(SOFR 1 Day + 1.00%), 1.32%, 01/13/27
(a)
200 174,805
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(g)
......................... 200 189,078
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.63%
(a)(g)
.................... 1,750 1,352,051
Citigroup, Inc.
(LIBOR USD 3 Month + 0.90%), 3.35%,
04/24/25
(a)
................... 850 824,226
(SOFR 1 Day + 2.84%), 3.11%, 04/08/26
(a)
600 567,950
3.40%, 05/01/26 ................. 225 213,258
3.20%, 10/21/26 ................. 100 92,516
(SOFR 1 Day + 0.77%), 1.12%, 01/28/27
(a)
270 235,301
4.45%, 09/29/27 ................. 625 595,880
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 900 841,021
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
................... 125 114,799
4.13%, 07/25/28 ................. 100 93,075
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
................... 125 114,050
(SOFR 1 Day + 1.42%), 2.98%, 11/05/30
(a)
250 210,206
(SOFR 1 Day + 3.91%), 4.41%, 03/31/31
(a)
25 22,957
(SOFR 1 Day + 2.11%), 2.57%, 06/03/31
(a)
345 279,033
(SOFR 1 Day + 1.17%), 2.56%, 05/01/32
(a)
190 149,998
(SOFR 1 Day + 1.35%), 3.06%, 01/25/33
(a)
65 52,456
(SOFR 1 Day + 1.94%), 3.79%, 03/17/33
(a)
545 466,134
(SOFR 1 Day + 2.34%), 6.27%, 11/17/33
(a)
195 201,170
Commonwealth Bank of Australia, 1.13%,
06/15/26
(b)
.................... 165 144,971
Cooperatieve Rabobank UA
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... 295 265,243
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 218,362
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(a)(b)(g)
.............. 810 649,148
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%),
3.77%, 03/28/25
(b)
.............. 200 193,790
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(g)
.................... 725 686,937
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(b)
.............. 200 176,147
Discover Bank
4.20%, 08/08/23 ................. 250 248,373
(USD Swap Semi 5 Year + 1.73%), 4.68%,
08/09/28
(a)
................... 375 359,917
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.72%),
1.54%, 05/25/27
(a)(b)
.............. 200 173,836

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Fifth Third Bancorp, (SOFR 1 Day + 2.19%),
6.36%, 10/27/28
(a)
............... USD 240 $ 246,935
HSBC Holdings plc
4.25%, 03/14/24 ................. 225 221,006
(SOFR 1 Day + 0.53%), 0.73%, 08/17/24
(a)
880 847,983
(SOFR 1 Day + 0.58%), 1.16%, 11/22/24
(a)
200 190,492
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 194,426
(SOFR 1 Day + 0.71%), 0.98%, 05/24/25
(a)
235 217,582
(SOFR 1 Day + 1.40%), 2.63%, 11/07/25
(a)
250 234,784
(SOFR 1 Day + 1.51%), 4.18%, 12/09/25
(a)
530 514,725
(SOFR 1 Day + 1.43%), 3.00%, 03/10/26
(a)
200 187,975
(SOFR 1 Day + 1.54%), 1.65%, 04/18/26
(a)
500 451,306
(SOFR 1 Day + 3.03%), 7.34%, 11/03/26
(a)
395 410,828
4.38%, 11/23/26 ................. 250 240,081
(SOFR 1 Day + 3.35%), 7.39%, 11/03/28
(a)
800 840,760
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(g)
.................... 260 202,276
(SOFR 1 Day + 4.25%), 8.11%, 11/03/33
(a)
515 544,911
Huntington Bancshares, Inc., (SOFR 1 Day +
1.97%), 4.44%, 08/04/28
(a)
.......... 210 200,030
ING Groep NV
4.10%, 10/02/23 ................. 200 198,379
3.55%, 04/09/24 ................. 200 195,633
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 200 179,804
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(g)
.................... 860 626,612
JPMorgan Chase & Co.
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 500 492,542
(SOFR 1 Day + 1.16%), 2.30%, 10/15/25
(a)
700 659,647
(3 Month CME Term SOFR + 1.59%),
2.01%, 03/13/26
(a)
.............. 535 495,172
(SOFR 1 Day + 0.80%), 1.05%, 11/19/26
(a)
200 176,407
(3 Month CME Term SOFR + 0.70%),
1.04%, 02/04/27
(a)
.............. 590 513,222
(SOFR 1 Day + 0.89%), 1.58%, 04/22/27
(a)
1,202 1,056,152
(SOFR 1 Day + 0.77%), 1.47%, 09/22/27
(a)
125 108,220
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 410 383,061
(SOFR 1 Day + 1.89%), 2.18%, 06/01/28
(a)
320 279,803
(SOFR 1 Day + 1.02%), 2.07%, 06/01/29
(a)
225 187,917
(SOFR 1 Day + 2.52%), 2.96%, 05/13/31
(a)
100 82,396
(SOFR 1 Day + 2.58%), 5.72%, 09/14/33
(a)
888 866,736
6.40%, 05/15/38 ................. 60 64,812
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 377,649
(SOFR 1 Day + 2.46%), 3.11%, 04/22/41
(a)
535 388,798
(SOFR 1 Day + 1.46%), 3.16%, 04/22/42
(a)
350 254,073
4.85%, 02/01/44 ................. 65 59,229
4.95%, 06/01/45 ................. 160 142,951
Series W, (LIBOR USD 3 Month + 1.00%),
5.61%, 05/15/47
(a)
.............. 117 89,572
Lloyds Banking Group plc
4.05%, 08/16/23 ................. 510 506,537
4.50%, 11/04/24 ................. 400 390,346
4.45%, 05/08/25 ................. 400 392,343
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(g)
......................... 200 192,941
4.58%, 12/10/25 ................. 340 329,221
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. USD 200 $ 186,205
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(g)
.................... 200 189,804
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 173,109
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 ................. 220 218,178
3.41%, 03/07/24 ................. 70 68,534
1.41%, 07/17/25 ................. 600 544,854
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%),
1.64%, 10/13/27
(a)
.............. 200 173,213
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
2.34%, 01/19/28
(a)
.............. 200 176,037
3.96%, 03/02/28 ................. 105 99,746
3.20%, 07/18/29 ................. 200 174,634
2.05%, 07/17/30 ................. 200 157,760
Mizuho Financial Group, Inc., (SOFR 1 Day +
1.25%), 1.24%, 07/10/24
(a)
.......... 220 214,675
National Australia Bank Ltd., 3.91%, 06/09/27 250 239,630
NatWest Group plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 580 571,693
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 700 684,515
4.80%, 04/05/26 ................. 200 195,586
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.85%),
7.47%, 11/10/26
(a)
.............. 620 645,172
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 185,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 200 147,254
Nordea Bank Abp
(b)
3.75%, 08/30/23 ................. 220 217,882
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(g)
.................... 550 540,134
1.50%, 09/30/26 ................. 800 690,799
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(g)
.................... 260 200,734
PNC Financial Services Group, Inc. (The)
3.90%, 04/29/24 ................. 430 424,730
2.20%, 11/01/24 ................. 100 95,547
3.45%, 04/23/29 ................. 70 63,985
2.55%, 01/22/30 ................. 75 63,629
(SOFR Index + 2.14%), 6.04%, 10/28/33
(a)
52 54,137
Royal Bank of Canada
3.38%, 04/14/25 ................. 150 144,948
6.00%, 11/01/27 ................. 340 354,430
Santander UK Group Holdings plc
(a)
(LIBOR USD 3 Month + 1.57%), 4.80%,
11/15/24 .................... 200 196,638
(SOFR 1 Day + 1.22%), 2.47%, 01/11/28 300 256,188
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 485,508
Skandinaviska Enskilda Banken AB, 0.85%,
09/02/25
(b)
.................... 200 178,524

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Societe Generale SA
(a)(b)(g)
(USD Swap Rate 5 Year + 5.87%), 8.00% USD 400 $ 400,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ...................... 400 324,055
Standard Chartered plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.14%), 4.30%
(a)(b)(g)
............. 400 306,978
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24 ................. 450 427,748
2.35%, 01/15/25 ................. 200 189,240
1.47%, 07/08/25 ................. 340 309,797
1.40%, 09/17/26 ................. 200 174,164
3.54%, 01/17/28 ................. 100 92,046
3.94%, 07/19/28 ................. 100 94,000
2.75%, 01/15/30 ................. 250 209,773
Svenska Handelsbanken AB, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.63%), 1.42%, 06/11/27
(a)(b)
.... 250 218,964
Swedbank AB, 5.34%, 09/20/27
(b)
....... 200 198,348
Toronto-Dominion Bank (The)
0.70%, 09/10/24 ................. 150 139,596
3.77%, 06/06/25 ................. 530 514,339
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%),
8.13%, 10/31/82
(a)
.............. 866 900,640
Truist Financial Corp., (SOFR 1 Day + 0.61%),
1.27%, 03/02/27
(a)
............... 400 354,360
UniCredit SpA, (USD Swap Semi 5 Year +
5.18%), 8.00%
(a)(d)(g)
.............. 400 381,868
US Bancorp
(SOFR 1 Day + 1.66%), 4.55%, 07/22/28
(a)
380 371,112
1.38%, 07/22/30 ................. 5 3,864
Wells Fargo & Co.
(LIBOR USD 3 Month + 0.75%), 2.16%,
02/11/26
(a)
................... 420 391,538
(SOFR 1 Day + 1.32%), 3.91%, 04/25/26
(a)
1,100 1,069,098
(SOFR 1 Day + 2.00%), 2.19%, 04/30/26
(a)
275 255,931
4.30%, 07/22/27 ................. 131 126,065
(SOFR 1 Day + 1.51%), 3.53%, 03/24/28
(a)
395 365,770
(SOFR 1 Day + 2.10%), 2.39%, 06/02/28
(a)
150 132,388
(SOFR 1 Day + 1.98%), 4.81%, 07/25/28
(a)
300 293,009
4.15%, 01/24/29 ................. 75 70,495
(3 Month CME Term SOFR + 1.43%),
2.88%, 10/30/30
(a)
.............. 75 63,705
5.61%, 01/15/44 ................. 150 145,424
4.40%, 06/14/46 ................. 145 116,468
4.75%, 12/07/46 ................. 100 83,745
(SOFR 1 Day + 4.50%), 5.01%, 04/04/51
(a)
225 198,197
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
.............. 135 100,340
3.13%, 11/18/41 ................. 135 89,048
60,576,374
Beverages — 0.2%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ................. 45 42,500
4.90%, 02/01/46 ................. 1,022 929,075
Anheuser-Busch InBev Finance, Inc., 4.90%,
02/01/46 ..................... 115 104,544
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ................. 140 138,193
4.95%, 01/15/42 ................. 25 23,443
4.44%, 10/06/48 ................. 55 46,971
Security
Par (000)
Par (000) Value
Beverages (continued)
5.55%, 01/23/49 ................. USD 70 $ 69,202
5.80%, 01/23/59 ................. 105 107,401
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 150 103,837
Keurig Dr Pepper, Inc.
4.42%, 05/25/25 ................. 32 31,637
4.50%, 04/15/52 ................. 110 91,656
1,688,459
Biotechnology — 0.6%
AbbVie, Inc.
2.60%, 11/21/24 ................. 100 95,666
3.80%, 03/15/25 ................. 75 73,096
3.60%, 05/14/25 ................. 465 450,653
3.20%, 05/14/26 ................. 90 85,215
2.95%, 11/21/26 ................. 1,440 1,339,177
4.50%, 05/14/35 ................. 350 324,207
4.05%, 11/21/39 ................. 215 184,029
4.70%, 05/14/45 ................. 100 88,820
4.45%, 05/14/46 ................. 230 197,669
4.88%, 11/14/48 ................. 150 136,629
4.25%, 11/21/49 ................. 126 104,566
Amgen, Inc.
2.60%, 08/19/26 ................. 175 161,694
2.00%, 01/15/32 ................. 120 93,780
4.40%, 05/01/45 ................. 30 25,135
4.56%, 06/15/48 ................. 35 29,884
3.00%, 01/15/52 ................. 150 95,735
4.20%, 02/22/52 ................. 85 67,405
4.88%, 03/01/53 ................. 130 115,294
4.40%, 02/22/62 ................. 143 113,137
Gilead Sciences, Inc.
3.50%, 02/01/25 ................. 235 227,539
3.65%, 03/01/26 ................. 215 207,274
4.80%, 04/01/44 ................. 25 22,925
4.50%, 02/01/45 ................. 82 72,141
4.75%, 03/01/46 ................. 229 206,083
4,517,753
Building Products — 0.1%
Advanced Drainage Systems, Inc.
(b)
5.00%, 09/30/27 ................. 114 106,305
6.38%, 06/15/30 ................. 19 18,462
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
.................... 61 55,975
Carlisle Cos., Inc., 2.20%, 03/01/32 ...... 265 201,317
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,419
JELD-WEN, Inc., 6.25%, 05/15/25
(b)
..... 30 28,060
Masonite International Corp.
(b)
5.38%, 02/01/28 ................. 23 21,266
3.50%, 02/15/30 ................. 29 23,459
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................. 31 27,527
9.75%, 07/15/28 ................. 36 33,262
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(b)
.................... 147 131,521
Standard Industries, Inc.
(b)
5.00%, 02/15/27 ................. 67 61,823
4.38%, 07/15/30 ................. 59 48,081
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 54,000
820,477
Capital Markets — 2.8%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 44 44,220
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
39 32,184

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Bank of New York Mellon (The), (SOFR 1 Day
+ 0.80%), 5.22%, 11/21/25
(a)
......... USD 500 $ 501,314
Bank of New York Mellon Corp. (The)
(a)
(SOFR 1 Day + 1.15%), 3.99%, 06/13/28 350 334,820
(SOFR Index + 1.80%), 5.80%, 10/25/28 70 72,383
Blackstone Holdings Finance Co. LLC
(b)
5.90%, 11/03/27 ................. 49 49,367
6.20%, 04/22/33 ................. 91 91,728
Blackstone Private Credit Fund
7.05%, 09/29/25
(b)
................ 116 115,081
2.63%, 12/15/26 ................. 275 227,624
3.25%, 03/15/27 ................. 260 218,910
Charles Schwab Corp. (The)
3.63%, 04/01/25 ................. 250 243,374
1.15%, 05/13/26 ................. 400 355,422
2.45%, 03/03/27 ................. 160 145,861
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 74 63,329
Credit Suisse AG, 2.95%, 04/09/25 ...... 250 225,001
Deutsche Bank AG
(a)
(SOFR 1 Day + 2.16%), 2.22%, 09/18/24 740 714,710
(SOFR 1 Day + 1.13%), 1.45%, 04/01/25 555 515,457
Series 2020, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.52%), 6.00%
(g)
............... 800 678,457
(SOFR 1 Day + 3.19%), 6.12%, 07/14/26 150 148,996
(SOFR 1 Day + 1.87%), 2.13%, 11/24/26 150 132,331
(SOFR 1 Day + 1.32%), 2.55%, 01/07/28 600 510,027
Goldman Sachs Group, Inc. (The)
3.20%, 02/23/23 ................. 445 443,884
5.70%, 11/01/24 ................. 400 404,761
3.50%, 04/01/25 ................. 470 451,972
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 345 332,452
(SOFR 1 Day + 0.61%), 0.86%, 02/12/26
(a)
100 90,422
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(g)
.................... 400 323,000
3.50%, 11/16/26 ................. 385 360,892
(SOFR 1 Day + 0.79%), 1.09%, 12/09/26
(a)
100 88,153
(SOFR 1 Day + 0.80%), 1.43%, 03/09/27
(a)
760 666,450
(SOFR 1 Day + 0.91%), 1.95%, 10/21/27
(a)
135 118,042
(SOFR 1 Day + 1.11%), 2.64%, 02/24/28
(a)
400 356,154
(SOFR 1 Day + 1.73%), 4.48%, 08/23/28
(a)
695 666,098
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 68,507
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 125 116,452
(SOFR 1 Day + 1.09%), 1.99%, 01/27/32
(a)
575 438,044
(SOFR 1 Day + 1.28%), 2.62%, 04/22/32
(a)
195 155,511
(SOFR 1 Day + 1.25%), 2.38%, 07/21/32
(a)
100 77,591
(SOFR 1 Day + 1.26%), 2.65%, 10/21/32
(a)
275 217,132
6.13%, 02/15/33 ................. 90 93,230
(SOFR 1 Day + 1.41%), 3.10%, 02/24/33
(a)
824 669,072
6.75%, 10/01/37 ................. 175 186,729
5.15%, 05/22/45 ................. 65 58,384
Intercontinental Exchange, Inc.
4.00%, 09/15/27 ................. 234 226,073
4.60%, 03/15/33 ................. 175 167,325
4.25%, 09/21/48 ................. 5 4,187
5.20%, 06/15/62 ................. 70 66,043
Lehman Brothers Holdings, Inc., 6.88%,
07/17/37
(c)(h)(i)
.................. 203 —
Morgan Stanley
(a)
(SOFR 1 Day + 1.16%), 3.62%, 04/17/25 335 326,894
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(SOFR 1 Day + 0.53%), 0.79%, 05/30/25 USD 605 $ 562,465
(SOFR 1 Day + 1.15%), 2.72%, 07/22/25 454 434,033
(SOFR 1 Day + 1.99%), 2.19%, 04/28/26 5 4,646
(SOFR 1 Day + 0.72%), 0.99%, 12/10/26 470 411,821
(SOFR 1 Day + 0.88%), 1.59%, 05/04/27 1,110 973,730
(SOFR 1 Day + 0.86%), 1.51%, 07/20/27 1,000 867,788
(SOFR 1 Day + 1.00%), 2.48%, 01/21/28 250 222,138
(SOFR 1 Day + 1.61%), 4.21%, 04/20/28 1,200 1,141,313
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28 .................... 75 68,794
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30 .................... 100 93,070
(SOFR 1 Day + 3.12%), 3.62%, 04/01/31 165 144,045
(SOFR 1 Day + 1.02%), 1.93%, 04/28/32 60 45,272
(SOFR 1 Day + 1.29%), 2.94%, 01/21/33 105 84,943
(SOFR 1 Day + 1.49%), 3.22%, 04/22/42 55 40,699
(SOFR 1 Day + 1.43%), 2.80%, 01/25/52 40 24,628
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 12 10,452
3.88%, 02/15/31 ................. 16 13,303
3.63%, 11/01/31 ................. 26 21,502
Nomura Holdings, Inc.
1.65%, 07/14/26 ................. 200 174,059
2.61%, 07/14/31 ................. 200 154,681
Northern Trust Corp.
3.15%, 05/03/29 ................. 50 45,227
6.13%, 11/02/32 ................. 78 82,246
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 81 74,837
3.40%, 07/15/26 ................. 33 28,814
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 46 44,592
7.75%, 09/16/27
(b)
................ 128 127,586
S&P Global, Inc.
2.45%, 03/01/27
(b)
................ 200 182,658
2.90%, 03/01/32
(b)
................ 105 89,560
3.25%, 12/01/49 ................. 35 25,027
State Street Corp.
(a)
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 54,363
(LIBOR USD 3 Month + 1.00%), 5.77%,
06/15/47 .................... 1,788 1,371,475
UBS Group AG
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 255 247,948
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(g)
......................... 200 197,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%),
4.88%
(b)(g)
.................... 520 440,700
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%),
4.70%, 08/05/27
(b)
.............. 200 193,297
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%),
4.38%
(b)(g)
.................... 200 151,952
21,445,214
Chemicals — 0.3%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 46,020
Ashland LLC, 3.38%, 09/01/31
(b)
........ 82 65,540
Avient Corp., 7.13%, 08/01/30
(b)
........ 65 63,540
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 150 123,775

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Celanese US Holdings LLC, 6.17%, 07/15/27 USD 49 $ 48,330
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 33,235
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 117 93,892
DuPont de Nemours, Inc.
5.32%, 11/15/38 ................. 110 105,716
5.42%, 11/15/48 ................. 61 58,060
Eastman Chemical Co., 4.80%, 09/01/42 .. 65 54,616
Ecolab, Inc., 2.70%, 12/15/51 ......... 190 118,182
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 278 236,300
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 53 51,145
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 149,482
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 105 87,909
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 22,356
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
97 67,900
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 43 35,523
LYB International Finance III LLC
1.25%, 10/01/25 ................. 241 214,997
4.20%, 10/15/49 ................. 75 55,771
3.63%, 04/01/51 ................. 100 66,908
LyondellBasell Industries NV, 4.63%, 02/26/55 25 19,462
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 40,968
Nutrien Ltd., 5.90%, 11/07/24 ......... 65 65,817
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 39,887
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 31 23,682
4.38%, 02/01/32 ................. 10 7,537
Sherwin-Williams Co. (The)
4.25%, 08/08/25 ................. 35 34,389
2.30%, 05/15/30 ................. 45 36,995
4.50%, 06/01/47 ................. 100 83,918
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 95 77,900
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 31 27,470
5.63%, 08/15/29 ................. 297 239,759
2,496,981
Commercial Services & Supplies — 0.3%
ADT Security Corp. (The)
4.13%, 06/15/23 ................. 14 13,861
4.88%, 07/15/32
(b)
................ 41 34,843
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 40 36,600
9.75%, 07/15/27 ................. 33 28,710
4.63%, 06/01/28 ................. 407 333,116
6.00%, 06/01/29 ................. 200 145,152
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................. 22 18,234
4.75%, 10/15/29 ................. 38 32,941
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 54 51,977
5.75%, 07/15/29 ................. 74 61,286
Aramark Services, Inc.
(b)
5.00%, 04/01/25 ................. 17 16,588
6.38%, 05/01/25 ................. 91 89,882
5.00%, 02/01/28 ................. 6 5,598
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 13,746
Clean Harbors, Inc., 4.88%, 07/15/27
(b)
.... 51 48,322
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 43 35,228
5.00%, 09/01/30 ................. 37 29,879
Garda World Security Corp., 4.63%, 02/15/27
(b)
39 34,436
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 18 17,193
5.13%, 12/15/26 ................. 45 43,034
3.50%, 09/01/28 ................. 22 19,342
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.75%, 06/15/29 ................. USD 98 $ 85,774
4.38%, 08/15/29 ................. 126 106,779
Iliad Holding SASU, 7.00%, 10/15/28
(b)
.... 200 180,758
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 27 24,030
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 188 128,855
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 56 52,780
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 24 23,576
6.25%, 01/15/28 ................. 82 74,633
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 39,838
Republic Services, Inc., 0.88%, 11/15/25 ... 40 35,825
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 129 113,920
1,976,736
Communications Equipment — 0.2%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 7 6,370
CommScope, Inc.
(b)
8.25%, 03/01/27 ................. 63 48,825
7.13%, 07/01/28 ................. 80 57,190
4.75%, 09/01/29 ................. 122 98,356
Motorola Solutions, Inc.
4.60%, 02/23/28 ................. 250 242,138
4.60%, 05/23/29 ................. 285 271,242
2.30%, 11/15/30 ................. 120 93,835
2.75%, 05/24/31 ................. 275 219,874
5.50%, 09/01/44 ................. 10 9,004
Nokia OYJ, 6.63%, 05/15/39 .......... 32 30,373
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 91 84,429
5.63%, 04/15/27 ................. 30 27,250
6.50%, 07/15/28 ................. 57 42,763
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 49 41,182
1,272,831
Construction & Engineering — 0.0%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 92 79,781
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 30,464
MasTec, Inc., 4.50%, 08/15/28 ......... 50 44,784
155,029
Consumer Finance — 1.9%
AerCap Ireland Capital DAC
4.13%, 07/03/23 ................. 150 148,952
4.88%, 01/16/24 ................. 175 173,330
3.50%, 01/15/25 ................. 1,410 1,342,854
4.45%, 10/01/25 ................. 270 259,534
Ally Financial, Inc., 5.75%, 11/20/25 ..... 234 226,687
American Express Co.
3.95%, 08/01/25 ................. 900 881,674
3.13%, 05/20/26 ................. 175 164,784
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%),
3.55%
(a)(g)
.................... 1,198 984,157
2.55%, 03/04/27 ................. 345 313,848
American Honda Finance Corp.
2.15%, 09/10/24 ................. 50 47,704
1.50%, 01/13/25 ................. 250 233,898
1.00%, 09/10/25 ................. 365 329,222
1.30%, 09/09/26 ................. 125 110,298
2.00%, 03/24/28 ................. 265 228,309
Capital One Financial Corp.
3.90%, 01/29/24 ................. 230 227,117
3.75%, 04/24/24 ................. 430 421,862
3.30%, 10/30/24 ................. 400 386,060
(SOFR 1 Day + 0.69%), 1.34%, 12/06/24
(a)
430 411,661

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.25%, 04/30/25 ................. USD 185 $ 181,409
(SOFR 1 Day + 1.37%), 4.17%, 05/09/25
(a)
215 210,011
(SOFR 1 Day + 1.29%), 2.64%, 03/03/26
(a)
655 613,503
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(g)
.................... 1,000 785,381
3.80%, 01/31/28 ................. 305 285,075
(SOFR 1 Day + 1.27%), 2.62%, 11/02/32
(a)
25 19,143
Caterpillar Financial Services Corp., 4.90%,
01/17/25 ..................... 750 751,979
Discover Financial Services, 6.70%, 11/29/32 25 25,412
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ................. 400 394,740
3.38%, 11/13/25 ................. 255 230,523
2.70%, 08/10/26 ................. 200 173,680
2.90%, 02/10/29 ................. 200 159,752
General Motors Financial Co., Inc.
3.25%, 01/05/23 ................. 175 174,989
4.15%, 06/19/23 ................. 240 238,715
4.00%, 01/15/25 ................. 50 48,515
4.35%, 04/09/25 ................. 535 520,462
4.30%, 07/13/25 ................. 35 33,896
1.25%, 01/08/26 ................. 490 431,484
4.35%, 01/17/27 ................. 480 456,090
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 59 48,695
John Deere Capital Corp., 4.05%, 09/08/25 . 380 373,992
Navient Corp.
5.88%, 10/25/24 ................. 23 22,254
5.50%, 03/15/29 ................. 26 21,216
OneMain Finance Corp.
7.13%, 03/15/26 ................. 35 33,281
6.63%, 01/15/28 ................. 65 59,854
5.38%, 11/15/29 ................. 35 28,626
4.00%, 09/15/30 ................. 58 43,276
SLM Corp., 3.13%, 11/02/26 .......... 65 55,279
Synchrony Financial
4.25%, 08/15/24 ................. 200 195,407
4.88%, 06/13/25 ................. 3 2,923
4.50%, 07/23/25 ................. 72 69,016
3.95%, 12/01/27 ................. 90 80,267
Toyota Motor Credit Corp.
0.80%, 10/16/25 ................. 165 147,716
1.15%, 08/13/27 ................. 275 233,925
2.15%, 02/13/30 ................. 190 159,854
1.90%, 09/12/31 ................. 75 59,216
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
50 40,091
14,301,598
Containers & Packaging — 0.4%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 200 139,106
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 200 195,789
4.00%, 09/01/29 ................. 200 158,506
Ball Corp.
2.88%, 08/15/30 ................. 12 9,577
3.13%, 09/15/31 ................. 14 11,244
Berry Global, Inc., 1.57%, 01/15/26 ...... 605 538,944
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 192 182,544
8.75%, 04/15/30 ................. 90 77,038
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 39 40,151
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
10 8,343
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 15 14,119
3.50%, 03/15/28 ................. 45 39,164
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL, Inc., 5.88%, 11/01/28
(b)
......... USD 71 $ 61,860
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 55 53,479
Sonoco Products Co., 2.25%, 02/01/27 ... 135 120,040
Trivium Packaging Finance BV
(b)(k)
5.50%, 08/15/26 ................. 200 183,387
8.50%, 08/15/27 ................. 200 183,505
WestRock MWV LLC, 8.20%, 01/15/30 .... 125 140,949
WRKCo, Inc.
3.75%, 03/15/25 ................. 155 149,905
4.90%, 03/15/29 ................. 125 120,010
3.00%, 06/15/33 ................. 325 258,102
2,685,762
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 17 13,897
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 48 43,045
Resideo Funding, Inc., 4.00%, 09/01/29 ... 23 18,597
75,539
Diversified Consumer Services — 0.2%
Johns Hopkins University, Series A, 4.71%,
07/01/32 ..................... 445 442,559
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 50 41,974
Northwestern University, 4.64%, 12/01/44 .. 105 100,371
Service Corp. International, 4.00%, 05/15/31 137 115,385
Sotheby's, 7.38%, 10/15/27
(b)
.......... 355 332,859
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 17,379
University of Miami, Series 2022, 4.06%,
04/01/52 ..................... 75 61,117
University of Southern California, Series 2017,
3.84%, 10/01/47 ................ 85 70,646
1,182,290
Diversified Financial Services — 0.4%
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.. 200 163,146
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 500 438,139
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
.................... 60 46,806
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 1,435 1,269,050
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ................. 44 43,830
7.38%, 09/01/25 ................. 49 47,091
11.25%, 12/15/27 ................ 24 24,713
Shell International Finance BV
2.38%, 11/07/29 ................. 10 8,643
2.75%, 04/06/30 ................. 10 8,774
3.63%, 08/21/42 ................. 25 20,104
3.00%, 11/26/51 ................. 15 10,157
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 27 25,509
Siemens Financieringsmaatschappij NV
(b)
1.20%, 03/11/26 ................. 760 677,231
2.88%, 03/11/41 ................. 250 183,574
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 438 429,113
3,395,880
Diversified Telecommunication Services — 1.0%
Altice France SA, 5.13%, 07/15/29
(b)
..... 380 284,902
AT&T, Inc.
1.70%, 03/25/26 ................. 145 130,674
3.80%, 02/15/27 ................. 200 190,867
2.30%, 06/01/27 ................. 145 128,961
4.35%, 03/01/29 ................. 140 133,135
2.55%, 12/01/33 ................. 23 17,676
4.50%, 05/15/35 ................. 655 595,427
4.85%, 03/01/39 ................. 100 89,459

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.50%, 06/01/41 ................. USD 200 $ 149,147
4.65%, 06/01/44 ................. 17 14,270
3.65%, 06/01/51 ................. 155 109,168
3.55%, 09/15/55 ................. 270 180,156
3.80%, 12/01/57 ................. 71 48,985
CCO Holdings LLC
(b)
5.00%, 02/01/28 ................. 34 30,872
4.75%, 03/01/30 ................. 34 29,322
4.75%, 02/01/32 ................. 256 207,539
4.25%, 01/15/34 ................. 330 243,555
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 79 61,388
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 75 69,643
6.75%, 05/01/29 ................. 114 94,308
6.00%, 01/15/30 ................. 91 71,487
8.75%, 05/15/30 ................. 72 73,206
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 112 94,638
4.63%, 09/15/27 ................. 35 29,138
4.25%, 07/01/28 ................. 19 14,966
3.63%, 01/15/29 ................. 70 51,257
3.75%, 07/15/29 ................. 14 10,071
3.88%, 11/15/29 ................. 7 5,524
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 122 103,389
4.50%, 01/15/29 ................. 50 34,511
5.38%, 06/15/29 ................. 11 7,919
Sprint Capital Corp.
6.88%, 11/15/28 ................. 110 114,173
8.75%, 03/15/32 ................. 256 304,666
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 8 6,545
6.00%, 09/30/34 ................. 60 45,342
7.20%, 07/18/36 ................. 29 23,545
7.72%, 06/04/38 ................. 21 17,430
Telefonica Emisiones SA
4.10%, 03/08/27 ................. 150 142,316
5.52%, 03/01/49 ................. 150 125,386
Verizon Communications, Inc.
1.45%, 03/20/26 ................. 480 430,907
3.00%, 03/22/27 ................. 810 752,644
1.50%, 09/18/30 ................. 100 77,743
2.55%, 03/21/31 ................. 100 82,236
4.40%, 11/01/34 ................. 150 137,738
4.27%, 01/15/36 ................. 1,265 1,126,084
2.65%, 11/20/40 ................. 250 168,746
3.40%, 03/22/41 ................. 525 394,749
2.85%, 09/03/41 ................. 130 89,466
2.99%, 10/30/56 ................. 100 61,010
3.70%, 03/22/61 ................. 192 133,918
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 302 223,048
6.13%, 03/01/28 ................. 322 182,599
7,945,851
Electric Utilities — 2.2%
Alabama Power Co.
3.94%, 09/01/32 ................. 250 229,603
3.75%, 03/01/45 ................. 25 19,422
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 243,302
Baltimore Gas & Electric Co.
3.35%, 07/01/23 ................. 150 148,909
4.25%, 09/15/48 ................. 50 41,909
3.20%, 09/15/49 ................. 50 35,173
2.90%, 06/15/50 ................. 95 62,778
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC,
Series AG, 3.00%, 03/01/32 ......... USD 100 $ 86,177
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 190 160,726
6.10%, 06/01/37 ................. 24 24,828
3.75%, 06/01/45 ................. 100 77,581
3.70%, 12/01/47 ................. 60 45,644
3.95%, 03/15/48 ................. 50 40,000
3.20%, 08/15/49 ................. 100 70,087
3.45%, 04/15/51 ................. 25 18,248
Duke Energy Corp.
3.95%, 10/15/23 ................. 240 237,508
5.00%, 12/08/25 ................. 200 199,567
2.65%, 09/01/26 ................. 560 517,224
2.55%, 06/15/31 ................. 100 81,481
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
.............. 335 244,685
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 395 337,573
1.75%, 06/15/30 ................. 140 111,259
2.40%, 12/15/31 ................. 75 61,242
6.40%, 06/15/38 ................. 115 126,137
5.65%, 04/01/40 ................. 50 50,406
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 313 288,122
4.10%, 05/15/42 ................. 150 125,908
4.10%, 03/15/43 ................. 25 20,937
2.50%, 08/15/50 ................. 30 18,001
Edison International
4.70%, 08/15/25 ................. 390 381,597
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(g)
.................... 47 39,289
6.95%, 11/15/29 ................. 205 214,078
Emera US Finance LP, 0.83%, 06/15/24 ... 265 247,290
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... 695 598,924
Eversource Energy, Series H, 3.15%, 01/15/25 250 240,237
Exelon Corp.
2.75%, 03/15/27
(b)
................ 40 36,683
4.05%, 04/15/30 ................. 50 46,420
4.70%, 04/15/50 ................. 70 60,975
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(k)
......... 185 172,096
2.65%, 03/01/30 ................. 210 171,221
Series B, 2.25%, 09/01/30 .......... 7 5,556
Series C, 5.35%, 07/15/47
(k)
......... 18 16,070
Series C, 3.40%, 03/01/50 .......... 10 6,598
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 205 199,760
5.45%, 07/15/44 ................. 174 161,859
Florida Power & Light Co.
5.96%, 04/01/39 ................. 50 53,160
4.13%, 02/01/42 ................. 120 103,946
3.70%, 12/01/47 ................. 25 20,043
3.15%, 10/01/49 ................. 60 43,217
2.88%, 12/04/51 ................. 97 65,052
Georgia Power Co., 4.70%, 05/15/32 ..... 480 462,749
Interstate Power & Light Co., 3.50%, 09/30/49 25 17,802
Interstate Power and Light Co., 3.25%,
12/01/24 ..................... 100 96,460
MidAmerican Energy Co.
3.65%, 04/15/29 ................. 225 210,367
4.25%, 07/15/49 ................. 260 220,540

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... USD 265 $ 249,369
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 660 651,301
1.88%, 01/15/27 ................. 140 123,908
3.55%, 05/01/27 ................. 300 282,637
1.90%, 06/15/28 ................. 250 213,438
2.25%, 06/01/30 ................. 100 82,235
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
.............. 1,032 840,920
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 3,719
Northern States Power Co.
2.90%, 03/01/50 ................. 62 42,406
2.60%, 06/01/51 ................. 60 38,031
NRG Energy, Inc.
2.45%, 12/02/27
(b)
................ 145 120,141
5.75%, 01/15/28 ................. 27 25,344
5.25%, 06/15/29
(b)
................ 15 13,241
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 200 170,073
4.00%, 06/01/49 ................. 120 94,634
Series R, 2.90%, 10/01/51 .......... 120 78,075
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 ................. 240 232,195
2.75%, 05/15/30 ................. 132 114,956
4.10%, 11/15/48 ................. 146 123,365
3.10%, 09/15/49 ................. 100 70,778
2.70%, 11/15/51 ................. 150 97,964
Pacific Gas & Electric Co.
3.40%, 08/15/24 ................. 190 182,307
3.45%, 07/01/25 ................. 274 259,384
3.30%, 12/01/27 ................. 140 123,555
4.50%, 07/01/40 ................. 50 39,078
4.45%, 04/15/42 ................. 85 63,221
4.00%, 12/01/46 ................. 46 30,796
4.95%, 07/01/50 ................. 372 288,241
5.25%, 03/01/52 ................. 130 106,127
PacifiCorp
2.90%, 06/15/52 ................. 175 114,238
5.35%, 12/01/53 ................. 200 197,940
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 110 98,630
PECO Energy Co., 2.85%, 09/15/51 ..... 35 23,037
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 20,229
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 106,145
Public Service Co. of Colorado
3.80%, 06/15/47 ................. 60 47,253
Series 34, 3.20%, 03/01/50 ......... 125 88,664
2.70%, 01/15/51 ................. 25 16,096
Public Service Electric & Gas Co.
4.90%, 12/15/32 ................. 395 395,707
2.05%, 08/01/50 ................. 78 43,463
Southern California Edison Co.
Series J, 0.70%, 08/01/23 .......... 230 224,053
1.10%, 04/01/24 ................. 260 246,938
Series E, 3.70%, 08/01/25 .......... 25 24,187
Series D, 4.70%, 06/01/27 .......... 115 112,608
5.95%, 11/01/32 ................. 272 287,395
4.00%, 04/01/47 ................. 46 35,948
Series C, 4.13%, 03/01/48 .......... 9 7,182
Series B, 4.88%, 03/01/49 .......... 65 57,156
3.65%, 02/01/50 ................. 75 54,774
Series 20A, 2.95%, 02/01/51 ........ 75 48,047
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series H, 3.65%, 06/01/51 .......... USD 135 $ 98,121
3.45%, 02/01/52 ................. 100 71,143
Series E, 5.45%, 06/01/52 .......... 155 148,012
Southern Co. (The), 4.48%, 08/01/24
(k)
.... 710 701,104
Tampa Electric Co.
4.45%, 06/15/49 ................. 100 82,506
3.45%, 03/15/51 ................. 35 24,434
Virginia Electric & Power Co.
8.88%, 11/15/38 ................. 205 268,213
4.45%, 02/15/44 ................. 100 85,734
2.45%, 12/15/50 ................. 125 74,093
Vistra Operations Co. LLC
(b)
5.13%, 05/13/25 ................. 520 508,414
5.50%, 09/01/26 ................. 15 14,451
5.00%, 07/31/27 ................. 7 6,497
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 236,633
16,946,910
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 5.00%, 10/01/25 . 4 3,906
Vertiv Group Corp., 4.13%, 11/15/28 ..... 129 109,650
113,556
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 65,800
CDW LLC
3.28%, 12/01/28 ................. 19 16,267
3.25%, 02/15/29 ................. 57 48,546
Coherent Corp., 5.00%, 12/15/29
(b)
...... 104 89,693
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................. 110 95,755
3.75%, 02/15/31 ................. 18 14,808
330,869
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 59 56,325
6.25%, 04/01/28 ................. 69 63,136
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 67 66,815
Halliburton Co.
3.80%, 11/15/25 ................. 2 1,945
2.92%, 03/01/30 ................. 165 141,458
5.00%, 11/15/45 ................. 85 75,263
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 48 45,235
7.50%, 01/15/28 ................. 81 74,107
Nabors Industries, Inc., 5.75%, 02/01/25 ... 152 144,949
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 4 3,724
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 36,637
Tervita Corp., 11.00%, 12/01/25
(b)
....... 35 37,627
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 19,048
USA Compression Partners LP
6.88%, 04/01/26 ................. 42 40,290
6.88%, 09/01/27 ................. 73 68,255
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 55 53,916
8.63%, 04/30/30 ................. 138 132,523
1,061,253
Entertainment — 0.2%
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
.................... 157 91,028
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 ................. 9 8,714
6.50%, 05/15/27 ................. 198 193,753
4.75%, 10/15/27 ................. 99 88,142

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Entertainment (continued)
Netflix, Inc., 4.88%, 04/15/28 .......... USD 350 $ 337,955
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 30 23,549
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 55 47,088
Walt Disney Co. (The)
4.63%, 03/23/40 ................. 92 85,949
3.50%, 05/13/40 ................. 126 101,431
Warnermedia Holdings, Inc.
(b)
3.53%, 03/15/24 ................. 450 436,071
5.14%, 03/15/52 ................. 200 145,393
5.39%, 03/15/62 ................. 62 45,261
1,604,334
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/26 ................. 200 193,395
2.75%, 12/15/29 ................. 25 21,257
4.90%, 12/15/30 ................. 185 180,230
2.00%, 05/18/32 ................. 275 210,571
1.88%, 02/01/33 ................. 160 118,968
American Tower Corp.
4.00%, 06/01/25 ................. 175 170,506
1.45%, 09/15/26 ................. 140 122,156
3.38%, 10/15/26 ................. 185 172,968
3.65%, 03/15/27 ................. 825 770,534
3.95%, 03/15/29 ................. 255 235,073
2.10%, 06/15/30 ................. 270 213,718
1.88%, 10/15/30 ................. 105 81,028
2.70%, 04/15/31 ................. 206 167,674
2.30%, 09/15/31 ................. 150 116,605
4.05%, 03/15/32 ................. 103 91,855
AvalonBay Communities, Inc., 5.00%, 02/15/33 115 113,150
Boston Properties LP
4.50%, 12/01/28 ................. 155 143,691
3.40%, 06/21/29 ................. 30 25,836
3.25%, 01/30/31 ................. 45 37,201
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 45 37,612
Camden Property Trust, 2.80%, 05/15/30 .. 70 60,230
Crown Castle, Inc.
1.05%, 07/15/26 ................. 800 691,203
2.90%, 03/15/27 ................. 210 191,007
4.30%, 02/15/29 ................. 45 42,495
3.10%, 11/15/29 ................. 60 52,299
2.25%, 01/15/31 ................. 250 200,558
2.50%, 07/15/31 ................. 240 193,405
2.90%, 04/01/41 ................. 200 137,012
4.15%, 07/01/50 ................. 60 46,504
Digital Realty Trust LP, 5.55%, 01/15/28 ... 30 30,198
Equinix, Inc.
2.90%, 11/18/26 ................. 765 699,207
1.55%, 03/15/28 ................. 150 123,977
3.20%, 11/18/29 ................. 30 26,113
3.90%, 04/15/32 ................. 333 295,851
3.00%, 07/15/50 ................. 25 15,696
2.95%, 09/15/51 ................. 135 84,088
3.40%, 02/15/52 ................. 75 51,084
ERP Operating LP
2.85%, 11/01/26 ................. 90 83,387
4.15%, 12/01/28 ................. 50 46,624
2.50%, 02/15/30 ................. 50 41,707
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 37 30,596
GLP Capital LP
4.00%, 01/15/30 ................. 115 100,719
3.25%, 01/15/32 ................. 112 89,531
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 67 58,210
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.
3.00%, 01/15/30 ................. USD 55 $ 47,300
2.88%, 01/15/31 ................. 50 41,786
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 33 27,413
Iron Mountain, Inc.
(b)
5.00%, 07/15/28 ................. 10 8,982
5.63%, 07/15/32 ................. 45 38,998
Kimco Realty Corp., 4.60%, 02/01/33 ..... 225 205,766
Mid-America Apartments LP, 1.70%, 02/15/31 45 35,085
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 20 15,252
3.50%, 03/15/31 ................. 246 168,629
Prologis LP
3.88%, 09/15/28 ................. 50 47,266
2.88%, 11/15/29 ................. 50 43,503
2.25%, 04/15/30 ................. 100 83,312
Realty Income Corp.
3.00%, 01/15/27 ................. 125 115,556
3.95%, 08/15/27 ................. 155 147,770
2.20%, 06/15/28 ................. 110 94,200
5.63%, 10/13/32 ................. 220 223,438
2.85%, 12/15/32 ................. 20 16,219
Regency Centers LP
4.13%, 03/15/28 ................. 70 64,976
3.70%, 06/15/30 ................. 675 588,821
RHP Hotel Properties LP, 4.75%, 10/15/27 . 116 104,981
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.. 51 45,420
SBA Communications Corp.
3.88%, 02/15/27 ................. 90 81,316
3.13%, 02/01/29 ................. 21 17,461
Simon Property Group LP, 3.80%, 07/15/50 . 225 163,361
UDR, Inc., 2.10%, 08/01/32 ........... 70 51,427
Uniti Group LP, 4.75%, 04/15/28
(b)
....... 27 21,600
Ventas Realty LP
3.00%, 01/15/30 ................. 55 46,141
4.75%, 11/15/30 ................. 100 93,370
VICI Properties LP
3.50%, 02/15/25
(b)
................ 457 430,873
4.38%, 05/15/25 ................. 30 29,095
4.63%, 06/15/25
(b)
................ 30 28,763
4.50%, 09/01/26
(b)
................ 3 2,823
4.25%, 12/01/26
(b)
................ 7 6,531
4.50%, 01/15/28
(b)
................ 123 112,868
3.88%, 02/15/29
(b)
................ 20 17,529
4.95%, 02/15/30 ................. 117 111,374
5.13%, 05/15/32 ................. 215 199,079
5.63%, 05/15/52 ................. 240 212,297
10,406,310
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
(b)
0.80%, 02/10/24 ................. 275 261,695
0.95%, 02/10/26 ................. 550 481,687
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 62 56,547
5.88%, 02/15/28 ................. 16 15,211
4.88%, 02/15/30 ................. 47 41,946
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 76 65,863
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
28 26,903
US Foods, Inc.
(b)
4.75%, 02/15/29 ................. 46 40,844
4.63%, 06/01/30 ................. 58 51,076

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
Walmart, Inc., 2.65%, 09/22/51 ........ USD 170 $ 114,938
1,156,710
Food Products — 0.4%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 145 141,194
4.63%, 11/15/28 ................. 181 157,580
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 116 113,390
General Mills, Inc.
3.65%, 02/15/24 ................. 460 451,916
4.00%, 04/17/25 ................. 95 92,778
5.24%, 11/18/25 ................. 125 125,311
2.25%, 10/14/31 ................. 10 8,042
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 87 71,070
Kraft Heinz Foods Co.
3.00%, 06/01/26 ................. 65 60,828
3.88%, 05/15/27 ................. 78 74,521
4.38%, 06/01/46 ................. 341 277,098
4.88%, 10/01/49 ................. 507 440,098
5.50%, 06/01/50 ................. 266 254,215
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 65 61,587
4.13%, 01/31/30 ................. 33 29,146
McCormick & Co., Inc., 0.90%, 02/15/26 ... 145 127,009
Nestle Holdings, Inc., 1.15%, 01/14/27
(b)
... 300 261,146
Pilgrim's Pride Corp., 3.50%, 03/01/32
(b)
... 48 37,560
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 9 8,144
4.50%, 09/15/31 ................. 25 21,017
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 66 53,728
Tyson Foods, Inc., 3.90%, 09/28/23 ...... 40 39,637
2,907,015
Gas Utilities — 0.1%
Atmos Energy Corp.
2.63%, 09/15/29 ................. 40 34,698
2.85%, 02/15/52 ................. 125 80,887
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 55 43,361
ONE Gas, Inc., 1.10%, 03/11/24 ........ 210 201,362
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... 50 33,445
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 34 28,899
422,652
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
3.75%, 11/30/26 ................. 68 66,200
4.75%, 11/30/36 ................. 150 148,476
4.90%, 11/30/46 ................. 70 68,245
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 127 115,397
3.88%, 11/01/29 ................. 6 5,039
Becton Dickinson and Co.
3.73%, 12/15/24 ................. 52 50,707
3.70%, 06/06/27 ................. 374 353,365
Embecta Corp., 6.75%, 02/15/30
(b)
...... 35 31,587
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 61 64,660
GE HealthCare Technologies, Inc.
(b)
5.60%, 11/15/25 ................. 405 407,495
5.86%, 03/15/30 ................. 200 204,673
6.38%, 11/22/52 ................. 100 106,211
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 65 52,388
5.25%, 10/01/29 ................. 208 165,208
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc., 4.63%, 11/15/27 ......... USD 28 $ 26,687
1,866,338
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
13 12,331
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 20 18,334
5.13%, 03/01/30 ................. 10 8,513
Aetna, Inc.
4.13%, 11/15/42 ................. 50 40,821
3.88%, 08/15/47 ................. 136 104,430
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
85 66,406
Banner Health, Series 2020, 3.18%, 01/01/50 25 17,473
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 39 23,595
Centene Corp.
2.45%, 07/15/28 ................. 214 180,627
3.00%, 10/15/30 ................. 96 78,696
2.50%, 03/01/31 ................. 447 349,766
2.63%, 08/01/31 ................. 123 96,653
CommonSpirit Health
3.35%, 10/01/29 ................. 200 174,049
2.78%, 10/01/30 ................. 40 32,993
3.91%, 10/01/50 ................. 205 151,718
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................. 37 31,726
6.00%, 01/15/29 ................. 134 112,088
5.25%, 05/15/30 ................. 66 49,767
CVS Health Corp.
3.63%, 04/01/27 ................. 50 47,447
1.30%, 08/21/27 ................. 75 63,498
4.30%, 03/25/28 ................. 153 147,988
3.75%, 04/01/30 ................. 250 226,666
1.88%, 02/28/31 ................. 460 360,825
4.78%, 03/25/38 ................. 60 54,656
5.13%, 07/20/45 ................. 175 159,496
5.05%, 03/25/48 ................. 220 197,460
Elevance Health, Inc.
2.38%, 01/15/25 ................. 815 773,649
5.35%, 10/15/25 ................. 90 90,996
4.10%, 03/01/28 ................. 120 114,999
2.25%, 05/15/30 ................. 15 12,409
5.50%, 10/15/32 ................. 210 214,982
2.75%, 10/15/42
(e)
................ 6 43,876
4.65%, 01/15/43 ................. 155 140,469
3.70%, 09/15/49 ................. 1 759
3.13%, 05/15/50 ................. 126 86,364
6.10%, 10/15/52 ................. 30 31,982
Encompass Health Corp.
4.50%, 02/01/28 ................. 7 6,359
4.75%, 02/01/30 ................. 50 43,907
4.63%, 04/01/31 ................. 75 64,464
HCA, Inc.
5.38%, 09/01/26 ................. 185 182,942
3.13%, 03/15/27
(b)
................ 165 150,014
3.50%, 09/01/30 ................. 100 86,248
5.50%, 06/15/47 ................. 189 167,855
5.25%, 06/15/49 ................. 315 268,289
3.50%, 07/15/51 ................. 310 198,886
4.63%, 03/15/52
(b)
................ 225 175,116
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 106 92,633
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 19 17,881
4.38%, 02/15/27 ................. 28 23,683
Memorial Health Services, 3.45%, 11/01/49 . 115 83,426
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 14 12,776

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.88%, 11/15/30 ................. USD 77 $ 65,253
Mount Nittany Medical Center Obligated Group,
Series 2022, 3.80%, 11/15/52 ........ 60 45,346
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ..................... 45 39,923
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 15,091
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 109 95,343
RWJ Barnabas Health, Inc., 3.48%, 07/01/49 130 94,330
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 8 7,886
10.00%, 04/15/27 ................ 57 57,998
Sutter Health
Series 20A, 2.29%, 08/15/30 ........ 223 180,347
Series 20A, 3.36%, 08/15/50 ........ 68 46,088
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 19 18,454
4.88%, 01/01/26 ................. 95 89,836
5.13%, 11/01/27 ................. 58 53,954
4.63%, 06/15/28 ................. 12 10,737
6.13%, 10/01/28 ................. 58 51,928
4.25%, 06/01/29 ................. 17 14,727
6.13%, 06/15/30 ................. 50 47,640
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 145 146,654
3.10%, 03/15/26 ................. 10 9,515
2.30%, 05/15/31 ................. 120 100,003
3.50%, 08/15/39 ................. 105 85,815
2.75%, 05/15/40 ................. 105 76,176
3.05%, 05/15/41 ................. 125 93,929
4.38%, 03/15/42 ................. 200 178,700
4.75%, 07/15/45 ................. 105 98,325
4.25%, 06/15/48 ................. 20 17,275
3.70%, 08/15/49 ................. 50 39,566
2.90%, 05/15/50 ................. 75 50,739
3.25%, 05/15/51 ................. 45 32,199
5.88%, 02/15/53 ................. 150 161,965
3.88%, 08/15/59 ................. 26 20,340
6.05%, 02/15/63 ................. 95 103,088
8,042,156
Health Care Technology — 0.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
276 203,393
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(b)
5.75%, 04/15/25 ................. 65 64,493
4.38%, 01/15/28 ................. 21 18,803
Booking Holdings, Inc.
2.75%, 03/15/23 ................. 445 442,922
0.75%, 05/01/25
(e)
................ 13 17,315
Boyd Gaming Corp.
4.75%, 12/01/27 ................. 27 25,147
4.75%, 06/15/31
(b)
................ 72 62,640
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 100 88,505
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 162 157,412
8.13%, 07/01/27 ................. 71 69,761
4.63%, 10/15/29 ................. 261 212,404
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 42 41,114
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 75 75,357
7.63%, 03/01/26 ................. 38 30,118
5.75%, 03/01/27 ................. 121 86,399
9.88%, 08/01/27 ................. 101 95,445
4.00%, 08/01/28 ................. 46 37,509
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.00%, 05/01/29 ................. USD 60 $ 39,983
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... 181 185,816
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 50,885
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 56 50,200
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 48 47,478
6.50%, 10/01/28 ................. 18 17,415
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 56 53,063
4.75%, 01/15/28 ................. 26 23,267
Expedia Group, Inc., 6.25%, 05/01/25
(b)
... 75 75,636
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 88 74,469
6.75%, 01/15/30 ................. 26 20,971
Hilton Domestic Operating Co., Inc.
(b)
5.38%, 05/01/25 ................. 15 14,847
5.75%, 05/01/28 ................. 25 24,250
3.75%, 05/01/29 ................. 14 12,110
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 39,025
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 66 61,413
8.00%, 04/15/26 ................. 63 56,543
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
99 89,810
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
70 52,233
MGM Resorts International, 5.75%, 06/15/25 29 28,184
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 59 50,201
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 16 12,568
7.75%, 02/15/29 ................. 30 22,576
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 50 36,911
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 44 32,446
5.88%, 09/01/31 ................. 24 16,977
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 46 40,866
Royal Caribbean Cruises Ltd.
(b)
11.50%, 06/01/25 ................ 8 8,580
4.25%, 07/01/26 ................. 20 16,167
5.50%, 08/31/26 ................. 34 28,602
5.38%, 07/15/27 ................. 39 31,578
11.63%, 08/15/27 ................ 24 24,102
8.25%, 01/15/29 ................. 68 68,332
9.25%, 01/15/29 ................. 28 28,773
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 ................. 32 32,647
7.25%, 11/15/29 ................. 27 25,920
Six Flags Entertainment Corp., 5.50%,
04/15/27
(b)
.................... 51 45,933
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 26 22,604
4.63%, 12/01/31 ................. 79 63,372
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 33,000
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 21 16,905
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 43,963
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 77 69,490
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 21 20,884
5.13%, 10/01/29 ................. 96 82,284
Yum! Brands, Inc.
5.38%, 04/01/32 ................. 35 32,419

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.35%, 11/01/43 ................. USD 14 $ 11,515
3,462,557
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 11 9,678
4.63%, 08/01/29 ................. 13 10,410
4.63%, 04/01/30 ................. 56 44,946
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 49 38,287
4.88%, 02/15/30 ................. 47 36,644
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
56 48,055
DR Horton, Inc., 1.30%, 10/15/26 ....... 55 47,298
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 18,882
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 46 44,160
KB Home, 7.25%, 07/15/30 ........... 27 26,235
Lennar Corp., 4.50%, 04/30/24 ........ 150 147,995
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 27 23,945
4.63%, 03/01/30 ................. 20 16,209
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 15,983
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
89 51,571
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 61 58,567
5.13%, 08/01/30 ................. 11 9,529
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 49 41,168
3.88%, 10/15/31 ................. 7 5,495
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 19 16,962
5.70%, 06/15/28 ................. 14 12,682
724,701
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 2 1,860
4.13%, 10/15/30 ................. 46 37,785
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 6 5,932
5.00%, 10/01/29
(b)
................ 22 19,039
5.50%, 07/15/30
(b)
................ 42 37,067
101,683
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 ................. 390 346,315
2.45%, 01/15/31 ................. 230 182,970
Alexander Funding Trust, 1.84%, 11/15/23
(b)
200 191,590
Calpine Corp., 5.13%, 03/15/28
(b)
....... 98 87,445
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 92 84,911
Colbun SA, 3.15%, 01/19/32
(b)
......... 300 252,244
TransAlta Corp., 7.75%, 11/15/29 ....... 29 29,617
1,175,092
Insurance — 0.7%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 64 52,303
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 264 236,446
6.75%, 10/15/27 ................. 118 106,065
5.88%, 11/01/29 ................. 442 363,501
Allianz SE
(a)(b)(g)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ...................... 400 335,071
Security
Par (000)
Par (000) Value
Insurance (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ...................... USD 400 $ 297,304
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 235,000
American International Group, Inc.
2.50%, 06/30/25 ................. 166 156,272
4.80%, 07/10/45 ................. 58 52,060
4.75%, 04/01/48 ................. 50 44,586
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 80 67,852
Aon Corp.
2.85%, 05/28/27 ................. 80 73,484
3.75%, 05/02/29 ................. 100 92,244
2.80%, 05/15/30 ................. 125 106,603
2.60%, 12/02/31 ................. 315 257,106
Aon Global Ltd., 4.45%, 05/24/43 ....... 140 111,663
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ..................... 5 3,985
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 26 24,905
Hartford Financial Services Group, Inc. (The)
4.40%, 03/15/48 ................. 20 16,495
2.90%, 09/15/51 ................. 15 9,429
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 158 154,680
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30
(b)
........... 64 63,031
Liberty Mutual Group, Inc., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.32%), 4.13%, 12/15/51
(a)(b)
....... 400 325,840
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 ................. 150 146,761
3.50%, 03/10/25 ................. 260 252,365
4.38%, 03/15/29 ................. 75 72,441
2.25%, 11/15/30 ................. 190 155,548
2.38%, 12/15/31 ................. 55 44,415
Met Tower Global Funding
(b)
3.70%, 06/13/25 ................. 150 145,442
1.25%, 09/14/26 ................. 180 156,662
MetLife, Inc.
4.72%, 12/15/44
(k)
................ 35 32,000
5.00%, 07/15/52 ................. 60 57,117
Metropolitan Life Global Funding I, 2.80%,
03/21/25
(b)
.................... 230 220,506
NFP Corp.
(b)
4.88%, 08/15/28 ................. 88 74,914
6.88%, 08/15/28 ................. 281 231,623
7.50%, 10/01/30 ................. 42 39,496
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 160 151,108
Progressive Corp. (The), 3.00%, 03/15/32 .. 65 56,438
Prudential Financial, Inc.
4.35%, 02/25/50 ................. 95 80,439
3.70%, 03/13/51 ................. 25 19,077
Ryan Specialty Group LLC, 4.38%, 02/01/30
(b)
55 47,624
Teachers Insurance & Annuity Association of
America
(b)
6.85%, 12/16/39 ................. 57 62,738
4.27%, 05/15/47 ................. 125 102,208
Travelers Cos., Inc. (The)
4.30%, 08/25/45 ................. 35 29,768
2.55%, 04/27/50 ................. 15 9,267
5,373,882
Interactive Media & Services — 0.1%
Alphabet, Inc.
1.90%, 08/15/40 ................. 280 185,814
2.05%, 08/15/50 ................. 50 29,223

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
Meta Platforms, Inc.
3.50%, 08/15/27 ................. USD 300 $ 279,600
3.85%, 08/15/32 ................. 290 255,182
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
.. 200 141,750
891,569
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
4.60%, 12/01/25 ................. 655 653,388
3.15%, 08/22/27 ................. 405 380,566
3.88%, 08/22/37 ................. 19 16,832
4.05%, 08/22/47 ................. 30 25,723
3.10%, 05/12/51 ................. 144 102,558
3.95%, 04/13/52 ................. 105 86,907
2.70%, 06/03/60 ................. 110 66,257
3.25%, 05/12/61 ................. 245 167,725
4.10%, 04/13/62 ................. 110 90,773
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 58 43,041
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
.................... 63 59,627
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 38 33,875
5.63%, 02/15/29 ................. 27 25,110
3.63%, 10/01/31 ................. 23 17,638
1,770,020
IT Services — 0.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 200 159,500
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
57 45,814
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 35 27,374
Block, Inc., 3.50%, 06/01/31 .......... 245 195,492
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 53 46,956
4.00%, 07/01/29 ................. 26 22,884
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 201 181,931
Cablevision Lightpath LLC, 5.63%, 09/15/28
(b)
200 148,585
Fidelity National Information Services, Inc.
4.50%, 07/15/25 ................. 55 53,931
1.15%, 03/01/26 ................. 213 186,778
Fiserv, Inc.
2.75%, 07/01/24 ................. 265 255,996
3.20%, 07/01/26 ................. 600 561,515
3.50%, 07/01/29 ................. 100 90,092
4.40%, 07/01/49 ................. 40 32,452
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 70 65,263
3.63%, 06/15/29 ................. 34 29,877
Global Payments, Inc.
3.75%, 06/01/23 ................. 35 34,777
2.65%, 02/15/25 ................. 145 136,423
1.20%, 03/01/26 ................. 1,065 928,315
4.80%, 04/01/26 ................. 50 48,649
2.15%, 01/15/27 ................. 60 52,341
3.20%, 08/15/29 ................. 317 269,466
5.40%, 08/15/32 ................. 237 225,707
4.15%, 08/15/49 ................. 115 81,824
5.95%, 08/15/52 ................. 275 248,644
International Business Machines Corp.
3.30%, 05/15/26 ................. 250 237,867
2.20%, 02/09/27 ................. 200 179,702
Mastercard, Inc.
3.35%, 03/26/30 ................. 95 87,103
3.65%, 06/01/49 ................. 5 4,047
3.85%, 03/26/50 ................. 45 37,550
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 102 89,746
Security
Par (000)
Par (000) Value
IT Services (continued)
6.00%, 02/15/28 ................. USD 35 $ 27,100
10.75%, 06/01/28 ................ 22 20,457
PayPal Holdings, Inc.
1.65%, 06/01/25 ................. 390 362,058
2.85%, 10/01/29 ................. 50 43,552
2.30%, 06/01/30 ................. 100 82,150
4.40%, 06/01/32 ................. 125 117,652
Shift4 Payments, Inc., 0.00%, 12/15/25
(e)(f)
.. 28 27,737
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 7 7,012
Twilio, Inc., 3.88%, 03/15/31 .......... 106 84,096
5,538,415
Leisure Products — 0.0%
Mattel, Inc.
3.75%, 04/01/29
(b)
................ 11 9,662
6.20%, 10/01/40 ................. 101 87,179
5.45%, 11/01/41 ................. 42 34,188
131,029
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.,
3.75%, 03/15/29
(b)
............... 12 10,613
Syneos Health, Inc., 3.63%, 01/15/29
(b)
... 32 25,483
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 ................. 280 280,909
2.00%, 10/15/31 ................. 425 344,194
4.95%, 11/21/32 ................. 140 141,974
803,173
Machinery — 0.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 20,871
ATS Corp., 4.13%, 12/15/28
(b)
......... 34 29,334
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 134 134,709
9.50%, 01/01/31 ................. 22 22,563
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
............... 180 158,597
EnPro Industries, Inc., 5.75%, 10/15/26 ... 78 75,660
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 36,134
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 218 192,930
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
39 34,271
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 44 23,320
Otis Worldwide Corp.
2.57%, 02/15/30 ................. 43 36,128
3.11%, 02/15/40 ................. 16 11,669
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 21,052
Terex Corp., 5.00%, 05/15/29
(b)
........ 81 72,799
Titan International, Inc., 7.00%, 04/30/28 .. 22 20,771
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
200 177,508
Wabash National Corp., 4.50%, 10/15/28
(b)
. 60 51,095
1,119,411
Marine — 0.0%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 91 68,960
Media — 1.3%
Altice Financing SA, 5.75%, 08/15/29
(b)
.... 343 269,791
AMC Networks, Inc.
4.75%, 08/01/25 ................. 38 28,880
4.25%, 02/15/29 ................. 41 25,547
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 34,028
Cable One, Inc.
0.00%, 03/15/26
(e)(f)
............... 21 16,496
1.13%, 03/15/28
(e)
................ 81 60,183
4.00%, 11/15/30
(b)
................ 66 51,791
Charter Communications Operating LLC
4.91%, 07/23/25 ................. 926 907,573

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
5.05%, 03/30/29 ................. USD 300 $ 282,251
4.40%, 04/01/33 ................. 81 69,308
6.38%, 10/23/35 ................. 99 96,504
6.48%, 10/23/45 ................. 661 596,073
5.75%, 04/01/48 ................. 75 61,402
5.13%, 07/01/49 ................. 365 275,999
4.80%, 03/01/50 ................. 160 116,152
3.70%, 04/01/51 ................. 200 121,614
3.90%, 06/01/52 ................. 50 31,391
5.25%, 04/01/53 ................. 71 54,801
6.83%, 10/23/55 ................. 12 11,070
5.50%, 04/01/63 ................. 286 218,078
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 304 263,416
7.75%, 04/15/28 ................. 423 308,794
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 83 62,474
Comcast Corp.
2.35%, 01/15/27 ................. 1,510 1,371,982
3.15%, 02/15/28 ................. 10 9,232
4.15%, 10/15/28 ................. 75 71,921
2.65%, 02/01/30 ................. 25 21,628
5.50%, 11/15/32 ................. 125 130,336
3.75%, 04/01/40 ................. 615 507,206
4.00%, 03/01/48 ................. 92 73,767
2.80%, 01/15/51 ................. 170 107,288
2.89%, 11/01/51 ................. 788 506,089
4.05%, 11/01/52 ................. 150 118,714
2.94%, 11/01/56 ................. 249 153,988
CSC Holdings LLC
5.25%, 06/01/24 ................. 97 90,309
4.50%, 11/15/31
(b)
................ 246 170,678
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 55 49,206
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 201 169,309
5.75%, 12/01/28
(b)
................ 188 150,048
5.13%, 06/01/29 ................. 81 52,254
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 5 5,150
GCI LLC, 4.75%, 10/15/28
(b)
.......... 51 42,844
Interpublic Group of Cos., Inc. (The)
3.38%, 03/01/41 ................. 75 52,624
5.40%, 10/01/48 ................. 15 13,707
Liberty Broadband Corp.
(b)(e)
1.25%, 09/30/50 ................. 91 87,815
2.75%, 09/30/50 ................. 122 118,822
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 35,310
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 122,552
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 54 48,613
4.25%, 01/15/29 ................. 51 42,316
4.63%, 03/15/30 ................. 29 23,993
Paramount Global, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(a)
.......... 208 170,042
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 121 88,899
6.50%, 09/15/28 ................. 345 144,560
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 114 85,464
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 142 126,087
4.00%, 07/15/28 ................. 26 22,628
5.50%, 07/01/29 ................. 37 33,773
4.13%, 07/01/30 ................. 34 28,057
3.88%, 09/01/31 ................. 18 14,043
Security
Par (000)
Par (000) Value
Media (continued)
Sky Ltd., 3.75%, 09/16/24
(b)
........... USD 200 $ 195,224
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 38 31,334
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 180,000
Time Warner Cable LLC
5.88%, 11/15/40 ................. 70 60,986
4.50%, 09/15/42 ................. 37 27,088
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 33 31,429
7.38%, 06/30/30 ................. 33 31,538
9,582,469
Metals & Mining — 0.3%
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 61 59,969
6.13%, 02/15/28 ................. 40 37,530
ATI, Inc.
4.88%, 10/01/29 ................. 38 33,582
5.13%, 10/01/31 ................. 78 68,687
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 30 29,064
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 234 222,938
Carpenter Technology Corp., 7.63%, 03/15/30 64 64,153
Commercial Metals Co., 4.38%, 03/15/32 .. 30 26,098
Constellium SE
(b)
5.88%, 02/15/26 ................. 250 240,818
3.75%, 04/15/29 ................. 250 203,109
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 45 36,253
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 64 55,848
4.50%, 06/01/31 ................. 81 65,104
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 129 113,204
Newmont Corp.
2.80%, 10/01/29 ................. 111 94,365
2.25%, 10/01/30 ................. 50 40,187
4.88%, 03/15/42 ................. 25 22,708
Novelis Corp.
(b)
4.75%, 01/30/30 ................. 228 202,137
3.88%, 08/15/31 ................. 237 193,485
Nucor Corp.
3.95%, 05/23/25 ................. 240 234,809
2.00%, 06/01/25 ................. 125 116,330
4.30%, 05/23/27 ................. 140 136,573
Steel Dynamics, Inc.
2.40%, 06/15/25 ................. 20 18,753
1.65%, 10/15/27 ................. 210 175,949
3.25%, 10/15/50 ................. 100 64,833
2,556,486
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 80 79,304
4.38%, 01/15/27 ................. 30 26,252
105,556
Multiline Retail — 0.0%
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 83 77,793
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 4.60%,
05/01/53
(b)
.................... 100 86,831
CMS Energy Corp.
3.00%, 05/15/26 ................. 125 116,304
3.45%, 08/15/27 ................. 100 92,712
Consumers Energy Co.
3.60%, 08/15/32 ................. 155 141,200
3.10%, 08/15/50 ................. 80 55,529
2.50%, 05/01/60 ................. 115 64,367

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc.
3.07%, 08/15/24
(k)
................ USD 35 $ 33,725
3.90%, 10/01/25 ................. 120 116,864
Series A, 1.45%, 04/15/26 .......... 150 133,539
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(g)
.................... 365 306,576
Series C, 3.38%, 04/01/30 .......... 100 88,122
NiSource, Inc.
3.60%, 05/01/30 ................. 30 26,713
4.80%, 02/15/44 ................. 107 94,022
5.65%, 02/01/45 ................. 50 48,785
Puget Sound Energy, Inc., 4.22%, 06/15/48 . 25 20,252
San Diego Gas & Electric Co., 2.95%, 08/15/51 75 50,653
Sempra Energy
3.30%, 04/01/25 ................. 75 71,921
3.25%, 06/15/27 ................. 50 46,249
3.40%, 02/01/28 ................. 165 153,136
3.70%, 04/01/29 ................. 90 82,033
3.80%, 02/01/38 ................. 150 123,007
1,952,540
Oil, Gas & Consumable Fuels — 3.0%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 100 99,195
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 69 65,230
5.75%, 01/15/28 ................. 19 17,624
Apache Corp.
4.25%, 01/15/30 ................. 62 54,864
5.35%, 07/01/49 ................. 21 16,966
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 185 227,550
5.88%, 06/30/29 ................. 67 59,739
BP Capital Markets America, Inc.
3.54%, 04/06/27 ................. 175 166,312
3.59%, 04/14/27 ................. 35 33,338
3.94%, 09/21/28 ................. 50 47,745
1.75%, 08/10/30 ................. 110 87,691
3.06%, 06/17/41 ................. 430 318,299
3.38%, 02/08/61 ................. 25 16,991
BP Capital Markets plc, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 4.40%), 4.88%
(a)(g)
.............. 300 262,500
Buckeye Partners LP
5.85%, 11/15/43 ................. 34 25,332
5.60%, 10/15/44 ................. 18 13,144
Callon Petroleum Co.
6.38%, 07/01/26 ................. 48 44,738
8.00%, 08/01/28
(b)
................ 23 21,926
7.50%, 06/15/30
(b)
................ 181 165,615
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 190 152,972
Cenovus Energy, Inc., 3.75%, 02/15/52 ... 115 80,753
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 640 643,888
5.13%, 06/30/27 ................. 150 148,189
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 2 1,798
4.00%, 03/01/31 ................. 123 104,717
3.25%, 01/31/32 ................. 284 225,697
Chesapeake Energy Corp., 6.75%, 04/15/29
(b)
43 41,865
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 24 23,409
6.38%, 06/15/26 ................. 86 82,893
Civitas Resources, Inc., 5.00%, 10/15/26
(b)
. 34 31,085
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
37 30,365
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CNX Resources Corp.
2.25%, 05/01/26
(e)
................ USD 29 $ 42,514
7.38%, 01/15/31
(b)
................ 34 32,589
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 117 113,495
5.88%, 07/01/29 ................. 63 54,108
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 57 51,443
5.88%, 01/15/30 ................. 135 116,059
ConocoPhillips Co., 3.80%, 03/15/52 ..... 125 98,268
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 400 349,404
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... 100 94,234
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 26 24,180
6.00%, 02/01/29 ................. 18 16,515
CrownRock LP
(b)
5.63%, 10/15/25 ................. 146 140,890
5.00%, 05/01/29 ................. 17 15,275
DCP Midstream Operating LP
5.63%, 07/15/27 ................. 18 17,855
3.25%, 02/15/32 ................. 166 137,304
6.45%, 11/03/36
(b)
................ 39 38,217
6.75%, 09/15/37
(b)
................ 45 45,359
Devon Energy Corp.
5.25%, 10/15/27 ................. 300 296,859
4.50%, 01/15/30 ................. 200 186,199
4.75%, 05/15/42 ................. 93 78,723
Diamondback Energy, Inc.
3.50%, 12/01/29 ................. 200 175,465
3.13%, 03/24/31 ................. 50 41,403
6.25%, 03/15/33 ................. 420 426,286
4.25%, 03/15/52 ................. 194 141,944
6.25%, 03/15/53 ................. 80 77,308
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 57 48,969
4.38%, 06/15/31 ................. 47 39,429
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(b)
.................... 68 65,052
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44 ................ 50 41,051
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 49 41,082
Enbridge Energy Partners LP, 7.38%, 10/15/45 50 55,849
Enbridge, Inc.
4.00%, 10/01/23 ................. 250 247,986
0.55%, 10/04/23 ................. 105 101,513
2.50%, 01/15/25 ................. 305 288,546
2.50%, 02/14/25 ................. 65 61,320
3.70%, 07/15/27 ................. 50 46,804
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 711,635
Energy Transfer LP
3.60%, 02/01/23 ................. 30 29,942
5.88%, 01/15/24 ................. 585 586,471
4.90%, 02/01/24 ................. 330 328,116
4.25%, 04/01/24 ................. 600 589,200
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(g)
.................... 192 165,120
4.00%, 10/01/27 ................. 90 83,995
5.55%, 02/15/28 ................. 205 203,346
5.25%, 04/15/29 ................. 50 48,348
3.75%, 05/15/30 ................. 50 44,084
5.75%, 02/15/33 ................. 60 58,702

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 02/01/42 ................. USD 10 $ 9,884
5.95%, 10/01/43 ................. 10 9,188
5.35%, 05/15/45 ................. 50 42,402
6.13%, 12/15/45 ................. 50 46,262
5.30%, 04/15/47 ................. 224 186,365
5.40%, 10/01/47 ................. 200 169,411
6.25%, 04/15/49 ................. 545 506,782
5.00%, 05/15/50 ................. 160 127,829
EnLink Midstream LLC
(b)
5.63%, 01/15/28 ................. 117 111,442
6.50%, 09/01/30 ................. 31 30,681
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 16 15,121
4.85%, 07/15/26 ................. 26 24,441
5.60%, 04/01/44 ................. 20 16,495
5.05%, 04/01/45 ................. 4 3,031
5.45%, 06/01/47 ................. 27 21,688
Enterprise Products Operating LLC
3.90%, 02/15/24 ................. 270 265,852
6.13%, 10/15/39 ................. 175 179,169
6.45%, 09/01/40 ................. 106 110,547
5.95%, 02/01/41 ................. 65 65,119
4.45%, 02/15/43 ................. 50 42,103
4.90%, 05/15/46 ................. 40 34,782
4.25%, 02/15/48 ................. 145 116,350
4.80%, 02/01/49 ................. 25 21,303
4.20%, 01/31/50 ................. 60 47,176
3.70%, 01/31/51 ................. 75 54,067
3.30%, 02/15/53 ................. 70 46,563
EOG Resources, Inc., 4.95%, 04/15/50 ... 20 19,029
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 22 21,230
4.13%, 12/01/26 ................. 40 35,578
6.50%, 07/01/27
(b)
................ 29 27,717
4.50%, 01/15/29
(b)
................ 17 14,279
7.50%, 06/01/30
(b)
................ 35 33,723
4.75%, 01/15/31
(b)
................ 11 8,992
EQT Corp.
1.75%, 05/01/26
(e)
................ 14 32,508
5.70%, 04/01/28 ................. 75 74,597
Exxon Mobil Corp.
2.99%, 03/19/25 ................. 55 52,976
3.04%, 03/01/26 ................. 10 9,538
Genesis Energy LP
6.50%, 10/01/25 ................. 23 21,981
7.75%, 02/01/28 ................. 29 26,694
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 17 16,087
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 20 19,089
Hess Corp.
4.30%, 04/01/27 ................. 645 616,010
5.60%, 02/15/41 ................. 202 190,944
5.80%, 04/01/47 ................. 187 178,522
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 28 23,938
HF Sinclair Corp., 2.63%, 10/01/23 ...... 155 151,775
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 71 64,255
5.75%, 02/01/29 ................. 57 50,734
6.00%, 04/15/30 ................. 6 5,336
6.00%, 02/01/31 ................. 6 5,175
6.25%, 04/15/32 ................. 3 2,589
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 91 76,635
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 ................. 460 452,142
6.95%, 01/15/38 ................. 145 153,412
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 03/01/41 ................. USD 97 $ 95,947
5.50%, 03/01/44 ................. 70 63,298
Kinder Morgan, Inc.
3.15%, 01/15/23 ................. 315 314,727
4.30%, 06/01/25 ................. 215 210,847
4.80%, 02/01/33 ................. 31 28,741
5.55%, 06/01/45 ................. 204 186,010
5.20%, 03/01/48 ................. 62 53,496
5.45%, 08/01/52 ................. 105 94,246
Kinetik Holdings LP, 5.88%, 06/15/30
(b)
.... 55 51,578
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 13 12,480
Marathon Oil Corp.
4.40%, 07/15/27 ................. 291 277,897
6.60%, 10/01/37 ................. 5 4,969
5.20%, 06/01/45 ................. 10 8,558
Marathon Petroleum Corp.
4.70%, 05/01/25 ................. 35 34,465
4.75%, 09/15/44 ................. 54 45,090
MPLX LP
1.75%, 03/01/26 ................. 640 570,477
4.13%, 03/01/27 ................. 190 179,457
4.00%, 03/15/28 ................. 70 65,108
4.70%, 04/15/48 ................. 20 15,783
5.50%, 02/15/49 ................. 216 189,840
4.95%, 03/14/52 ................. 350 285,895
Murphy Oil Corp., 6.13%, 12/01/42
(k)
..... 5 3,900
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 141 133,358
6.50%, 09/30/26 ................. 210 195,027
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
90 80,135
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 96 99,890
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
. 173 166,114
NuStar Logistics LP
5.75%, 10/01/25 ................. 82 78,829
6.38%, 10/01/30 ................. 6 5,548
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 9 9,171
8.88%, 07/15/30 ................. 35 39,515
6.63%, 09/01/30 ................. 50 51,669
7.50%, 05/01/31 ................. 58 61,971
6.45%, 09/15/36 ................. 26 26,520
6.20%, 03/15/40 ................. 150 146,790
6.60%, 03/15/46 ................. 24 24,696
ONEOK, Inc., 4.95%, 07/13/47 ......... 63 50,742
Ovintiv, Inc., 6.63%, 08/15/37 ......... 86 86,494
PDC Energy, Inc., 6.13%, 09/15/24 ...... 17 16,903
Permian Resources Operating LLC
6.88%, 04/01/27
(b)
................ 10 9,422
3.25%, 04/01/28
(e)
................ 32 54,032
Phillips 66
0.90%, 02/15/24 ................. 195 186,365
3.30%, 03/15/52 ................. 170 117,306
Pioneer Natural Resources Co.
0.55%, 05/15/23 ................. 170 167,200
0.25%, 05/15/25
(e)
................ 16 37,312
1.13%, 01/15/26 ................. 315 280,762
1.90%, 08/15/30 ................. 65 50,903
2.15%, 01/15/31 ................. 190 150,176
Plains All American Pipeline LP
3.55%, 12/15/29 ................. 20 17,342
6.65%, 01/15/37 ................. 57 56,079
5.15%, 06/01/42 ................. 99 80,241
4.30%, 01/31/43 ................. 120 87,000
Range Resources Corp., 4.75%, 02/15/30
(b)
. 4 3,524

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. USD 96 $ 87,835
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 18 16,152
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 255 255,062
5.63%, 03/01/25 ................. 260 260,367
4.20%, 03/15/28 ................. 95 89,297
5.90%, 09/15/37
(b)
................ 25 25,017
SM Energy Co.
5.63%, 06/01/25 ................. 2 1,920
6.63%, 01/15/27 ................. 27 26,007
6.50%, 07/15/28 ................. 12 11,505
Southwestern Energy Co.
5.70%, 01/23/25
(k)
................ 4 3,930
5.38%, 02/01/29 ................. 55 50,988
Spectra Energy Partners LP
3.50%, 03/15/25 ................. 400 384,472
3.38%, 10/15/26 ................. 145 134,925
5.95%, 09/25/43 ................. 50 48,571
Sunoco LP, 5.88%, 03/15/28 .......... 22 20,835
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 19 17,739
5.50%, 01/15/28 ................. 8 7,095
6.00%, 12/31/30 ................. 13 11,241
6.00%, 09/01/31 ................. 32 27,513
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
178 165,558
Targa Resources Corp., 6.25%, 07/01/52 .. 76 71,725
Targa Resources Partners LP, 4.00%, 01/15/32 43 36,180
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 9,613
TotalEnergies Capital International SA, 3.13%,
05/29/50 ..................... 28 19,774
TransCanada PipeLines Ltd.
4.63%, 03/01/34 ................. 15 13,669
7.63%, 01/15/39 ................. 20 22,866
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 131,355
Valero Energy Corp., 4.00%, 06/01/52 .... 5 3,756
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 195 170,625
4.13%, 08/15/31 ................. 92 78,384
3.88%, 11/01/33 ................. 310 253,239
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 49 44,717
Western Midstream Operating LP
4.75%, 08/15/28 ................. 8 7,306
5.45%, 04/01/44 ................. 145 120,454
5.30%, 03/01/48 ................. 14 11,511
5.50%, 08/15/48 ................. 29 24,069
5.50%, 02/01/50
(k)
................ 28 23,067
Williams Cos., Inc. (The)
4.30%, 03/04/24 ................. 125 123,488
4.55%, 06/24/24 ................. 150 148,359
3.90%, 01/15/25 ................. 100 97,383
3.75%, 06/15/27 ................. 195 183,544
23,305,382
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ................. 25 24,770
1.75%, 09/30/25 ................. 310 283,150
0.95%, 05/15/26 ................. 225 197,061
Suzano Austria GmbH, 2.50%, 09/15/28 ... 115 96,456
601,437
Security
Par (000)
Par (000) Value
Personal Products — 0.0%
Coty, Inc., 4.75%, 01/15/29
(b)
.......... USD 7 $ 6,335
GSK Consumer Healthcare Capital UK plc,
3.13%, 03/24/25 ................ 250 237,749
244,084
Pharmaceuticals — 0.7%
Astrazeneca Finance LLC, 2.25%, 05/28/31 . 45 37,431
AstraZeneca plc, 6.45%, 09/15/37 ....... 10 11,273
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................. 400 387,570
4.38%, 12/15/28 ................. 360 337,938
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 400 386,524
Bristol-Myers Squibb Co.
2.90%, 07/26/24 ................. 506 491,192
3.40%, 07/26/29 ................. 10 9,254
2.95%, 03/15/32 ................. 12 10,440
3.70%, 03/15/52 ................. 160 124,457
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 15 13,958
3.13%, 02/15/29 ................. 28 22,294
3.50%, 04/01/30 ................. 37 29,215
Elanco Animal Health, Inc., 6.40%, 08/28/28
(k)
42 39,963
Johnson & Johnson, 3.55%, 03/01/36 .... 25 22,151
Merck & Co., Inc.
3.40%, 03/07/29 ................. 50 46,580
2.15%, 12/10/31 ................. 95 77,576
6.50%, 12/01/33
(k)
................ 195 219,288
2.75%, 12/10/51 ................. 235 157,013
Organon & Co., 4.13%, 04/30/28
(b)
...... 204 180,622
Pfizer, Inc., 3.45%, 03/15/29 .......... 160 150,882
Pharmacia LLC, 6.60%, 12/01/28
(k)
...... 200 219,550
Roche Holdings, Inc.
(b)
2.31%, 03/10/27 ................. 200 182,198
2.61%, 12/13/51 ................. 270 174,848
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 ................. 535 525,765
3.20%, 09/23/26 ................. 400 375,145
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 ................. 225 223,193
3.18%, 07/09/50 ................. 500 337,220
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 ................. 405 397,102
3.15%, 10/01/26 ................. 40 34,705
Wyeth LLC, 5.95%, 04/01/37 .......... 70 75,277
5,300,624
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 29 24,816
CoreLogic, Inc., 4.50%, 05/01/28 ....... 76 58,307
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 102 87,288
Science Applications International Corp.,
4.88%, 04/01/28 ................ 28 25,900
196,311
Real Estate Management & Development — 0.0%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 46 43,901
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 2 1,801
4.13%, 02/01/29 ................. 55 46,063
Realogy Group LLC
5.75%, 01/15/29 ................. 132 99,843
5.25%, 04/15/30 ................. 21 15,320
206,928

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Road & Rail — 0.8%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
USD 12 $ 10,265
Burlington Northern Santa Fe LLC
5.75%, 05/01/40 ................. 5 5,231
5.40%, 06/01/41 ................. 100 100,770
5.15%, 09/01/43 ................. 125 121,966
4.90%, 04/01/44 ................. 90 84,953
3.55%, 02/15/50 ................. 75 57,424
3.30%, 09/15/51 ................. 75 54,586
2.88%, 06/15/52 ................. 90 60,001
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 180 167,242
Canadian Pacific Railway Co.
1.75%, 12/02/26 ................. 45 40,101
2.05%, 03/05/30 ................. 30 24,585
3.00%, 12/02/41 ................. 110 82,929
3.10%, 12/02/51 ................. 170 114,290
CSX Corp.
3.25%, 06/01/27 ................. 60 56,055
4.10%, 11/15/32 ................. 45 42,187
4.30%, 03/01/48 ................. 80 67,907
2.50%, 05/15/51 ................. 75 45,548
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 25 20,938
5.00%, 12/01/29 ................. 40 30,344
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 59 51,625
Norfolk Southern Corp.
2.90%, 06/15/26 ................. 175 163,696
3.80%, 08/01/28 ................. 160 152,093
4.15%, 02/28/48 ................. 30 24,632
3.70%, 03/15/53 ................. 175 131,389
3.16%, 05/15/55 ................. 80 52,943
Penske Truck Leasing Co. LP
(b)
3.90%, 02/01/24 ................. 280 274,088
4.00%, 07/15/25 ................. 745 712,786
1.20%, 11/15/25 ................. 150 131,983
4.20%, 04/01/27 ................. 100 93,826
5.88%, 11/15/27 ................. 305 307,140
Ryder System, Inc.
3.88%, 12/01/23 ................. 250 246,887
3.65%, 03/18/24 ................. 270 264,464
2.85%, 03/01/27 ................. 135 121,865
SMBC Aviation Capital Finance DAC, 1.90%,
10/15/26
(b)
.................... 200 170,239
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 91 90,934
0.00%, 12/15/25
(e)(f)
............... 48 40,428
8.00%, 11/01/26
(b)
................ 64 64,220
7.50%, 09/15/27
(b)
................ 19 19,013
6.25%, 01/15/28
(b)
................ 14 13,440
4.50%, 08/15/29
(b)
................ 199 173,380
Union Pacific Corp.
3.65%, 02/15/24 ................. 440 433,205
3.00%, 04/15/27 ................. 450 418,939
3.55%, 08/15/39 ................. 40 33,025
4.30%, 03/01/49 ................. 10 8,526
3.80%, 10/01/51 ................. 80 63,640
3.50%, 02/14/53 ................. 35 26,280
3.95%, 08/15/59 ................. 25 19,484
3.84%, 03/20/60
(b)
................ 100 77,248
3.84%, 03/20/60 ................. 118 91,153
3.80%, 04/06/71 ................. 100 73,649
Williams Scotsman International, Inc., 6.13%,
06/15/25
(b)
.................... 47 46,530
XPO Escrow Sub LLC, 7.50%, 11/15/27
(b)
.. 37 37,441
5,817,513
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc., 2.80%, 10/01/41 .... USD 120 $ 87,825
Applied Materials, Inc., 3.30%, 04/01/27 ... 280 265,871
Broadcom Corp., 3.88%, 01/15/27 ...... 775 733,065
Broadcom, Inc.
3.15%, 11/15/25 ................. 280 265,225
4.15%, 11/15/30 ................. 104 93,200
2.45%, 02/15/31
(b)
................ 395 311,110
4.15%, 04/15/32
(b)
................ 175 153,625
4.30%, 11/15/32 ................. 29 25,559
2.60%, 02/15/33
(b)
................ 153 114,841
3.42%, 04/15/33
(b)
................ 109 87,386
3.47%, 04/15/34
(b)
................ 160 127,637
3.14%, 11/15/35
(b)
................ 190 139,701
3.19%, 11/15/36
(b)
................ 29 20,830
4.93%, 05/15/37
(b)
................ 790 689,169
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 323 294,556
Entegris, Inc.
(b)
4.38%, 04/15/28 ................. 10 8,842
3.63%, 05/01/29 ................. 59 48,041
Intel Corp.
3.75%, 08/05/27 ................. 200 192,136
2.45%, 11/15/29 ................. 39 33,497
2.80%, 08/12/41 ................. 35 24,439
KLA Corp.
4.65%, 11/01/24 ................. 42 41,873
4.10%, 03/15/29 ................. 185 178,497
4.65%, 07/15/32 ................. 15 14,692
3.30%, 03/01/50 ................. 288 208,553
Lam Research Corp.
3.80%, 03/15/25 ................. 200 195,719
3.75%, 03/15/26 ................. 260 252,075
1.90%, 06/15/30 ................. 15 12,222
4.88%, 03/15/49 ................. 27 25,562
2.88%, 06/15/50 ................. 62 41,429
Marvell Technology, Inc., 2.95%, 04/15/31 .. 53 42,630
Microchip Technology, Inc.
(e)
1.63%, 02/15/25 ................. 7 21,807
1.63%, 02/15/27 ................. 15 29,775
NVIDIA Corp., 3.50%, 04/01/40 ........ 202 163,581
NXP BV
4.88%, 03/01/24 ................. 435 431,139
2.70%, 05/01/25 ................. 200 187,850
5.35%, 03/01/26 ................. 150 149,531
3.88%, 06/18/26 ................. 250 238,359
3.15%, 05/01/27 ................. 100 90,863
5.55%, 12/01/28 ................. 120 120,488
4.30%, 06/18/29 ................. 76 70,419
2.50%, 05/11/31 ................. 345 271,644
2.65%, 02/15/32 ................. 170 132,260
3.25%, 05/11/41 ................. 90 62,286
Qorvo, Inc., 4.38%, 10/15/29 .......... 92 81,350
QUALCOMM, Inc.
4.80%, 05/20/45 ................. 50 46,857
4.30%, 05/20/47 ................. 129 110,923
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 112 94,365
Texas Instruments, Inc.
4.60%, 02/15/28 ................. 65 64,911
2.70%, 09/15/51 ................. 80 54,978
7,153,193
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 93 90,094
Autodesk, Inc.
3.50%, 06/15/27 ................. 350 327,869
2.40%, 12/15/31 ................. 190 151,776
Boxer Parent Co., Inc., 9.13%, 03/01/26
(b)
.. 191 180,192

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Camelot Finance SA, 4.50%, 11/01/26
(b)
... USD 77 $ 72,168
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 98 95,856
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 204 176,745
4.88%, 07/01/29 ................. 106 90,137
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 418 352,074
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
134 107,740
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 27 25,252
6.50%, 10/15/28 ................. 24 22,074
Elastic NV, 4.13%, 07/15/29
(b)
......... 64 51,693
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 56 50,820
Gen Digital, Inc., 7.13%, 09/30/30
(b)
...... 60 58,950
Microsoft Corp.
3.45%, 08/08/36 ................. 104 92,007
4.25%, 02/06/47 ................. 50 46,878
2.53%, 06/01/50 ................. 201 132,268
2.92%, 03/17/52 ................. 561 396,908
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 91 65,070
NCR Corp.
(b)
5.00%, 10/01/28 ................. 35 29,839
5.13%, 04/15/29 ................. 22 18,399
Open Text Corp., 6.90%, 12/01/27
(b)
..... 139 139,000
Oracle Corp.
5.80%, 11/10/25 ................. 110 112,462
1.65%, 03/25/26 ................. 920 823,604
2.65%, 07/15/26 ................. 65 59,743
3.25%, 11/15/27 ................. 525 482,194
6.15%, 11/09/29 ................. 35 36,329
2.95%, 04/01/30 ................. 135 115,101
2.88%, 03/25/31 ................. 180 149,243
6.25%, 11/09/32 ................. 102 106,755
3.90%, 05/15/35 ................. 140 117,077
3.85%, 07/15/36 ................. 5 4,089
3.60%, 04/01/40 ................. 165 121,046
5.38%, 07/15/40 ................. 150 137,647
3.65%, 03/25/41 ................. 136 100,394
4.13%, 05/15/45 ................. 100 75,417
4.00%, 07/15/46 ................. 164 119,513
4.00%, 11/15/47 ................. 285 208,305
3.60%, 04/01/50 ................. 485 326,534
3.95%, 03/25/51 ................. 471 335,559
6.90%, 11/09/52 ................. 205 219,314
4.38%, 05/15/55 ................. 140 105,805
Roper Technologies, Inc.
3.65%, 09/15/23 ................. 215 212,706
1.00%, 09/15/25 ................. 25 22,399
3.80%, 12/15/26 ................. 50 47,893
Salesforce, Inc.
2.70%, 07/15/41 ................. 95 67,804
3.05%, 07/15/61 ................. 130 82,547
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
144 134,841
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 66 45,455
VMware, Inc.
1.40%, 08/15/26 ................. 460 401,013
2.20%, 08/15/31 ................. 740 561,559
Workday, Inc.
3.50%, 04/01/27 ................. 260 242,988
3.80%, 04/01/32 ................. 240 211,857
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
130 109,250
8,670,252
Security
Par (000)
Par (000) Value
Specialty Retail — 0.4%
Arko Corp., 5.13%, 11/15/29
(b)
......... USD 45 $ 35,334
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 23 20,249
4.75%, 03/01/30 ................. 31 25,927
5.00%, 02/15/32
(b)
................ 26 21,390
eG Global Finance plc, 6.75%, 02/07/25
(b)
.. 200 174,606
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 23,700
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 67 54,703
Home Depot, Inc. (The)
0.90%, 03/15/28 ................. 150 124,380
2.70%, 04/15/30 ................. 100 87,195
4.25%, 04/01/46 ................. 40 34,633
3.90%, 06/15/47 ................. 75 61,653
4.50%, 12/06/48 ................. 120 108,814
2.75%, 09/15/51 ................. 70 45,737
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 32,625
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 15 9,545
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 76 60,860
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... 50 41,106
Lowe's Cos., Inc.
3.35%, 04/01/27 ................. 560 525,708
3.10%, 05/03/27 ................. 290 269,988
5.00%, 04/15/33 ................. 200 195,242
3.70%, 04/15/46 ................. 237 175,485
4.55%, 04/05/49 ................. 70 58,227
5.13%, 04/15/50 ................. 25 22,724
3.00%, 10/15/50 ................. 235 149,493
4.25%, 04/01/52 ................. 160 126,848
5.63%, 04/15/53 ................. 190 181,886
4.45%, 04/01/62 ................. 110 85,514
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 31,111
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 14 12,993
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 27 21,739
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 127 112,582
6.13%, 07/01/29 ................. 174 140,682
6.00%, 12/01/29 ................. 7 5,571
Staples, Inc., 7.50%, 04/15/26
(b)
........ 63 54,223
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 248 214,522
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 85 73,482
3,420,477
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
1.20%, 02/08/28 ................. 130 110,142
2.20%, 09/11/29 ................. 60 51,873
4.50%, 02/23/36 ................. 25 24,801
4.38%, 05/13/45 ................. 20 18,483
4.65%, 02/23/46 ................. 200 189,345
3.85%, 08/04/46 ................. 230 195,285
3.75%, 09/12/47 ................. 130 107,971
2.65%, 05/11/50 ................. 120 79,393
2.65%, 02/08/51 ................. 135 89,029
2.70%, 08/05/51 ................. 385 253,808
3.95%, 08/08/52 ................. 200 169,939
Dell International LLC
4.00%, 07/15/24 ................. 137 134,640
6.02%, 06/15/26 ................. 167 170,366
HP, Inc.
2.20%, 06/17/25 ................. 175 163,496
1.45%, 06/17/26 ................. 555 486,181

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
3.00%, 06/17/27 ................. USD 125 $ 114,093
2,358,845
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 6 5,083
4.13%, 08/15/31 ................. 55 44,822
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 37 30,196
80,101
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 60 58,882
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 64 44,255
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. 36 30,241
4.75%, 06/15/29 ................. 26 20,991
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 47,948
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 18 16,110
5.13%, 12/15/30 ................. 31 23,943
5.75%, 11/15/31 ................. 42 32,655
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 110 94,288
369,313
Tobacco — 0.4%
Altria Group, Inc.
2.35%, 05/06/25 ................. 580 546,309
4.80%, 02/14/29 ................. 130 124,739
2.45%, 02/04/32 ................. 75 56,580
5.95%, 02/14/49 ................. 270 240,092
3.70%, 02/04/51 ................. 35 21,921
BAT Capital Corp.
2.79%, 09/06/24 ................. 240 229,653
3.22%, 09/06/26 ................. 825 761,085
3.56%, 08/15/27 ................. 257 234,785
2.26%, 03/25/28 ................. 175 145,236
2.73%, 03/25/31 ................. 100 78,022
4.39%, 08/15/37 ................. 225 174,938
3.73%, 09/25/40 ................. 195 132,409
4.76%, 09/06/49 ................. 45 32,592
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 105 105,767
5.63%, 11/17/29 ................. 135 136,955
5.75%, 11/17/32 ................. 55 56,068
Reynolds American, Inc., 7.00%, 08/04/41 .. 98 96,857
3,174,008
Trading Companies & Distributors — 0.5%
Air Lease Corp.
4.25%, 02/01/24 ................. 350 343,970
2.30%, 02/01/25 ................. 150 139,654
3.38%, 07/01/25 ................. 540 510,743
2.88%, 01/15/26 ................. 815 754,083
1.88%, 08/15/26 ................. 885 768,656
Aviation Capital Group LLC
(b)
3.88%, 05/01/23 ................. 160 158,698
1.95%, 09/20/26 ................. 495 419,345
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
44 36,564
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 18 16,924
9.75%, 08/01/27 ................. 14 14,035
5.50%, 05/01/28 ................. 30 25,593
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 36 26,953
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 16 13,629
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... USD 52 $ 48,503
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 88 76,350
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 295 293,156
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 61 61,763
7.25%, 06/15/28 ................. 104 105,350
3,813,969
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 4.38%, 04/22/49 200 170,822
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 390 361,436
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
........ 87 25,747
Rogers Communications, Inc.
3.20%, 03/15/27
(b)
................ 160 148,043
3.80%, 03/15/32
(b)
................ 10 8,629
4.30%, 02/15/48 ................. 26 19,596
4.35%, 05/01/49 ................. 58 44,344
3.70%, 11/15/49 ................. 61 41,312
4.55%, 03/15/52
(b)
................ 423 327,946
Sprint Corp., 7.63%, 03/01/26 ......... 53 55,772
T-Mobile USA, Inc.
1.50%, 02/15/26 ................. 966 864,985
2.25%, 02/15/26 ................. 235 213,766
2.05%, 02/15/28 ................. 230 197,531
3.88%, 04/15/30 ................. 10 9,058
3.50%, 04/15/31 ................. 211 182,262
2.70%, 03/15/32 ................. 169 136,543
4.38%, 04/15/40 ................. 215 183,481
3.00%, 02/15/41 ................. 165 116,428
4.50%, 04/15/50 ................. 45 36,996
3.30%, 02/15/51 ................. 155 103,438
Vmed O2 UK Financing I plc, 4.75%, 07/15/31
(b)
200 162,470
Vodafone Group plc
6.15%, 02/27/37 ................. 125 126,639
5.25%, 05/30/48 ................. 76 66,935
4.88%, 06/19/49 ................. 25 20,890
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 517,796
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
.............. 265 221,249
4,364,114
Total Corporate Bonds — 37.7%
(Cost: $323,635,467) ............................. 289,221,794
Equity-Linked Notes
Air Freight & Logistics — 0.0%
Royal Bank of Canada (United Parcel Service,
Inc.), 13.31%, 02/01/23
(b)
........... 1 262,422
Airlines — 0.1%
JPMorgan Structured Products BV (Delta Air
Lines, Inc.), 14.51%, 01/17/23 ........ 7 237,410
Societe Generale SA (Southwest Airlines Co.),
15.19%, 01/26/23 ................ 7 226,126
463,536
Automobiles — 0.1%
Mizuho Financial Group, Inc. (Tesla, Inc.),
32.10%, 01/26/23 ................ 1 158,390
UBS AG (Ford Motor Co.), 23.30%, 02/03/23 28 327,200
485,590

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Banks — 0.1%
Barclays Bank plc (KeyCorp.),
14.62%, 01/20/23 ................ USD 10 $ 182,750
Mizuho Financial Group, Inc. (Truist Financial
Corp.), 12.66%, 01/19/23 ........... 4 182,083
UBS AG (JPMorgan Chase & Co.),
14.40%, 01/17/23 ................ 3 377,476
742,309
Beverages — 0.1%
UBS AG (Coca-Cola Co. (The)),
6.60%, 02/10/23 ................. 9 597,144
Capital Markets — 0.2%
BNP Paribas SA (LPL Financial Holdings, Inc.),
12.17%, 02/03/23
(b)
............... 1 241,249
Citigroup, Inc. (Blackstone, Inc.),
13.97%, 01/18/23 ................ 5 377,939
Royal Bank of Canada (Nasdaq, Inc.),
10.89%, 01/26/23
(b)
............... 4 251,471
Societe Generale SA (Goldman Sachs Group,
Inc. (The)), 14.55%, 01/18/23 ........ 1 277,204
Societe Generale SA (Morgan Stanley),
12.61%, 01/18/23 ................ 3 288,462
1,436,325
Chemicals — 0.1%
BNP Paribas SA (Mosaic Co. (The)),
19.64%, 02/23/23
(b)
............... 5 236,885
Societe Generale SA (CF Industries Holdings,
Inc.), 21.28%, 02/15/23 ............. 2 204,415
441,300
Commercial Services & Supplies — 0.0%
(b)
BNP Paribas SA (Republic Services, Inc.),
8.01%, 02/10/23 ................. 1 93,115
Royal Bank of Canada (Downer EDI Ltd),
14.39%, 01/27/23 ................ 5 273,095
366,210
Construction Materials — 0.0%
Barclays Bank plc (Vulcan Materials Co.),
13.09%, 02/16/23 ................ 1 94,516
Consumer Finance — 0.1%
Citigroup, Inc. (American Express Co.),
18.35%, 01/25/23 ................ 2 300,919
Royal Bank of Canada (Discover Financial
Services), 18.84%, 01/20/23
(b)
........ 2 171,067
Royal Bank of Canada (Synchrony Financial),
20.92%, 01/27/23
(b)
............... 4 128,013
599,999
Containers & Packaging — 0.0%
JPMorgan Structured Products BV (Graphic
Packaging Holding Co.), 16.25%, 02/01/23 10 231,832
Distributors — 0.0%
BNP Paribas SA (Genuine Parts Co.),
11.56%, 02/17/23
(b)
............... 1 92,846
Diversified Financial Services — 0.1%
BNP Paribas SA (SPDR S&P 500 ETF Trust),
12.22%, 01/25/23
(b)
............... 1 447,675
Citigroup, Inc. (SPDR S&P 500 ETF Trust),
8.25%, 01/04/23 ................. 1 444,862
892,537
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.0%
Royal Bank of Canada (TELUS Corp.),
17.71%, 01/26/23 ................ USD 17 $ 314,562
Societe Generale SA (TELUS Corp.),
17.21%, 01/26/23 ................ 5 89,565
404,127
Electric Utilities — 0.1%
BNP Paribas SA (NextEra Energy, Inc.),
12.41%, 01/24/23
(b)
............... 4 354,109
Societe Generale SA (American Electric Power
Co., Inc.), 7.61%, 01/18/23 .......... 5 471,332
825,441
Electrical Equipment — 0.1%
Societe Generale SA (Eaton Corp. plc),
9.20%, 01/18/23 ................. 3 439,950
Electronic Equipment, Instruments & Components — 0.0%
Royal Bank of Canada (Corning, Inc.),
12.65%, 01/26/23
(b)
............... 5 176,231
Energy Equipment & Services — 0.0%
Mizuho Financial Group, Inc. (Schlumberger
Ltd), 12.75%, 01/23/23 ............. 5 246,176
Entertainment — 0.1%
BNP Paribas SA (Walt Disney Co. (The)),
13.06%, 02/09/23
(b)
............... 2 214,221
Mizuho Financial Group, Inc. (Netflix, Inc.),
25.70%, 01/19/23 ................ 1 358,025
572,246
Equity Real Estate Investment Trusts (REITs) — 0.1%
BNP Paribas SA (Host Hotels & Resorts, Inc.),
13.51%, 02/16/23
(b)
............... 6 103,441
BNP Paribas SA (Public Storage),
15.14%, 02/23/23
(b)
............... 1 166,266
Royal Bank of Canada (Prologis, Inc.),
17.19%, 01/20/23
(b)
............... 3 364,792
Societe Generale SA (Prologis, Inc.),
16.62%, 01/19/23 ................ 1 76,652
711,151
Food & Staples Retailing — 0.2%
BNP Paribas SA (Walmart, Inc.),
9.23%, 02/22/23
(b)
................ 4 555,057
Mizuho Financial Group, Inc. (Tesco plc),
11.70%, 01/27/23 ................ 1 231,111
Societe Generale SA (Walmart, Inc.),
9.93%, 01/18/23 ................. 3 435,978
1,222,146
Food Products — 0.1%
Mizuho Financial Group, Inc. (Hershey Co.
(The)), 7.11%, 02/03/23 ............ 1 199,675
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 13.75%, 01/24/23
(b)
............ 5 485,529
Societe Generale SA (Mondelez International,
Inc.), 10.06%, 01/27/23 ............. 2 154,364
839,568
Gas Utilities — 0.0%
Citigroup, Inc. (APA Group), 19.43%, 01/06/23 8 358,010
Health Care Providers & Services — 0.4%
BNP Paribas SA (Cigna Corp.),
12.94%, 01/06/23
(b)
............... 1 491,810
BNP Paribas SA (CVS Health Corp.),
11.25%, 01/06/23
(b)
............... 5 456,364
BNP Paribas SA (Elevance Health, Inc.),
11.64%, 01/26/23
(b)
............... 1 358,338

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (Humana, Inc.),
13.34%, 01/06/23
(b)
............... USD 1 $ 433,621
BNP Paribas SA (McKesson Corp.),
11.88%, 01/06/23
(b)
............... 1 452,355
BNP Paribas SA (UnitedHealth Group, Inc.),
11.01%, 01/06/23
(b)
............... 1 466,135
Citigroup, Inc. (UnitedHealth Group, Inc.),
13.43%, 01/19/23 ................ 1 372,252
JPMorgan Structured Products BV (CVS Health
Corp.), 12.94%, 02/09/23 ........... 1 71,296
Societe Generale SA (Elevance Health, Inc.),
14.13%, 01/26/23 ................ —
(l)
75,874
3,178,045
Hotels, Restaurants & Leisure — 0.1%
BNP Paribas SA (Expedia Group, Inc.),
17.48%, 02/10/23
(b)
............... 1 105,120
Mizuho Financial Group, Inc. (Marriott
International, Inc.), 14.46%, 02/14/23 ... 1 183,803
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 11.80%, 02/14/23
(b)
..... 3 351,918
Royal Bank of Canada (McDonald's Corp.),
5.47%, 01/25/23
(b)
................ 2 481,202
1,122,043
Household Products — 0.1%
BNP Paribas SA (Procter & Gamble Co. (The)),
7.80%, 01/19/23
(b)
................ 4 598,657
JPMorgan Structured Products BV (Kimberly-
Clark Corp.), 5.13%, 01/25/23 ........ 2 271,557
870,214
Insurance — 0.1%
Barclays Bank plc (Marsh & McLennan Cos.,
Inc..), 9.31%, 01/27/23 ............. 2 310,716
Citigroup, Inc. (Progressive Corp. (The)),
13.05%, 01/26/23 ................ 2 238,580
Mizuho Financial Group, Inc. (Allstate Corp.
(The)), 11.76%, 01/24/23 ........... 1 201,051
Mizuho Financial Group, Inc. (MetLife, Inc.),
9.61%, 02/02/23 ................. 3 185,974
Societe Generale SA (MetLife, Inc.),
12.82%, 02/02/23 ................ 1 73,708
Societe Generale SA (Travelers Cos., Inc.
(The)), 12.19%, 01/20/23 ........... —
(l)
77,247
1,087,276
Interactive Media & Services — 0.1%
Societe Generale SA (Alphabet, Inc.),
13.81%, 02/01/23 ................ 5 474,671
Internet & Direct Marketing Retail — 0.1%
BMO Capital Markets Corp. (Amazon.com,
Inc.), 15.37%, 01/26/23 ............. 6 467,150
BNP Paribas SA (Amazon.com, Inc.),
19.38%, 02/03/23
(b)
............... 2 201,492
Societe Generale SA (Amazon.com, Inc.),
22.40%, 02/03/23 ................ 1 113,570
782,212
IT Services — 0.1%
BMO Capital Markets Corp. (Mastercard, Inc.),
13.26%, 01/26/23 ................ 1 495,199
BNP Paribas SA (Fiserv, Inc.),
11.57%, 02/08/23
(b)
............... 2 240,959
JPMorgan Structured Products BV (Fiserv,
Inc.), 12.34%, 02/08/23 ............. 1 75,880
Mizuho Financial Group, Inc. (Global
Payments, Inc.), 16.31%, 02/10/23 ..... 1 92,811
Security
Par (000)
Par (000) Value
IT Services (continued)
Mizuho Financial Group, Inc. (PayPal Holdings,
Inc.), 22.06%, 02/01/23 ............. USD 3 $ 202,153
1,107,002
Life Sciences Tools & Services — 0.1%
Societe Generale SA (Agilent Technologies,
Inc.), 15.10%, 02/23/23 ............. 1 105,680
Societe Generale SA (Danaher Corp.),
18.91%, 01/27/23 ................ 2 485,764
Societe Generale SA (Thermo Fisher Scientific,
Inc.), 15.02%, 02/02/23 ............. —
(l)
185,552
776,996
Machinery — 0.6%
(b)
BNP Paribas SA (Spirax-Sarco Engineering plc)
8.01%, 01/13/23
(b)
................ —
(l)
488,467
10.86%, 11/13/23
(b)
............... —
(l)
488,611
Citigroup, Inc. (Spirax-Sarco Engineering plc)
8.91%, 01/13/23 ................. —
(l)
442,587
9.35%, 01/31/23 ................. —
(l)
444,011
Mizuho Financial Group, Inc. (Caterpillar, Inc.),
15.11%, 01/27/23 ................ 2 372,633
Royal Bank of Canada (Spirax-Sarco
Engineering plc)
10.87%, 02/07/23
(b)
............... —
(l)
349,919
11.06%, 02/14/23
(b)
............... —
(l)
349,645
10.81%, 02/22/23
(b)
............... —
(l)
356,765
Societe Generale SA (Deere & Co.),
18.63%, 02/17/23 ................ —
(l)
181,479
Societe Generale SA (Spirax-Sarco
Engineering plc)
9.63%, 01/13/23 ................. —
(l)
477,362
9.89%, 01/25/23 ................. —
(l)
478,691
4,430,170
Media — 0.1%
Royal Bank of Canada (Comcast Corp.),
15.95%, 01/24/23
(b)
............... 14 484,426
Metals & Mining — 0.1%
Barclays Bank plc (Alcoa Corp.),
34.04%, 01/19/23 ................ 4 176,324
Citigroup, Inc. (Freeport-McMoRan, Inc.),
19.47%, 01/06/23 ................ 12 421,683
Royal Bank of Canada (Nucor Corp.),
19.70%, 01/30/23
(b)
............... 2 244,959
842,966
Multiline Retail — 0.1%
JPMorgan Structured Products BV (Macy's,
Inc.), 22.64%, 02/22/23 ............. 13 277,896
Societe Generale SA (Target Corp.),
20.20%, 03/02/23 ................ 1 169,918
447,814
Oil, Gas & Consumable Fuels — 0.3%
Barclays Bank plc (Pioneer Natural Resources
Co.), 27.36%, 01/06/23 ............. 2 434,964
BNP Paribas SA (Occidental Petroleum Corp.),
18.60%, 01/06/23
(b)
............... 5 316,997
Societe Generale SA (Chevron Corp.),
14.01%, 01/27/23 ................ 1 250,771
Societe Generale SA (Devon Energy Corp.),
22.32%, 01/18/23 ................ 7 410,410
Societe Generale SA (Diamondback Energy,
Inc.), 14.08%, 02/23/23 ............. 2 244,150
Societe Generale SA (Exxon Mobil Corp.),
8.94%, 02/01/23 ................. 2 251,349

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
UBS AG (Chevron Corp.), 11.30%, 01/27/23 . USD —
(l)
$ 76,366
1,985,007
Pharmaceuticals — 0.2%
Mizuho Financial Group, Inc. (Eli Lilly & Co.),
12.40%, 02/01/23 ................ 1 493,311
UBS AG (Jazz Pharmaceuticals plc),
10.70%, 01/26/23 ................ 2 256,081
UBS AG (Merck KGaA), 14.90%, 02/01/23 .. 4 500,296
1,249,688
Road & Rail — 0.1%
Barclays Bank plc (Old Dominion Freight Line,
Inc.), 14.25%, 01/25/23 ............. 1 345,464
BNP Paribas SA (Union Pacific Corp.),
12.34%, 01/20/23
(b)
............... 1 226,410
Societe Generale SA (CSX Corp.),
15.26%, 01/20/23 ................ 11 356,199
928,073
Semiconductors & Semiconductor Equipment — 0.1%
Royal Bank of Canada (KLA Corp.),
13.11%, 01/25/23
(b)
............... 1 349,112
Societe Generale SA (Analog Devices, Inc.),
17.42%, 02/16/23 ................ 1 184,390
533,502
Software — 0.3%
Barclays Bank plc (Cadence Design Systems,
Inc.), 20.31%, 02/23/23 ............. 1 177,060
BNP Paribas SA (Fortinet, Inc.),
16.19%, 02/06/23
(b)
............... 5 237,277
Citigroup, Inc. (Microsoft Corp.),
16.91%, 01/25/23 ................ 4 879,475
JPMorgan Structured Products BV (Paycom
Software, Inc.), 15.13%, 02/08/23
(b)(d)
... —
(l)
106,641
Societe Generale SA (Palo Alto Networks, Inc.),
12.22%, 01/18/23 ................ 3 384,693
UBS AG (ServiceNow, Inc.), 13.60%, 01/25/23 1 349,491
2,134,637
Specialty Retail — 0.2%
Mizuho Financial Group, Inc. (Ulta Beauty,
Inc.), 12.20%, 01/26/23 ............. 1 243,963
Societe Generale SA (Home Depot, Inc. (The)),
14.71%, 01/18/23 ................ 1 464,792
Societe Generale SA (O'Reilly Automotive,
Inc.), 10.57%, 02/09/23 ............. —
(l)
236,875
UBS AG (O'Reilly Automotive, Inc.),
10.50%, 02/03/23 ................ —
(l)
381,651
1,327,281
Technology Hardware, Storage & Peripherals — 0.2%
Barclays Bank plc (Apple, Inc.)
7.98%, 01/26/23 ................. 7 910,578
13.10%, 02/15/23 ................ 7 917,237
1,827,815
Tobacco — 0.1%
Barclays Bank plc (Philip Morris International,
Inc.), 13.36%, 02/10/23 ............. 6 566,877
UBS AG (Altria Group, Inc.), 27.60%, 01/25/23 8 369,954
936,831
Trading Companies & Distributors — 0.1%
Mizuho Financial Group, Inc. (United Rentals,
Inc.), 13.50%, 01/26/23 ............. 1 492,001
Royal Bank of Canada (United Rentals, Inc.),
10.80%, 01/25/23
(b)
............... 1 361,386
853,387
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
Mizuho Financial Group, Inc. (Aeroports de
Paris), 10.16%, 01/26/23 ............ USD 1 $ 228,479
UBS AG (Aeroports de Paris),
12.60%, 01/26/23 ................ 1 355,599
584,078
Total Equity-Linked Notes — 5.3%
(Cost: $41,789,542) .............................. 40,465,746
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 161 134,478
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
8.98%
,
 05/25/28 ................. 33 27,324
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (LIBOR USD 6 Month + 3.75%),
7.06%
,
 08/03/29 ................. 49 47,411
Dynasty Acquisition Co., Inc., Term Loan B1,
(1 Month CME Term SOFR + 3.50%),
7.92%
,
 04/06/26 ................. 210 199,432
Dynasty Acquisition Co., Inc., Term Loan B2,
(1 Month CME Term SOFR + 3.50%),
7.92%
,
 04/06/26 ................. 113 107,202
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 02/01/28 264 257,106
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 12.09%
,
 02/01/29 73 69,320
Setanta Aircraft Leasing DAC, Term
Loan, (LIBOR USD 3 Month + 2.00%),
6.73%
,
 11/05/28 ................. 144 143,064
TransDigm, Inc., Term Loan H, (3 Month CME
Term SOFR + 3.25%), 7.83%
,
 02/22/27 .. 250 248,370
1,233,707
Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 260 258,887
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 8.13%
,
 08/11/28 .......... 214 210,639
American Airlines, Inc., Term Loan
(LIBOR USD 1 Month + 1.75%),
6.14%, 06/27/25 ............... 245 234,785
(LIBOR USD 1 Month + 1.75%),
6.14%, 01/29/27 ............... 81 76,794
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.35%
,
 12/11/26 ...... 49 44,466
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 279 286,779
United AirLines, Inc., Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.11%
,
 04/21/28 . 314 309,744
1,422,094
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 04/10/28 ..... 62 61,052
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 04/30/26 306 299,356
360,408

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire Financial, LLC, Term Loan B2,
(3 Month CME Term SOFR + 4.50%),
8.82%
,
 12/14/27
(a)
................ USD 169 $ 166,498
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.25%),
7.93%
,
 01/24/29 ................. 308 274,795
Naked Juice LLC, 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.00%),
10.68%
,
 01/24/30 ................ 194 152,254
427,049
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.57%
,
 04/12/28 ................. 49 43,667
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25% -
7.88%
,
 11/23/27 ................. 221 193,264
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/28 ................. 89 79,379
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(m)
............. 16 14,206
CPG International LLC, Term Loan, (1
Month CME Term SOFR + 2.50%),
6.92%
,
 04/28/29 ................. 74 71,601
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 6.63%
,
 07/28/28 ..... 69 64,604
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.25%), 7.98%
,
 12/31/26 ..... 193 183,343
650,064
Capital Markets — 0.1%
(a)
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 07/31/26 ................. 132 129,288
Axalta Coating Systems Dutch Holding B BV,
Facility Term Loan B4, (3 Month CME Term
SOFR + 3.00%), 7.51%
,
 12/20/29 ..... 132 132,000
Azalea TopCo, Inc., 1st Lien Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 07/24/26 ............... 116 105,976
(LIBOR USD 1 Month + 3.75%),
8.13%, 07/24/26 ............... 88 80,990
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.52%
,
 10/22/26 ................. 136 135,002
Focus Financial Partners LLC, Term Loan
B4, (1 Month CME Term SOFR + 2.50%),
6.82%
,
 06/30/28 ................. 135 132,540
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 04/12/24 .... 85 82,480
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.25%
,
 08/02/28 ................. 225 214,592
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
10.25%
,
 08/02/29 ................ 53 46,069
1,058,937
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(m)
..................... USD 18 $ 16,004
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 09/30/28 ..... 124 108,533
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.14%
,
 11/24/27 ................. 32 31,136
Ascend Performance Materials Operations
LLC, Term Loan, (6 Month CME Term SOFR
+ 4.75%), 8.83%
,
 08/27/26 .......... 230 215,633
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 12/29/27 ................. 55 39,559
Discovery Purchaser Corp., 1st Lien Term
Loan, (3 Month CME Term SOFR + 4.38%),
7.97%
,
 10/04/29 ................. 163 148,208
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 06/09/28 ................. 144 141,668
Element Solutions, Inc., Term Loan B1,
(1 Month CME Term SOFR + 2.00%),
6.32%
,
 01/31/26 ................. 196 195,455
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/03/28 ................. 109 99,573
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 06/30/27 ................. 82 78,743
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/02/26 ................. 137 135,181
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 7.64%
,
 05/15/24 ........... 148 147,475
Nouryon Finance BV, Term Loan, (LIBOR USD
3 Month + 2.75%), 7.16%
,
 10/01/25 .... 14 13,544
Oxea Holding Vier GMBH, Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
7.00%
,
 10/14/24 ................. 177 166,489
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.00%),
8.41%
,
 03/16/27 ................. 74 72,117
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
7.62%
,
 08/02/28 ................. 124 120,257
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 78 76,451
1,806,026
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.17%
,
 05/12/28 ................. 256 242,252
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 03/11/25 ................. 43 42,664
Aramark Intermediate HoldCo Corp., Term
Loan B5, (LIBOR USD 1 Month + 2.50%),
6.88%
,
 04/06/28 ................. 141 138,383
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.13%
,
 09/07/27 143 143,248
Clean Harbors, Inc., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 10/08/28 ..... 88 87,812

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., Term Loan B, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28 ................. USD 143 $ 141,911
Covanta Holding Corp., Term Loan C, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28 ................. 11 10,933
LABL, Inc., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.38%
,
 10/29/28 ........... 72 67,854
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/15/28 ................. 88 73,025
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 6.50%
,
 09/23/26 ........... 81 80,034
Tempo Acquisition LLC, Term Loan B1,
(1 Month CME Term SOFR + 3.00%),
7.32%
,
 08/31/28 ................. 441 439,709
TruGreen LP, 1st Lien Term Loan, (LIBOR USD
1 Month + 4.00%), 8.38%
,
 11/02/27 .... 92 81,877
Viad Corp., Term Loan, (LIBOR USD 1 Month +
5.00%), 9.38%
,
 07/30/28
(i)
........... 116 109,266
1,658,968
Communications Equipment — 0.0%
ViaSat, Inc., Term Loan, (1 Month CME Term
SOFR + 4.50%), 8.94%
,
 03/02/29
(a)
.... 169 164,177
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan,
(LIBOR USD 3 Month + 4.25%), 7.92% -
8.61%
,
 06/21/24 ................. 244 217,345
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 7.39%
,
 01/21/28 ........... 80 78,764
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 05/12/28 ................. 117 111,400
407,509
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 6.38%
,
 01/15/27 ........... 141 139,489
New AMI I LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 6.00%),
10.32%
,
 03/08/29 ................ 92 78,316
Oscar AcquisitionCo LLC, Term Loan B,
(3 Month CME Term SOFR + 4.50%),
9.18%
,
 04/29/29 ................. 98 92,189
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.43%
,
 09/22/28 110 108,431
418,425
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 12/01/27 ................. 294 285,389
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.37% - 7.62%
,
 04/03/24 ........... 233 227,270
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 7.32% -
7.63%
,
 02/05/26 ................. 50 49,138
Pregis TopCo LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.19%
,
 07/31/26 ................. 45 43,664
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 02/04/27 ................. USD 16 $ 15,463
Tosca Services LLC, Term Loan, (1 Month CME
Term SOFR + 3.50%), 7.94%
,
 08/18/27 .. 190 152,115
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, (LIBOR USD 3 Month + 4.00%),
7.67% - 8.07%
,
 09/15/28 ........... 14 13,209
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
7.67%
,
 09/15/28 ................. 97 92,720
878,968
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.75%), 8.16%
,
 10/28/27
(a)
135 117,955
Diversified Consumer Services — 0.2%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 12/11/28 ................. 177 167,416
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 12/10/29 ................ 113 96,474
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.69%
,
 11/24/28 ................. 102 100,314
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 8.58%
,
 01/15/27 ........... 196 190,770
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 07/30/25 ................. 78 76,218
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 9.73%
,
 09/01/25 ..... 373 261,475
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
7.38%
,
 02/05/26 ................. 221 209,103
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 01/08/27 ................. 106 96,111
1,197,881
Diversified Financial Services — 0.2%
(a)
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 6.69%
,
 10/30/26 .... 58 57,291
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.50%), 7.06%
,
 04/13/28 ..... 135 133,162
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR + 3.75%),
8.07%
,
 04/09/27 ................. 344 320,674
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
11.13%
,
 04/07/28 ................ 133 126,017
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
7.12%
,
 12/17/27 ................. 80 69,076
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 03/24/25 ................. 97 92,664
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
7.16%
,
 12/11/26 ................. 166 152,720
Travelport Finance SARL, 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.00%),
9.73%
,
 05/29/26 ................. 161 108,936

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 2.93%),
7.24%
,
 01/31/29 ................. USD 74 $ 71,765
White Cap Supply Holdings LLC, Term Loan,
(1 Month CME Term SOFR + 3.75%),
8.07%
,
 10/19/27 ................. 145 140,391
1,272,696
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
6.83%, 07/15/25 ............... 15 14,401
(LIBOR USD 3 Month + 2.75%),
6.83%, 01/31/26 ............... 174 166,737
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26 .... 166 154,127
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.57%
,
 11/30/27 . 24 22,493
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 7.58%
,
 12/11/26 .... 398 393,333
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 10/02/27 ................. 34 30,145
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 129 122,593
Iridium Satellite LLC, Term Loan B2, (1
Month CME Term SOFR + 2.50%),
6.92%
,
 11/04/26 ................. 189 187,040
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 6.13%
,
 03/01/27 101 96,550
Orbcomm, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.25%), 8.63% -
8.98%
,
 09/01/28 ................. 168 143,144
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 09/25/26 .... 181 146,190
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
6.82%
,
 01/31/28 ................. 63 61,865
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
7.57%
,
 01/31/29 ................. 44 43,527
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 03/09/27 313 252,565
1,834,710
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
6.39%
,
 01/15/25 ................. 34 33,659
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.13%
,
 12/13/25 ................. 61 57,586
91,245
Electrical Equipment — 0.0%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
9.48%
,
 06/23/28 ................. 136 129,305
AZZ, Inc., Term Loan, (1 Month CME Term
SOFR + 4.25%), 8.67%
,
 05/13/29 ..... 47 46,848
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 02/12/25 25 24,792
200,945
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 07/02/29
(a)
.... USD 107 $ 105,683
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
7.27%
,
 04/22/26 ................. 267 144,024
Aristocrat Technologies, Inc., Term Loan B,
(3 Month CME Term SOFR + 2.25%),
6.93%
,
 05/24/29 ................. 24 23,448
City Football Group Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.36%
,
 07/21/28 133 124,051
Formula One Management Ltd., 1st Lien
Facility Term Loan B, (1 Month CME Term
SOFR + 3.25%), 7.57%
,
 01/15/30 ..... 116 115,855
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
7.89%
,
 07/03/24
(i)
................ 184 183,338
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 10/19/26 ................. 296 288,508
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 7.13%
,
 03/13/28 189 180,225
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
6.91%
,
 01/23/25 ................. 117 113,484
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 2.75%),
7.11%
,
 04/29/26 ................. 93 91,967
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 7.14%
,
 05/18/25 ..... 307 300,226
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 6.51%
,
 01/20/28 216 213,179
1,778,305
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.39%
,
 05/11/24
(a)
73 72,237
Food & Staples Retailing — 0.0%
US Foods, Inc., Term Loan B
(a)
(LIBOR USD 1 Month + 2.00%),
6.38%, 09/13/26 ............... 168 165,966
(LIBOR USD 1 Month + 2.75%),
7.13%, 11/22/28 ............... 104 103,665
269,631
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 10/01/25 ................. 168 139,630
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 6.88%
,
 10/10/26 .... 24 22,920
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 10/25/27 ..... 350 342,634
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 01/29/27 ................. 364 353,961
Hostess Brands LLC, 1st Lien Term Loan B,
(LIBOR USD 3 Month + 2.25%), 6.63% -
6.66%
,
 08/03/25 ................. 133 132,652
Nomad Foods Ltd., Facility Term Loan B2,
(3 Month CME Term SOFR + 3.75%),
8.23%
,
 11/12/29 ................. 106 105,792

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Food Products (continued)
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 06/08/28 ................. USD 143 $ 138,795
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 03/31/28 ................. 223 206,677
Utz Quality Foods LLC, 1st Lien Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.44%
,
 01/20/28 ................. 182 179,504
1,622,565
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 11/03/28 . 286 268,881
Femur Buyer, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.50%), 9.23%
,
 03/05/26 133 113,542
Insulet Corp., Term Loan B, (1 Month CME
Term SOFR + 3.25%), 7.69%
,
 05/04/28 .. 59 57,926
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 10/23/28 .... 413 392,107
832,456
Health Care Providers & Services — 0.2%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 09/29/28 ................. 138 134,343
CNT Holding I Corp., 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.50%),
7.24%
,
 11/08/27 ................. 72 69,846
Electron Bidco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.38%
,
 11/01/28 ................. 216 210,098
Envision Healthcare Corp., Term Loan
(3 Month CME Term SOFR + 4.25%),
8.83%, 03/31/27 ............... 133 45,120
(3 Month CME Term SOFR + 7.88%),
12.61%, 03/31/27 .............. 51 45,552
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
8.48%, 02/18/27 ............... 163 129,775
(LIBOR USD 3 Month + 3.75%),
8.48%, 11/15/28 ............... 87 72,843
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
11.48%
,
 11/15/29 ................. 78 63,777
MED ParentCo. LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.25%),
8.63%
,
 08/31/26 ................. 222 188,730
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month + 7.00%),
11.38%
,
 11/01/29 ................. 110 101,200
Option Care Health, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 10/27/28 ................. 82 81,476
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 02/14/25 ................. 4 3,672
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.05%
,
 08/31/26 ................. 54 53,338
Vizient, Inc., Term Loan B7, (1 Month CME
Term SOFR + 2.25%), 6.67%
,
 05/16/29 .. 46 45,617
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 12/22/28 USD 152 $ 151,552
1,396,939
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, (3 Month CME Term SOFR + 0.00%),
3.50% - 7.82%
,
 02/15/29 ........... 11 9,793
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.82%
,
 02/15/29 ................. 224 202,035
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 06/02/28 ................. 159 145,175
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.38%
,
 08/27/25 233 230,803
587,806
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B4, (LIBOR USD 3 Month + 1.75%), 6.13% -
6.16%
,
 11/19/26 ................. 232 227,771
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 02/02/26 ................. 29 25,926
Bally's Corp., Facility Term Loan B, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 10/02/28 73 67,596
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 12/23/24 ................. 136 135,630
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 07/21/25 ................. 96 96,082
Carnival Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 06/30/25 ..... 150 142,988
Churchill Downs, Inc., Facility Term Loan
B, (LIBOR USD 1 Month + 2.00%),
6.39%
,
 12/27/24 ................. 107 106,651
Churchill Downs, Inc., Term Loan B, (LIBOR
USD 1 Month + 2.00%), 6.39%
,
 03/17/28 67 66,086
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 435 412,987
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 6.98%
,
 07/21/26 150 147,448
Flutter Entertainment plc, Term Loan B,
(3 Month CME Term SOFR + 3.25%),
8.09%
,
 07/22/28 ................. 112 111,084
Four Seasons Holdings, Inc., Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.44%
,
 11/30/29 ................. 236 235,652
Hilton Worldwide Finance LLC, Term Loan
B2, (1 Month CME Term SOFR + 1.75%),
6.17%
,
 06/22/26 ................. 51 50,463
IRB Holding Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.13%
,
 02/05/25 .... 141 139,925
Packers Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.54%
,
 03/09/28 160 138,891
Penn National Gaming, Inc., Facility Term Loan
B, (1 Month CME Term SOFR + 2.75%),
7.17%
,
 05/03/29 ................. 172 170,193
Playa Resorts Holding BV, Term Loan,
(1 Month CME Term SOFR + 4.25%),
8.58%
,
 01/05/29 ................. 38 36,979

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., Term Loan
B, (1 Month CME Term SOFR + 3.00%),
7.42%
,
 04/14/29 ................. USD 69 $ 68,261
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.64%
,
 02/08/27 ................. 195 190,376
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 08/03/28 .... 217 209,734
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 05/30/25 ................. 37 36,475
2,817,198
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 8.98%
,
 05/17/28 131 97,213
Hunter Douglas Holding BV, Term Loan B1,
(3 Month CME Term SOFR + 3.50%),
7.86%
,
 02/26/29 ................. 222 194,716
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28 ................. 119 97,089
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 10/30/27 ................. 239 200,736
589,754
Household Products — 0.0%
(a)
Diamond (BC) BV, Term Loan, (LIBOR USD 3
Month + 2.75%), 7.16%
,
 09/29/28 ..... 189 182,353
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.42% -
6.74%
,
 03/03/28 ................. 32 31,628
213,981
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 6.38%
,
 08/12/26 ..... 34 33,438
Constellation Renewables LLC, Term
Loan, (LIBOR USD 3 Month + 2.50%),
7.24%
,
 12/15/27 ................. 147 145,294
178,732
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/09/25 ................. 197 194,589
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
7.85%
,
 11/05/27 ................. 298 290,733
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 6.63%
,
 02/19/28 .... 224 219,562
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 02/12/27 ............... 213 205,970
Hub International Ltd., Term Loan
(LIBOR USD 3 Month + 3.00%),
7.33%, 04/25/25 ............... 142 140,347
(3 Month CME Term SOFR + 4.00%),
8.22%, 11/10/29 ............... 98 96,830
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 7.53%
,
 04/25/25 172 169,873
NFP Corp., Term Loan, (LIBOR USD 1 Month +
3.25%), 7.63%
,
 02/15/27 ........... 40 38,554
Security
Par (000)
Par (000) Value
Insurance (continued)
Ryan Specialty Group LLC, Term Loan,
(1 Month CME Term SOFR + 3.00%),
7.42%
,
 09/01/27 ................. USD 129 $ 128,028
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
7.63%, 12/31/25 ............... 114 110,902
(LIBOR USD 1 Month + 4.25%),
8.63%, 09/03/26 ............... 29 28,242
USI, Inc., Term Loan, (3 Month CME Term
SOFR + 3.75%), 8.33%
,
 11/22/29 ...... 184 181,910
1,805,540
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2, (LIBOR
USD 3 Month + 2.75%), 7.48%
,
 06/26/28 136 134,085
Camelot US Acquisition 1 Co., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.38%, 10/30/26 ............... 376 369,351
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 7.13%
,
 10/10/25 .... 62 60,382
Grab Holdings, Inc., Term Loan, (LIBOR USD 1
Month + 4.50%), 8.89%
,
 01/29/26 ..... 139 137,024
700,842
Internet & Direct Marketing Retail — 0.0%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 11/24/28
(i)
................ 69 67,401
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 02/12/27 ........... 265 218,058
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 8.63%
,
 02/12/27
(i)
......... 49 40,734
326,193
IT Services — 0.2%
(a)
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 9.63%
,
 01/31/28 69 53,532
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 9.63%
,
 01/20/29 134 103,563
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 11/03/24 ...... 85 82,345
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 12/23/26 ..... 180 159,681
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
12.13%
,
 07/31/28 ................ 119 117,348
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 07/30/27 79 75,737
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (LIBOR USD 1 Month +
1.75%), 6.13%
,
 04/28/28 ........... 184 182,008
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 10/01/27 ................. 276 258,343
Go Daddy Operating Co. LLC, Term Loan,
(1 Month CME Term SOFR + 3.25%),
7.57%
,
 11/09/29 ................. 127 126,701
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 08/10/27 ................. 85 84,508
Venga Finance SARL, Term Loan, (LIBOR USD
3 Month + 4.75%), 9.48%
,
 06/28/29 .... 87 79,160
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 02/28/27 ..... 217 210,070

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 6.63%
,
 03/31/28 .......... USD 74 $ 73,675
1,606,671
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1 Month CME Term SOFR + 4.00%),
8.42%
,
 12/01/28
(i)
................ 123 98,695
Peloton Interactive, Inc., Term Loan, (6
Month CME Term SOFR + 6.50%),
11.76%
,
 05/25/27 ................ 85 82,954
181,649
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 6.63%
,
 11/08/27 . 213 211,935
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
6.38%
,
 02/22/28 ................. 168 165,058
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
8.88%
,
 02/04/27 ................. 188 165,630
ICON plc, Term Loan
(LIBOR USD 3 Month + 2.25%),
7.00%, 07/03/28 ............... 286 284,908
Maravai Intermediate Holdings LLC, Term Loan
B, (3 Month CME Term SOFR + 3.00%),
6.96%
,
 10/19/27 ................. 149 145,670
Phoenix Newco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.32%
,
 11/15/28 ................. 289 277,686
1,250,887
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 9.57%
,
 08/17/26 118 111,567
Clark Equipment Co., Term Loan B, (3
Month CME Term SOFR + 2.50%),
7.18%
,
 04/20/29 ................. 64 63,427
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 3 Month + 2.75%), 7.50%
,
 05/14/28 49 47,870
Filtration Group Corp., Term Loan
(LIBOR USD 1 Month + 3.00%),
7.38%, 03/31/25 ............... 147 144,999
(LIBOR USD 1 Month + 3.50%),
7.88%, 10/21/28 ............... 140 137,606
Fluidra SA, Term Loan, (1 Month CME Term
SOFR + 2.00%), 6.42%
,
 01/29/29 ..... 45 43,019
Gardner Denver, Inc., Term Loan B2, (1
Month CME Term SOFR + 1.75%),
6.17%
,
 03/01/27 ................. 133 132,069
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 6.88%
,
 03/31/27 .... 197 192,229
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 281 261,538
Ingersoll-Rand Services Co., Term Loan B1,
(1 Month CME Term SOFR + 1.75%),
6.17%
,
 03/01/27 ................. 153 151,936
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 7.99%
,
 06/21/28 ..... 159 147,178
SPX Flow, Inc., Term Loan, (1 Month CME
Term SOFR + 4.50%), 8.92%
,
 04/05/29 .. 115 106,771
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
6.87%
,
 07/30/27 ................. USD 231 $ 221,697
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 7.12%
,
 03/02/27 .... 191 184,225
Zurn LLC, 1st Lien Term Loan B, (LIBOR USD
1 Month + 2.00%), 6.38%
,
 10/04/28 .... 29 28,602
1,974,733
Media — 0.2%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.25%),
7.43%
,
 03/03/25
(a)
................ 101 91,914
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(n)
............... 47 47,662
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
6.14%
,
 04/30/25
(a)
................ 109 107,953
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 08/21/26
(a)
................ 297 270,383
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(a)
................ 84 78,554
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
6.88%
,
 09/01/28
(a)
................ 139 134,704
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
6.57%, 07/17/25 ............... 6 5,959
(LIBOR USD 1 Month + 2.50%),
6.82%, 04/15/27 ............... 131 116,403
DirecTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.38%
,
 08/02/27
(a)
234 227,029
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.75%
,
 11/12/27
(a)
................ 124 118,418
EW Scripps Co. (The), Term Loan B3, (LIBOR
USD 1 Month + 2.75%), 7.13%
,
 01/07/28
(a)
37 36,179
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 12/01/23
(a)
................ 179 133,168
Sinclair Television Group, Inc., Term Loan
B4, (1 Month CME Term SOFR + 3.75%),
8.17%
,
 04/21/29
(a)
................ 82 77,320
Voyage Digital Ltd., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
8.78%
,
 05/11/29
(a)(i)
............... 160 157,245
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
6.82%
,
 04/30/28
(a)
................ 143 139,202
1,742,093
Metals & Mining — 0.0%
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 03/08/24
(a)
................ 390 291,871

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Multiline Retail — 0.1%
(a)
New SK Holdco Sub LLC, Term Loan, (1
Month CME Term SOFR + 6.75%),
11.17%
,
 06/30/27 ................ USD 430 $ 368,601
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.10%
,
 12/21/27 ................. 80 74,776
443,377
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 12.94%
,
 11/01/25 ........... 46 48,484
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 12/21/28 ................. 356 338,145
M6 ETX Holdings II Midco LLC, Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.16%
,
 09/19/29 ................. 44 43,849
Medallion Midland Acquisition LLC, Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.59%
,
 10/18/28 ................. 184 182,365
Oryx Midstream Services Permian Basin LLC,
Term Loan, (LIBOR USD 3 Month + 3.25%),
7.92%
,
 10/05/28 ................. 219 216,245
829,088
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
8.48%
,
 10/01/26
(a)
................ 436 416,460
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(LIBOR USD 3 Month + 3.50%), 7.94% -
8.25%
,
 05/04/25 ................. 163 145,472
Bausch Health Cos., Inc., Term Loan, (1
Month CME Term SOFR + 5.25%),
9.67%
,
 02/01/27 ................. 111 83,759
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 5.87%
,
 08/01/27 223 213,631
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.88%
,
 05/05/28 215 212,974
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 7.75%
,
 06/02/28 ..... 143 141,103
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 11/18/27
(i)
................ 199 184,843
981,782
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 02/04/28 ..... 191 189,403
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 7.94%
,
 06/02/28 366 304,507
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 02/06/26 ................. 364 360,266
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.57%
,
 01/18/29 ................. 76 74,646
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien
Term Loan B, (3 Month CME Term SOFR +
4.25%), 8.93%
,
 06/22/29 ........... 58 56,688
Security
Par (000)
Par (000) Value
Professional Services (continued)
Element Materials Technology Group US
Holdings, Inc., Term Loan B, (3 Month CME
Term SOFR + 4.25%), 8.93%
,
 06/22/29 .. USD 129 $ 126,074
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1 Month CME Term SOFR + 4.75%),
9.07%
,
 04/29/29 ................. 221 199,452
Genuine Financial Holdings LLC, 1st Lien Term
Loan, (3 Month CME Term SOFR + 3.75%),
8.33%
,
 07/11/25 ................. 95 91,550
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 6.13%
,
 11/16/26 .... 145 143,235
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 6.63%
,
 12/01/28 .... 193 190,496
1,736,317
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 08/21/25
(a)
................ 217 211,896
Road & Rail — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.75%),
8.49%
,
 04/06/28 ................. 80 72,915
Avis Budget Car Rental LLC, Term Loan
B, (LIBOR USD 1 Month + 1.75%),
6.14%
,
 08/06/27 ................. 97 94,090
Genesee & Wyoming, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 6.73%
,
 12/30/26 106 105,467
SIRVA Worldwide, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.50%), 9.88% -
10.23%
,
 08/04/25 ................ 86 76,367
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 02/25/27 298 296,846
645,685
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B,
08/17/29
(m)
..................... 90 88,763
ON Semiconductor Corp., Term Loan B4,
(1 Month CME Term SOFR + 2.00%),
6.42%
,
 09/19/26 ................. 21 21,258
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 7.40%
,
 12/02/28 ..... 83 80,791
190,812
Software — 0.7%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 09/18/26 ................. 109 108,786
Applied Systems, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 6.75%),
10.91%
,
 09/17/27 ................ 48 47,460
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/02/25 168 160,290
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month + 2.25%),
6.63%
,
 09/21/28 ................. 184 182,242
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. 110 108,875
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/08/28 76 71,278
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 10.38%
,
 10/08/29 83 69,029

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
Delta Topco, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR + 3.75%),
8.15%
,
 12/01/27 ................. USD 113 $ 104,540
Delta Topco, Inc., 2nd Lien Term Loan,
(3 Month CME Term SOFR + 7.25%),
11.65%
,
 12/01/28 ................ 30 23,362
Genesys Cloud Services Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 12/01/27 ................. 318 304,509
Informatica LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.19%
,
 10/27/28 ..... 262 256,390
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%), 6.12%
,
 10/30/28
(i)
68 66,939
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
9.17%
,
 07/27/28 ................. 162 137,801
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
12.67%
,
 07/27/29 ................ 441 345,286
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 7.97%
,
 03/01/29 .. 304 282,389
MH Sub I LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%),
8.13%, 09/13/24 ............... 390 378,023
MH Sub I LLC, 2nd Lien Term Loan, (3
Month CME Term SOFR + 6.25%),
10.65%
,
 02/23/29 ................ 252 225,033
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.73%
,
 12/17/27 ................. 130 120,171
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 7.98%
,
 08/31/28 411 394,455
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 04/24/28 444 421,149
Severin Acquisition LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR + 3.00%),
7.09%
,
 08/01/25 ................. 159 157,777
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 8.23%
,
 10/07/27 .... 167 160,924
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 16 15,433
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 13 12,546
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 377 336,001
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 ............... 103 98,062
(LIBOR USD 1 Month + 3.75%),
8.13%, 05/04/26 ............... 146 140,489
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 9.00%
,
 05/03/27 ..... 152 139,238
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
7.74%
,
 07/20/28
(i)
................ 52 48,867
ZoomInfo LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 3.00%),
7.48%
,
 02/02/26 ................. 20 19,906
4,937,250
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan
(LIBOR USD 3 Month + 4.00%),
8.73%, 02/07/25 ............... USD 114 $ 107,646
(LIBOR USD 3 Month + 4.25%),
8.98%, 03/31/26 ............... 97 90,601
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1 Month CME Term SOFR
+ 4.00%), 8.50%
,
 05/04/28 .......... 146 138,627
PetSmart LLC, Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 02/11/28 ...... 190 185,247
Pilot Travel Centers LLC, Term Loan B,
(1 Month CME Term SOFR + 2.00%),
6.42%
,
 08/04/28 ................. 151 148,668
Restoration Hardware, Inc., Term Loan
(LIBOR USD 1 Month + 2.50%),
6.88%, 10/20/28 ............... 73 66,839
(1 Month CME Term SOFR + 3.25%),
7.67%, 10/20/28 ............... 116 108,206
845,834
Technology Hardware, Storage & Peripherals — 0.0%
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
9.38%
,
 07/23/26
(a)
................ 74 49,214
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(a)
.... 133 130,305
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.63%
,
 05/19/28 ................. 143 141,721
Core & Main LP, Term Loan B, (LIBOR USD 3
Month + 2.50%), 6.89% - 7.42%
,
 07/27/28 302 297,382
SRS Distribution, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 06/02/28 ............... 212 202,648
(1 Month CME Term SOFR + 3.50%),
7.92%, 06/02/28 ............... 104 98,829
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 3 Month + 7.50%), 12.26%
,
 05/30/24
(i)
37 33,930
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 3 Month + 3.50%), 8.26%
,
 08/28/24 119 60,664
835,174
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.75%),
7.13%
,
 09/22/28 ................. 39 38,484
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 09/21/29 ................ 45 43,264
OLA Netherlands BV, Term Loan, (1
Month CME Term SOFR + 6.25%),
10.67%
,
 12/15/26
(i)
................ 126 118,233
199,981
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/27/24 ................. 120 100,830
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
8.16%
,
 04/30/28 ................. 92 91,321

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 6.14%
,
 04/11/25 . USD 177 $ 176,154
368,305
Total Floating Rate Loan Interests — 6.3%
(Cost: $51,311,818) .............................. 48,535,508
Foreign Agency Obligations
Ireland — 0.1%
AIB Group plc, (LIBOR USD 3 Month + 1.87%),
4.26%
,
04/10/25
(a)(b)
............... 675 651,248
Mexico — 0.0%
Petroleos Mexicanos, 6.88%
,
08/04/26 .... 175 166,338
Total Foreign Agency Obligations — 0.1%
(Cost: $876,518) ................................ 817,586
Shares
Shares
Investment Companies
(o)
BlackRock Allocation Target Shares - BATS
Series A ....................... 6,885,757 62,729,250
BlackRock Floating Rate Income Portfolio,
Class K Shares .................. 428,707 4,029,841
BlackRock GNMA Portfolio, Class K Shares . 3,159,592 24,802,800
BlackRock High Yield Bond Portfolio, Class K
Shares ........................ 63,184 419,542
iShares Core Dividend Growth ETF ...... 483,776 24,188,800
iShares iBoxx $ High Yield Corporate Bond
ETF
(p)
........................ 105,452 7,764,431
iShares iBoxx $ Investment Grade Corporate
Bond ETF ...................... 73,183 7,715,684
iShares MBS ETF .................. 84,368 7,825,132
Total Investment Companies — 18.2%
(Cost: $151,552,467) ............................. 139,475,480
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
(b)
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)
............. 892 828,487
COLT Mortgage Loan Trust
Series 2022-5, Class A1, 4.55%, 04/25/67
(a)
263 254,069
Series 2022-9, Class A1, 6.79%, 12/25/67
(k)
820 828,122
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a)
.... 134 102,849
GCAT Trust
(a)
Series 2022-NQM2, Class A1, 4.21%,
02/25/67 .................... 169 158,964
Series 2022-NQM3, Class A1, 4.35%,
04/25/67 .................... 859 820,961
JP Morgan Mortgage Trust, Series 2022-DSC1,
Class A1, 4.75%, 01/25/63
(a)
......... 879 832,615
MFRA Trust, Series 2022-CHM1, Class A1,
3.88%, 09/25/56
(k)
................ 788 737,040
OBX Trust
(k)
Series 2022-NQM7, Class A1, 5.11%,
08/25/62 .................... 364 357,036
Series 2022-NQM8, Class A1, 6.10%,
09/25/62 .................... 196 194,462
Series 2022-NQM9, Class A1A, 6.45%,
09/25/62 .................... 1,277 1,271,094
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust, Series 2022-AFC2, Class A1,
5.33%, 08/25/57
(a)
................ USD 991 $ 971,638
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(k)
......... 1,070 1,051,034
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(k)
.... 1,075 979,654
Verus Securitization Trust
(k)
Series 2022-3, Class A1, 4.13%, 02/25/67 683 645,058
Series 2022-INV2, Class A1, 6.79%,
10/25/67 .................... 1,053 1,060,595
11,093,678
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $11,004,114) .............................. 11,093,678
Beneficial Interest
(000)
Other Interests
(q)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c)(h)(i)
...... 15 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 1.7%
Banks — 0.5%
(a)(g)
Bank of America Corp., Series RR, (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.76%), 4.38% ...... 650 550,505
Citigroup, Inc.
Series U, (SOFR 1 Day + 3.81%), 5.00% . 1,063 946,083
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 50 43,556
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... 10 8,164
JPMorgan Chase & Co.
Series FF, (SOFR 1 Day + 3.38%), 5.00% 144 131,750
Series HH, (SOFR 1 Day + 3.13%), 4.60% 40 35,250
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ...................... 800 634,000
Series V, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.24%),
6.20% ...................... 122 119,225
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ........................ 555 453,712
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 395 353,766
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ...................... 892 780,736
4,056,747

BlackRock Managed Income Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
(a)(g)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% USD 775 $ 689,281
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 1,100 954,250
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 834 665,073
Goldman Sachs Group, Inc. (The)
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 97 88,269
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ...................... 600 488,821
2,885,694
Consumer Finance — 0.3%
(a)(g)
Ally Financial, Inc., Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.87%), 4.70% ............. 1,325 886,094
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 725 577,113
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% 631 534,063
1,997,270
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(g)
........... 475 462,544
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(g)
........... 1,222 1,000,073
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(g)
..................... 68 61,875
Insurance — 0.1%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(g)
............... 950 882,313
Multi-Utilities — 0.0%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(g)
...................... 450 416,106
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP, Series G, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.31%), 7.13%
(a)(g)
........... 1,650 1,377,750
Total Capital Trusts — 1.7%
(Cost: $15,573,999) .............................. 13,140,372
Shares
Shares
Preferred Stocks — 0.2%
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 6.47%
(a)(g)
................ 2,500 143,850
Security
Shares
Shares Value
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(g)
.... 15,000 $ 297,150
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(g)
.......... 25,000 547,250
Total Preferred Stocks — 0.2%
(Cost: $1,170,581) .............................. 988,250
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
6.29%, 12/21/65
(a)(b)
............... 100,000 59,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 59,000
Total Preferred Securities — 1.9%
(Cost: $16,839,830) .............................. 14,187,622
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 share for 1 warrant,
Expires 06/30/27, Strike Price USD 10.00)
(c)
(i)
............................ 766 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 52 655
Total Warrants — 0.0%
(Cost: $—) .................................... 655
Total Long-Term Investments — 95.0%
(Cost: $790,164,176) ............................. 728,473,851
Short-Term Securities
Money Market Funds — 3.6%
(o)(r)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03% ................... 23,716,077 23,716,077
SL Liquidity Series, LLC, Money Market Series,
4.49%
(s)
....................... 3,710,763 3,710,763
Total Short-Term Securities — 3.6%
(Cost: $27,426,840) .............................. 27,426,840
Total Investments — 98.6%
(Cost: $817,591,016 ) ............................. 755,900,691
Other Assets Less Liabilities — 1.4% ................... 11,010,951
Net Assets — 100.0% ..............................
$ 766,911,642

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Convertible security.
(f)
Zero-coupon bond.
(g)
Perpetual security with no stated maturity date.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Rounds to less than 1,000.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Fixed rate.
(o)
Affiliate of the Fund.
(p)
All or a portion of this security is on loan.
(q)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 35,824,234 $ — $ (12,108,157)
(a)
$ — $ — $ 23,716,077 23,716,077 $ 388,778 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 35,553,336 — (31 , 842,573 )
(a)
(796) 796 3,710,763 3,710,763 6,469
(b)
—
BlackRock Allocation Target
Shares - BATS Series A .... 68,719,858 — — — (5,990,608) 62,729,250 6,885,757 2,544,319 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 20,171,128 11,276,368 (25,764,374) (1,451,050) (202,231) 4,029,841 428,707 946,711 —
BlackRock GNMA Portfolio, Class
K Shares .............. — 32,222,767 (2,728,295) (571,542) (4,120,130) 24,802,800 3,159,592 715,415 7,357
BlackRock High Yield Bond
Portfolio, Class K Shares ... — 23,746,478 (20,685,109) (2,638,075) (3,752) 419,542 63,184 646,479 —
iShares Core Dividend Growth
ETF .................. 20,580,329 29,829,472 (22,503,680) 1,732,780 (5,450,101) 24,188,800 483,776 374,460 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 19,892,139 8,031,340 (19,880,607) 516,578 (795,019) 7,764,431 105,452 41,794 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 9,426,678 8,036,862 (9,325,762) 195,698 (617,792) 7,715,684 73,183 24,265 —
iShares MBS ETF .......... 31,749,432 8,046,564 (31,627,717) (469,621) 126,474 7,825,132 84,368 20,334 —
iShares U.S. Real Estate ETF
(c)
. 15,251,389 — (14,266,201) (249,027) (736,161) — — 56,809 —
$ (2,935,055) $ (17,788,524) $ 166,902,320 $ 5,765,833 $ 7,357
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 48 03/17/23 $ 9,266 $ (305,338)
U.S. Treasury 10 Year Note ................................................... 1,102 03/22/23 123,579 (644,976)
U.S. Treasury 10 Year Ultra Note ............................................... 213 03/22/23 25,111 (165,219)
U.S. Treasury 2 Year Note .................................................... 17 03/31/23 3,485 (4,892)
U.S. Treasury 5 Year Note .................................................... 947 03/31/23 102,113 (1,259,788)
(2,380,213)
Short Contracts
GBP Currency ............................................................ 168 03/13/23 12,688 332,275
JPY Currency ............................................................ 17 03/13/23 1,638 (50,509)
U.S. Treasury 10 Year Note ................................................... 36 03/22/23 4,037 61,535
U.S. Treasury Long Bond .................................................... 4 03/22/23 499 16,556
U.S. Treasury Ultra Bond .................................................... 45 03/22/23 6,009 498,378
858,235
$ (1,521,978)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 % Quarterly 12/20/27 USD 3,072 $ (25,423) $ (8,979) $ (16,444)
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
......................................................... $ — $ (8,979) $ — $ (16,444)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ 332,275 $ 576,469 $ — $ 908,744
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 305,338 $ 50,509 $ 2,074,875 $ — $ 2,430,722
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 16,444 — — — — 16,444
$ — $ 16,444 $ 305,338 $ 50,509 $ 2,074,875 $ — $ 2,447,166

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (1,372,064) $ 1,325,051 $ (494,053) $ — $ (541,066)
Options purchased
(a)
.................... — — 3,507,633 — — — 3,507,633
Options written ........................ — — (738,033) — — — (738,033)
Swaps .............................. — (20,661) — — — — (20,661)
$ — $ (20,661) $ 1,397,536 $ 1,325,051 $ (494,053) $ — $ 2,207,873
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (539,777) $ 615,312 $ (1,708,340) $ — $ (1,632,805)
Swaps .............................. — 28,499 — — — — 28,499
$ — $ 28,499 $ (539,777) $ 615,312 $ (1,708,340) $ — $ (1,604,306)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 146,727,895
Average notional value of contracts — short ................................................................................. $ 27,465,234
Options
Average value of option contracts purchased ................................................................................ $ 662,859
Average value of option contracts written ................................................................................... $ 296,418
Credit default swaps
Average notional value — buy protection ................................................................................... $ 768,000
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 109,919,745 $ — $ 109,919,745
Common Stocks
Air Freight & Logistics .................................... 1,406,366 — — 1,406,366
Banks ............................................... 2,933,457 1,706,107 — 4,639,564
Beverages ........................................... — 1,417,071 — 1,417,071
Biotechnology ......................................... 1,773,508 — — 1,773,508
Building Products ....................................... 1,097 — — 1,097
Capital Markets ........................................ 1,702,994 — — 1,702,994
Chemicals ............................................ 712,493 1,060,825 — 1,773,318
Consumer Finance ...................................... 1,003,511 — — 1,003,511
Diversified Telecommunication Services ........................ 1,489,101 1,359,401 — 2,848,502
Electric Utilities ........................................ — 1,117,125 — 1,117,125
Electrical Equipment ..................................... — 1,409,262 — 1,409,262
Electronic Equipment, Instruments & Components ................. 1,417,436 — — 1,417,436
Energy Equipment & Services .............................. 986,538 — — 986,538
Equity Real Estate Investment Trusts (REITs) .................... 4,903,012 1,075,103 — 5,978,115
Food & Staples Retailing .................................. 1,234,078 — — 1,234,078
Health Care Equipment & Supplies ........................... 1,424,918 997,485 — 2,422,403

BlackRock Managed Income Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ 1,414,520 $ — $ — $ 1,414,520
Household Durables ..................................... — 1,406,737 — 1,406,737
Household Products ..................................... — 2,093,701 — 2,093,701
Insurance ............................................ 1,127,666 3,336,293 — 4,463,959
IT Services ........................................... 4,333,946 378,278 — 4,712,224
Life Sciences Tools & Services .............................. — 1,330,272 — 1,330,272
Machinery ............................................ 1,484,836 1,401,045 — 2,885,881
Oil, Gas & Consumable Fuels ............................... 1,364,497 — — 1,364,497
Personal Products ...................................... 811,568 — — 811,568
Pharmaceuticals ....................................... — 5,665,546 — 5,665,546
Professional Services .................................... — 1,393,583 — 1,393,583
Real Estate Management & Development ....................... — 475,142 — 475,142
Semiconductors & Semiconductor Equipment .................... — 2,909,819 — 2,909,819
Software ............................................. 4,130,705 — — 4,130,705
Specialty Retail ........................................ — 1,920,231 — 1,920,231
Textiles, Apparel & Luxury Goods ............................ — 2,267,606 — 2,267,606
Tobacco ............................................. 1,924,306 — — 1,924,306
Trading Companies & Distributors ............................ — 1,490,457 — 1,490,457
Wireless Telecommunication Services ......................... — 964,395 — 964,395
Corporate Bonds
Aerospace & Defense .................................... — 6,454,643 — 6,454,643
Air Freight & Logistics .................................... — 357,747 — 357,747
Airlines .............................................. — 1,885,785 — 1,885,785
Auto Components ...................................... — 1,445,089 — 1,445,089
Automobiles .......................................... — 4,968,373 — 4,968,373
Banks ............................................... — 60,576,374 — 60,576,374
Beverages ........................................... — 1,688,459 — 1,688,459
Biotechnology ......................................... — 4,517,753 — 4,517,753
Building Products ....................................... — 820,477 — 820,477
Capital Markets ........................................ — 21,445,214 — 21,445,214
Chemicals ............................................ — 2,496,981 — 2,496,981
Commercial Services & Supplies ............................. — 1,976,736 — 1,976,736
Communications Equipment ................................ — 1,272,831 — 1,272,831
Construction & Engineering ................................ — 155,029 — 155,029
Consumer Finance ...................................... — 14,301,598 — 14,301,598
Containers & Packaging .................................. — 2,685,762 — 2,685,762
Distributors ........................................... — 75,539 — 75,539
Diversified Consumer Services .............................. — 1,182,290 — 1,182,290
Diversified Financial Services ............................... — 3,395,880 — 3,395,880
Diversified Telecommunication Services ........................ — 7,945,851 — 7,945,851
Electric Utilities ........................................ — 16,946,910 — 16,946,910
Electrical Equipment ..................................... — 113,556 — 113,556
Electronic Equipment, Instruments & Components ................. — 330,869 — 330,869
Energy Equipment & Services .............................. — 1,061,253 — 1,061,253
Entertainment ......................................... — 1,604,334 — 1,604,334
Equity Real Estate Investment Trusts (REITs) .................... — 10,406,310 — 10,406,310
Food & Staples Retailing .................................. — 1,156,710 — 1,156,710
Food Products ......................................... — 2,907,015 — 2,907,015
Gas Utilities ........................................... — 422,652 — 422,652
Health Care Equipment & Supplies ........................... — 1,866,338 — 1,866,338
Health Care Providers & Services ............................ — 8,042,156 — 8,042,156
Health Care Technology .................................. — 203,393 — 203,393
Hotels, Restaurants & Leisure .............................. — 3,462,557 — 3,462,557
Household Durables ..................................... — 724,701 — 724,701
Household Products ..................................... — 101,683 — 101,683
Independent Power and Renewable Electricity Producers ............ — 1,175,092 — 1,175,092
Insurance ............................................ — 5,373,882 — 5,373,882
Interactive Media & Services ............................... — 891,569 — 891,569
Internet & Direct Marketing Retail ............................ — 1,770,020 — 1,770,020
IT Services ........................................... — 5,538,415 — 5,538,415
Leisure Products ....................................... — 131,029 — 131,029
Life Sciences Tools & Services .............................. — 803,173 — 803,173
Machinery ............................................ — 1,119,411 — 1,119,411
Marine .............................................. — 68,960 — 68,960
Fair Value Hierarchy as of Period End (continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Managed Income Fund

Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 9,582,469 $ — $ 9,582,469
Metals & Mining ........................................ — 2,556,486 — 2,556,486
Mortgage Real Estate Investment Trusts (REITs) .................. — 105,556 — 105,556
Multiline Retail ......................................... — 77,793 — 77,793
Multi-Utilities .......................................... — 1,952,540 — 1,952,540
Oil, Gas & Consumable Fuels ............................... — 23,305,382 — 23,305,382
Paper & Forest Products .................................. — 601,437 — 601,437
Personal Products ...................................... — 244,084 — 244,084
Pharmaceuticals ....................................... — 5,300,624 — 5,300,624
Professional Services .................................... — 196,311 — 196,311
Real Estate Management & Development ....................... — 206,928 — 206,928
Road & Rail ........................................... — 5,817,513 — 5,817,513
Semiconductors & Semiconductor Equipment .................... — 7,153,193 — 7,153,193
Software ............................................. — 8,670,252 — 8,670,252
Specialty Retail ........................................ — 3,420,477 — 3,420,477
Technology Hardware, Storage & Peripherals .................... — 2,358,845 — 2,358,845
Textiles, Apparel & Luxury Goods ............................ — 80,101 — 80,101
Thrifts & Mortgage Finance ................................ — 369,313 — 369,313
Tobacco ............................................. — 3,174,008 — 3,174,008
Trading Companies & Distributors ............................ — 3,813,969 — 3,813,969
Wireless Telecommunication Services ......................... — 4,364,114 — 4,364,114
Equity-Linked Notes ...................................... — 40,465,746 — 40,465,746
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,233,707 — 1,233,707
Airlines .............................................. — 1,422,094 — 1,422,094
Auto Components ...................................... — 360,408 — 360,408
Automobiles .......................................... — 166,498 — 166,498
Beverages ........................................... — 427,049 — 427,049
Building Products ....................................... — 650,064 — 650,064
Capital Markets ........................................ — 1,058,937 — 1,058,937
Chemicals ............................................ — 1,806,026 — 1,806,026
Commercial Services & Supplies ............................. — 1,549,702 109,266 1,658,968
Communications Equipment ................................ — 164,177 — 164,177
Construction & Engineering ................................ — 407,509 — 407,509
Construction Materials .................................... — 418,425 — 418,425
Containers & Packaging .................................. — 878,968 — 878,968
Distributors ........................................... — 117,955 — 117,955
Diversified Consumer Services .............................. — 1,197,881 — 1,197,881
Diversified Financial Services ............................... — 1,272,696 — 1,272,696
Diversified Telecommunication Services ........................ — 1,834,710 — 1,834,710
Electric Utilities ........................................ — 91,245 — 91,245
Electrical Equipment ..................................... — 200,945 — 200,945
Electronic Equipment, Instruments & Components ................. — 105,683 — 105,683
Entertainment ......................................... — 1,594,967 183,338 1,778,305
Equity Real Estate Investment Trusts (REITs) .................... — 72,237 — 72,237
Food & Staples Retailing .................................. — 269,631 — 269,631
Food Products ......................................... — 1,622,565 — 1,622,565
Health Care Equipment & Supplies ........................... — 832,456 — 832,456
Health Care Providers & Services ............................ — 1,396,939 — 1,396,939
Health Care Technology .................................. — 587,806 — 587,806
Hotels, Restaurants & Leisure .............................. — 2,817,198 — 2,817,198
Household Durables ..................................... — 589,754 — 589,754
Household Products ..................................... — 213,981 — 213,981
Independent Power and Renewable Electricity Producers ............ — 178,732 — 178,732
Insurance ............................................ — 1,805,540 — 1,805,540
Interactive Media & Services ............................... — 700,842 — 700,842
Internet & Direct Marketing Retail ............................ — 218,058 108,135 326,193
IT Services ........................................... — 1,606,671 — 1,606,671
Leisure Products ....................................... — 82,954 98,695 181,649
Life Sciences Tools & Services .............................. — 1,250,887 — 1,250,887
Machinery ............................................ — 1,974,733 — 1,974,733
Media ............................................... — 1,584,848 157,245 1,742,093
Metals & Mining ........................................ — 291,871 — 291,871
Multiline Retail ......................................... — 443,377 — 443,377
Fair Value Hierarchy as of Period End (continued)

BlackRock Managed Income Fund
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2022
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 829,088 $ — $ 829,088
Personal Products ...................................... — 416,460 — 416,460
Pharmaceuticals ....................................... — 796,939 184,843 981,782
Professional Services .................................... — 1,736,317 — 1,736,317
Real Estate Management & Development ....................... — 211,896 — 211,896
Road & Rail ........................................... — 645,685 — 645,685
Semiconductors & Semiconductor Equipment .................... — 190,812 — 190,812
Software ............................................. — 4,821,444 115,806 4,937,250
Specialty Retail ........................................ — 845,834 — 845,834
Technology Hardware, Storage & Peripherals .................... — 49,214 — 49,214
Textiles, Apparel & Luxury Goods ............................ — 130,305 — 130,305
Trading Companies & Distributors ............................ — 801,244 33,930 835,174
Transportation Infrastructure ............................... — 81,748 118,233 199,981
Wireless Telecommunication Services ......................... — 368,305 — 368,305
Foreign Agency Obligations ................................. — 817,586 — 817,586
Investment Companies .................................... 76,746,230 — — 76,746,230
Non-Agency Mortgage-Backed Securities ........................ — 11,093,678 — 11,093,678
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 4,056,747 — 4,056,747
Capital Markets ........................................ — 2,885,694 — 2,885,694
Commercial Services & Supplies ............................. — 59,000 — 59,000
Consumer Finance ...................................... 143,850 1,997,270 — 2,141,120
Diversified Financial Services ............................... — 462,544 — 462,544
Electric Utilities ........................................ — 1,000,073 — 1,000,073
Independent Power and Renewable Electricity Producers ............ — 61,875 — 61,875
Insurance ............................................ 297,150 882,313 — 1,179,463
Multi-Utilities .......................................... — 416,106 — 416,106
Oil, Gas & Consumable Fuels ............................... 547,250 1,377,750 — 1,925,000
Warrants .............................................. 655 — — 655
Short-Term Securities
Money Market Funds ...................................... 23,716,077 — — 23,716,077
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,088) — (3,088)
$ 139,031,765 $ 549,316,334 $ 1,109,491 $ 689,457,590
Investments valued at NAV
(b)
...................................... 66,440,013
$ —
$ 755,897,603
$ —
Derivative Financial Instruments
(c)
Assets
Foreign currency exchange contracts ............................ $ 332,275 $ — $ — $ 332,275
Interest rate contracts ....................................... 576,469 — — 576,469
Liabilities
Credit contracts ........................................... — (16,444) — (16,444)
Equity contracts ........................................... (305,338) — — (305,338)
Foreign currency exchange contracts ............................ (50,509) — — (50,509)
Interest rate contracts ....................................... (2,074,875) — — (2,074,875)
$ (1,521,978) $ (16,444) $ — $ (1,538,422)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock
Managed Income
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 588,998,371
Investments, at value — affiliated
(c)
.......................................................................................... 166,902,320
Cash ............................................................................................................. 458,848
Cash pledged: –
Futures contracts .................................................................................................... 5,610,000
Centrally cleared swaps ................................................................................................ 49,000
Foreign currency, at value
(d)
............................................................................................... 20,709
Receivables: –
Investments sold .................................................................................................... 6,707,563
Securities lending income — affiliated ...................................................................................... 1,085
Capital shares sold ................................................................................................... 1,394,091
Dividends — unaffiliated ............................................................................................... 161,526
Dividends — affiliated ................................................................................................. 472,443
Interest — unaffiliated ................................................................................................. 5,167,560
From the Manager ................................................................................................... 58,992
Variation margin on futures contracts ....................................................................................... 41,186
Prepaid expenses ..................................................................................................... 65,103
Total assets .........................................................................................................
776,108,797
LIABILITIES
Collateral on securities loaned ............................................................................................. 3,717,114
Payables: –
Investments purchased ................................................................................................ 351,471
Administration fees ................................................................................................... 2,726
Capital shares redeemed ............................................................................................... 3,540,787
Income dividend distributions ............................................................................................ 133,378
Investment advisory fees .............................................................................................. 211,433
Trustees' and Officer's fees ............................................................................................. 2,448
Other affiliate fees ................................................................................................... 2,594
Professional fees .................................................................................................... 110,196
Service and distribution fees ............................................................................................. 92,694
Variation margin on futures contracts ....................................................................................... 610,976
Variation margin on centrally cleared swaps .................................................................................. 3,027
Other accrued expenses ............................................................................................... 415,223
Unrealized depreciation on: –
Unfunded floating rate loan interests ....................................................................................... 3,088
Total liabilities ........................................................................................................
9,197,155
NET ASSETS ........................................................................................................
$ 766,911,642
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 882,465,495
Accumulated loss ..................................................................................................... (115,553,853)
NET ASSETS ........................................................................................................
$ 766,911,642
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 638,611,709
(b)
  Securities loaned, at value .............................................................................................. $ 3,629,738
(c)
  Investments, at cost — affiliated .......................................................................................... $ 178,979,307
(d)
  Foreign currency, at cost ............................................................................................... $ 20,203
See notes to financial statements.

Statement of Assets and Liabilities
(continued)
December 31, 2022

Financial Statements
BlackRock
Managed Income
Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................................
$ 340,824,349
Shares outstanding ...................................................................................................
38,073,786
Net asset value ......................................................................................................
$ 8.95
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor A
Net assets ..........................................................................................................
$ 322,849,292
Shares outstanding ...................................................................................................
36,057,428
Net asset value ......................................................................................................
$ 8.95
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Investor C
Net assets ..........................................................................................................
$ 23,296,024
Shares outstanding ...................................................................................................
2,599,770
Net asset value ......................................................................................................
$ 8.96
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
Class K
Net assets ..........................................................................................................
$ 79,941,977
Shares outstanding ...................................................................................................
8,906,546
Net asset value ......................................................................................................
$ 8.98
Shares authorized ....................................................................................................
Unlimited
Par value ..........................................................................................................
$ 0.001
See notes to financial statements.

Statement of Operations

Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Managed Income
Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 2,431,001
Dividends — affiliated ................................................................................................. 5,759,364
Interest — unaffiliated ................................................................................................. 33,019,446
Securities lending income — affiliated — net ................................................................................. 6,469
Foreign taxes withheld ................................................................................................ (141,553)
Total investment income .................................................................................................
41,074,727
EXPENSES
Investment advisory .................................................................................................. 3,211,919
Service and distribution — class specific .................................................................................... 1,140,834
Transfer agent — class specific .......................................................................................... 558,968
Accounting services .................................................................................................. 407,157
Administration ..................................................................................................... 379,489
Professional ....................................................................................................... 192,020
Administration — class specific .......................................................................................... 183,570
Registration ....................................................................................................... 146,327
Custodian ......................................................................................................... 85,373
Printing and postage ................................................................................................. 22,754
Trustees and Officer .................................................................................................. 13,528
Miscellaneous ...................................................................................................... 78,715
Total expenses .......................................................................................................
6,420,654
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (1,269,065)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (174,058)
Administration fees waived by the Manager — class specific ....................................................................... (156,584)
Total expenses after fees waived and/or reimbursed ..............................................................................
4,820,947
Net investment income ..................................................................................................
36,253,780
REALIZED AND UNREALIZED GAIN (LOSS) $ (136,671,066)
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (47,218,155)
Investments — affiliated ............................................................................................. (2,935,055)
Capital gain distributions from underlying funds — affiliated ...................................................................... 7,357
Foreign currency transactions ......................................................................................... (25,255)
Futures contracts .................................................................................................. (541,066)
Options written ................................................................................................... (738,033)
Swaps ......................................................................................................... (20,661)
A
(51,470,868)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... (65,795,299)
Investments — affiliated ............................................................................................. (17,788,524)
Foreign currency translations .......................................................................................... (8,777)
Futures contracts .................................................................................................. (1,632,805)
Swaps ......................................................................................................... 28,499
Unfunded floating rate loan interests ..................................................................................... (3,292)
A
(85,200,198)
Net realized and unrealized loss ............................................................................................
(136,671,066)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ (100,417,286)

Statements of Changes in Net Assets

Financial Statements
BlackRock Managed Income Fund
Year Ended 12/31/22 Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 36,253,780  $ 25,944,877
Net realized gain (loss) .............................................................................. (51,470,868) 21,879,225
Net change in unrealized appreciation (depreciation) .......................................................... (85,200,198) (3,399,590)
Net increase (decrease) in net assets resulting from operations ..................................................... (100,417,286) 44,424,512
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional .................................................................................... (18,874,692) (21,513,873)
Investor A ..................................................................................... (14,291,989) (17,731,220)
Investor C ..................................................................................... (837,475) (1,196,903)
Class K ....................................................................................... (4,048,256) (5,017,403)
Decrease in net assets resulting from distributions to shareholders ................................................... (38,052,412) (45,459,399)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (75,228,634) 292,417,674
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (213,698,332) 291,382,787
Beginning of year .................................................................................... 980,609,974  689,227,187
End of year ........................................................................................
$ 766,911,642  $ 980,609,974
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Institutional
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02
Net investment income
(a)
........................................
0.38  0.33  0.35  0.39  0.40
Net realized and unrealized gain (loss) ...............................
(1.34) 0.24  0.21  0.52  (0.46)
Net increase (decrease) from investment operations ....................... (0.96) 0.57  0.56  0.91  (0.06)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.39) (0.34) (0.34) (0.39) (0.38)
From net realized gain ..........................................
(0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................................. (0.40) (0.54) (0.36) (0.39) (0.40)
Net asset value, end of year ...................................... $ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Total Return
(c)
— — — — —
Based on net asset value ......................................... (9.27)% 5.61% 5.78% 9.63% (0.57)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.60% 0.61% 0.62% 0.59% 0.72%
Total expenses after fees waived and/or reimbursed .......................
0.41% 0.40% 0.38% 0.34% 0.27%
Net investment income ..........................................
4.06% 3.17% 3.51% 3.90% 4.09%
Supplemental Data
Net assets, end of year (000) ....................................... $ 340,824  $ 447,218  $ 317,679  $ 199,220  $ 117,904
Portfolio turnover rate
(e)
........................................... 60% 45% 76% 71% 79%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ................................... 103% 88% 94% 91% 100%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor A
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 10.31  $ 10.28  $ 10.08  $ 9.56  $ 10.02
Net investment income
(a)
........................................
0.36  0.30  0.32  0.36  0.38
Net realized and unrealized gain (loss) ...............................
(1.34) 0.24  0.22  0.52  (0.46)
Net increase (decrease) from investment operations ....................... (0.98) 0.54  0.54  0.88  (0.08)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.37) (0.31) (0.32) (0.36) (0.36)
From net realized gain ..........................................
(0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................................. (0.38) (0.51) (0.34) (0.36) (0.38)
Net asset value, end of year ...................................... $ 8.95  $ 10.31  $ 10.28  $ 10.08  $ 9.56
Total Return
(c)
— — — — —
Based on net asset value ......................................... (9.51)% 5.36% 5.51% 9.36% (0.82)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.81% 0.82% 0.83% 0.80% 0.95%
Total expenses after fees waived and/or reimbursed .......................
0.66% 0.65% 0.62% 0.59% 0.52%
Net investment income ..........................................
3.83% 2.91% 3.27% 3.65% 3.83%
Supplemental Data
Net assets, end of year (000) ....................................... $ 322,849  $ 401,138  $ 261,322  $ 190,848  $ 107,314
Portfolio turnover rate
(e)
........................................... 60% 45% 76% 71% 79%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ................................... 103% 88% 94% 91% 100%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Investor C
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 10.31  $ 10.29  $ 10.09  $ 9.56  $ 10.03
Net investment income
(a)
........................................
0.29  0.23  0.25  0.29  0.31
Net realized and unrealized gain (loss) ...............................
(1.33) 0.23  0.21  0.53  (0.48)
Net increase (decrease) from investment operations ....................... (1.04) 0.46  0.46  0.82  (0.17)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.30) (0.24) (0.24) (0.29) (0.28)
From net realized gain ..........................................
(0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................................. (0.31) (0.44) (0.26) (0.29) (0.30)
Net asset value, end of year ...................................... $ 8.96  $ 10.31  $ 10.29  $ 10.09  $ 9.56
Total Return
(c)
— — — — —
Based on net asset value ......................................... (10.12)% 4.50% 4.72% 8.65% (1.67)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
1.59% 1.59% 1.60% 1.58% 1.74%
Total expenses after fees waived and/or reimbursed .......................
1.41% 1.40% 1.37% 1.34% 1.28%
Net investment income ..........................................
3.08% 2.18% 2.54% 2.89% 3.11%
Supplemental Data
Net assets, end of year (000) ....................................... $ 23,296  $ 29,565  $ 26,419  $ 23,347  $ 11,983
Portfolio turnover rate
(e)
........................................... 60% 45% 76% 71% 79%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ................................... 103% 88% 94% 91% 100%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
BlackRock Managed Income Fund
Class K
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ..................................
$ 10.33  $ 10.30  $ 10.11  $ 9.58  $ 10.05
Net investment income
(a)
........................................
0.39  0.34  0.36  0.39  0.41
Net realized and unrealized gain (loss) ...............................
(1.33) 0.23  0.20  0.53  (0.47)
Net increase (decrease) from investment operations ....................... (0.94) 0.57  0.56  0.92  (0.06)
Distributions
(b)
– – – – –
From net investment income .....................................
(0.40) (0.34) (0.35) (0.39) (0.39)
From net realized gain ..........................................
(0.01) (0.20) (0.02) —  (0.02)
Total distributions .............................................. (0.41) (0.54) (0.37) (0.39) (0.41)
Net asset value, end of year ...................................... $ 8.98  $ 10.33  $ 10.30  $ 10.11  $ 9.58
Total Return
(c)
— — — — —
Based on net asset value ......................................... (9.10)% 5.66% 5.72% 9.78% (0.61)%
Ratios to Average Net Assets
(d)
Total expenses ................................................
0.52% 0.52% 0.52% 0.50% 0.64%
Total expenses after fees waived and/or reimbursed .......................
0.36% 0.35% 0.33% 0.29% 0.22%
Net investment income ..........................................
4.13% 3.22% 3.58% 3.97% 4.10%
Supplemental Data
Net assets, end of year (000) ....................................... $ 79,942  $ 102,690  $ 83,808  $ 59,493  $ 59,030
Portfolio turnover rate
(e)
........................................... 60% 45% 76% 71% 79%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (including equity-linked notes) ................................... 103% 88% 94% 91% 100%
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Managed Income Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as
“Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the  Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)

Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least
105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s  Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
BlackRock Managed
Income Fund Athenahealth Group, Inc., Delayed Draw Term Loan ......... $ 32,631 $ 32,468 $ 29,380 $ (3,088)
As of period end, the following table is a summary of the Fund's securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Morgan Stanley .................................. $ 3,629,738 $ (3,629,738) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), and effective February 8, 2022, BlackRock (Singapore)
Limited (“BSL”), (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.35%
$1 billion - $2 billion ..................................................................................................... 0.34
$2 billion - $3 billion ..................................................................................................... 0.33
Greater than $3 billion ................................................................................................... 0.32

Notes to Financial Statements
(continued)

Notes to Financial Statements
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2022, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2022, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  December 31, 2022 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $6,758 .
For the year ended December 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023.
The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Fund, as defined in the 1940 Act
(“ Independent Trustees ”) , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2022, the amount waived was $16,163.
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 883,799
Investor C ........................................................................................................ 257,035
$ 1,140,834
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 89,062 $ 70,702 $ 5,141 $ 18,665 $ 183,570
Institutional Investor A Investor C Class K Total
Amount ....................................... $ 978 $ 3,587 $ 297 $ 244 $ 5,106
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 388,891 $ 149,762 $ 18,541 $ 1,774 $ 558,968
Investor A $ 49,550
Investor C 4,092

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended December 31, 2022, the Manager waived $297,517 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Other Expenses ("expense limitation") through June 30, 2023. Other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund's business. The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended December 31, 2022, the Manager waived and/or reimbursed investment advisory fees of $955,385 pursuant to this arrangement, which is included in fees waived and/or reimbursed by the Manager in the Statement of
Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by Manager — class specific, respectively, in the Statement of Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements are as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”), managed by the Manager or its affiliates. However,
BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Fund. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2%
of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market
Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the year ended December 31, 2022, the Fund paid BIM $907 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
Institutional .............................................................................................................
0.09%
Investor A ..............................................................................................................
0.09
Investor C ..............................................................................................................
0.09
Class K ...............................................................................................................
0.04
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
BlackRock Managed Income Fund
Institutional .................................................................................... $ 89,062 $ 166,588
Investor A ..................................................................................... 43,716 —
Investor C ..................................................................................... 5,141 5,696
Class K ...................................................................................... 18,665 1,774
$ 156,584 $ 174,058

Notes to Financial Statements
(continued)

Notes to Financial Statements
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions: The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, excluding short-term securities and equity-linked notes, were $499,664,393 and $570,840,102, respectively.
For the year ended December 31, 2022, purchases and sales related to equity-linked notes were $408,280,031 and $409,565,807.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and classification of investments.
Purchases ............................................................................................................... $ 9,758,496
Sales ................................................................................................................... 12,845,135
Net Realized Loss .......................................................................................................... (1,105,835)
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
BlackRock Managed Income Fund ............................................................... $ (22) $ 22
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
BlackRock Managed Income Fund
Ordinary income ........................................................................................... $ 36,681,404 $ 38,845,301
Long-term capital gains ...................................................................................... 1,371,008 6,614,098
$ 38,052,412 $ 45,459,399
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b
Total
BlackRock Managed Income Fund ................................................ $ 824,980 $ (52,648,845) $ (63,729,988) $ (115,553,853)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Managed Income Fund ...................................... $ 819,618,417 $ 4,627,137 $ (68,360,366) $ (63,733,229)

Notes to Financial Statements
(continued)

Notes to Financial Statements
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Managed Income Fund
Institutional
Shares sold .............................................
30,758,600 $ 294,798,975 22,708,323 $ 236,175,835
Shares issued in reinvestment of distributions ........................
2,012,421 18,660,414 2,069,994 21,453,907
Shares redeemed .........................................
(38,093,781) (350,679,791) (12,287,499) (127,910,759)
(5,322,760) $ (37,220,402) 12,490,818 $ 129,718,983
Investor A
Shares sold and automatic conversion of shares ......................
10,785,262 $ 101,705,766 21,582,431 $ 224,980,947
Shares issued in reinvestment of distributions ........................
1,540,910 14,249,573 1,706,724 17,686,847
Shares redeemed .........................................
(15,192,961) (142,413,853) (9,784,445) (101,955,327)
(2,866,789) $ (26,458,514) 13,504,710 $ 140,712,467
Investor C
Shares sold .............................................
505,249 $ 4,736,983 813,169 $ 8,483,411
Shares issued in reinvestment of distributions ........................
90,662 836,724 115,335 1,195,073
Shares redeemed and automatic conversion of shares ..................
(863,782) (8,095,480) (628,997) (6,550,879)
(267,871) $ (2,521,773) 299,507 $ 3,127,605
Class K
Shares sold .............................................
2,292,432 $ 22,132,854 3,303,108 $ 34,517,332
Shares issued in reinvestment of distributions ........................
396,922 3,681,561 443,099 4,602,542
Shares redeemed .........................................
(3,721,675) (34,842,360) (1,940,445) (20,261,255)
(1,032,321) $ (9,027,945) 1,805,762 $ 18,858,619
(9,489,741) $ (75,228,634) 28,100,797 $ 292,417,674

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Managed Income Fund and the Board of Trustees of BlackRock Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Managed Income Fund of BlackRock Funds II (the “Fund”), including the schedule of investments, as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)
2022
BlackRock Annual Report to Shareholders

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended December 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended December 31, 2022:
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2022:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2022:
Fund Name
Qualified Dividend
Income
BlackRock Managed Income Fund ....................................................................................... $ 4,409,203
Fund Name
20% Rate Long-Term
Capital Gain Dividends
BlackRock Managed Income Fund ....................................................................................... $ 1,371,089
Fund Name
Dividends-Received
Deduction
BlackRock Managed Income Fund ....................................................................................... 6.45%
Fund Name Interest Dividends
BlackRock Managed Income Fund ....................................................................................... $ 23,318,382
Fund Name
Interest-Related
Dividends
BlackRock Managed Income Fund ....................................................................................... $ 18,832,191

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Managed Income Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on November 8-9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2021 through September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseea ble stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
28 RICs consisting of 164 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Trustee, Financial Accounting Foundation from 2017 to
2021; Advisory Board Member, Center for Private Equity and
Entrepreneurship at Tuck School of Business from 1997 to 2021;
Director, Pacific Pension Institute from 2014 to 2018; Senior
Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in
2015; Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory Board
Member, Girls Who Invest from 2015 to 2018 and Board Member
thereof since 2018; Advisory Board Member, Bridges Fund
Management since 2016; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020; Investment Committee Member, Tostan since 2021.
28 RICs consisting of 164 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
28 RICs consisting of 164 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
28 RICs consisting of 164 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. from 2013 to
2021; Senior Lecturer, Harvard Business School from 2008 to
2021; FMR LLC/Fidelity Investments (financial services) from
1996 to 2008, serving in various senior roles including Executive
Vice President - Strategic Corporate Initiatives and Executive
Vice President and General Counsel; Partner, Sullivan &
Worcester LLP from 1985 to 1996 and Associate thereof from
1979 to 1985.
28 RICs consisting of 164 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
28 RICs consisting of 164 Portfolios Hertz Global Holdings (car rental) from 2015 to 2021;
GrafTech International Ltd.
(materials manufacturing);
WABCO (commercial
vehicle safety systems)
from 2015 to 2020; Sealed
Air Corp. (packaging) from
2015 to 2021
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 28 RICs consisting of 164 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Donald C. Opatrny
1952
Trustee
(Since 2015)
Director, Athena Capital Advisors LLC (investment management firm) from 2013 to 2020; Trustee, Vice Chair, Member of the
Executive Committee and Chair of the Investment Committee,
Cornell University from 2004 to 2019; President and Trustee, the
Center for the Arts, Jackson Hole from 2011 to 2018; Member
of the Board and Investment Committee, University School from
2007 to 2018; Trustee, Artstor (a Mellon Foundation affiliate)
from 2010 to 2015; Member of the Investment Committee, Mellon
Foundation from 2009 to 2015; President, Trustee and Member
of the Investment Committee, The Aldrich Contemporary Art
Museum from 2007 to 2014; Trustee and Chair of the Investment
Committee, Community Foundation of Jackson Hole since
2014; Member of Affordable Housing Supply Board of Jackson,
Wyoming since 2017; Member, Investment Funds Committee,
State of Wyoming since 2017; Trustee, Phoenix Art Museum
since 2018; Trustee, Arizona Community Foundation and
Member of Investment Committee since 2020.
28 RICs consisting of 164 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
28 RICs consisting of 164 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
28 RICs consisting of 164 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
28 RICs consisting of 164 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustees joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A. Montgomery, 1994; Joseph
P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)

Trustee and Officer Information
Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective March 31, 2022, Thomas Callahan resigned as a Vice President of the Trust and effective May 10, 2022, Roland Villacorta was appointed as a Vice President of the Trust.
Effective December 31, 2022, Joseph P. Platt retired as a Trustee of the Trust.

Additional Information
2022
BlackRock Annual Report to Shareholders

General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2022
BlackRock Annual Report to Shareholders

Currency Abbreviation
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
MIIP-12/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$59,976	$59,388	$44	$210	$16,900	$20,300	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

 (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Managed Income Fund	$17,375	$20,510

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

<<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski _
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 23, 2023

By:     /s/ Trent Walker _
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 23, 2023